OUTSIDE FRONT COVER
THORNBURG FUNDS
Prospectus                                THORNBURG INVESTMENT MANAGEMENT
February 1, 2005 as revised August 15, 2005




                    Thornburg Limited Term Municipal Fund
                       ("Limited Term National Fund")
                    Thornburg California Limited Term Municipal Fund
                      ("Limited Term California Fund")
                 Thornburg Intermediate Municipal Fund
                       ("Intermediate National Fund")
               Thornburg New Mexico Intermediate Municipal Fund
                       ("Intermediate New Mexico Fund")
                Thornburg Florida Intermediate Municipal Fund
                        ("Intermediate Florida Fund")
                Thornburg New York Intermediate Municipal Fund
                        ("Intermediate New York Fund")

               Thornburg Limited Term U.S. Government Fund
                            ("Government Fund")
                      Thornburg Limited Term Income Fund
                              ("Income Fund")

                           Thornburg Value Fund
                              ("Value Fund")
                     Thornburg International Value Fund
                        ("International Value Fund")
                         Thornburg Core Growth Fund
                              ("Growth Fund")
                  Thornburg Investment Income Builder Fund
                          ("Income Builder Fund")








These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.

                              TABLE OF CONTENTS

3          Limited Term National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

5          Limited Term California Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

7          Intermediate National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

9          Intermediate New Mexico Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

11         Intermediate Florida Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

13         Intermediate New York Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

15         Government Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses


17         Income Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses


19         Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

21         International Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

23         Core Growth Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

25         Income Builder Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses


27         Additional Information About Fund Investments,
           Investment Practices and Risks

28         Potential Advantages of Investing in a Fund

29         Opening Your Account - Buying Fund Shares

33         Selling Fund Shares

34         Investor Services

35         Transaction Details

36         Dividends and Distributions

37         Taxes

38         Organization of the Funds

38         Investment Adviser

39         Trustees

41         Financial Highlights

Limited Term National Fund

Investment Goals
----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, greater risk of default. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Limited Term Municipal Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor fund which was reorganized as a Fund of Thornburg Investment Trust on June 21, 2004. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year Municipal Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal bonds from throughout the United States, with an approximate maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Limited Term National Fund Annual Total Returns Class A Shares
---------------------------------------------------------------
18%

16%         9.97                                      7.40
                                          6.81
14%                     5.47
                  3.97        4.80              4.82        3.25  1.69
12%

10%                                 0.34

 8%

 6%

 4%

 2%

0.00

-2%

-4%
            1995  1996  1997  1998  1999  2000  2001  2002  2003  2004

Highest quarterly results for time period shown: 3.56% (quarter ended
3/31/95).

Lowest quarterly results for time period shown: -1.38% (quarter ended
6/30/04).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
--------------------------------------------------------
(periods ended 12/31/04)
Class A. Shares      One Year    Five Years     Ten Years
---------------      --------    ----------     ---------

Return Before Taxes    0.17%       4.46%          4.66%

Return After Taxes
on Distributions       0.17%       4.46%          4.66%

Return After Taxes on
Distributions and Sale
of Fund Shares         1.07%       4.35%          4.60%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 2.71%       5.97%          5.79%

Class C Shares
--------------

                     One Year    Five Years     Ten Years
                     --------    ----------     -----------
Return Before Taxes    0.91%       4.42%          4.42%
Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 2.71%       5.97%          5.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C returns because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Limited Term Municipal Fund.
                                                      Class A    Class C
                                                      -------    -------
     Shareholder Fees (fees paid directly from your Investment)

     Maximum Sales Charge (Load) on                    1.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) on
       Redemptions                                     0.50%(1)  0.50%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

Thornburg Limited Term Municipal Fund

                                              Class A    Class C
                                              -------    -------
     Management Fee                             .40%       .40%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .24%       .25%
                                                ----      -----
           Total Annual Operating Expenses      .89%      1.65%(3)

 (1) Imposed only on redemptions of any part or all of $1 million or more within 12 months of purchase.
 (2) Imposed only on redemptions of Class C shares within 12 months of purchase.
 (3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class C expenses do not exceed 1.24%. Reimbursement of expenses and waiver of these fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $239     $430     $636    $1,230
     Class C Shares      218      520      897     1,955

You would pay the following expenses if you did not redeem your Class C shares:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class C Shares    $ 168   $  520   $  897   $  1,955

Limited Term California Fund

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.


Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. State budget deficits resulting from spending increases and a steep decline in tax revenues could impair the ability of some governmental issuers to meet their debt obligations. Moreover, political differences between the governor and the state legislature over tax increases and spending cuts may have a negative impact on outstanding and future obligations of California state and local governments. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Limited Term California Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor fund which was reorganized as a Fund of Thornburg Investment Trust on June 21, 2004. For a description of the merger, See "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year Municipal Bond Index, a broad measure of market performance.
The index is a model portfolio of municipal bonds throughout the United States, with an approximate maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
--------------------------------------------------------------------------

18%
                                                           6.38
16%         10.27
                          5.84                 6.26
14%                4.31         4.97
                                                  4.27        2.54  1.43
12%
                                      0.48
10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%
            1995   1996   1997  1998  1999  2000  2001  2002  2003  2004

Highest quarterly results for time period shown: 3.77% (quarter ended
3/31/95).

Lowest quarterly results for time period shown: -1.54% (quarter ended
6/30/04).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
-------------------------------------------------------
(periods ended 12/31/04)

Class A Shares       One Year    Five Years     Ten Years
--------------       --------    ----------     ---------

Return Before Taxes   -0.09%       3.84%          4.48%

Return After Taxes
on Distributions      -0.09%       3.84%          4.48%

Return After Taxes on
Distributions and Sale
of Fund Shares         0.86%       3.79%          4.42%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 2.71%       5.97%          5.79%

Class C Shares
--------------

                     One Year    Five Years     Ten Years
                     --------    ----------     ----------
Return Before Taxes    0.69%       3.80%          4.23%
Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 2.71%       5.97%          5.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Limited Term California Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                               Limited Term Municipal
Funds
                                                     Class A    Class C
                                                     -------    -------
 Maximum Sales Charge (Load) on Purchases             1.50%      none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions     0.50%(1)  0.50%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg California Limited Term Municipal Fund

                                              Class A    Class C
     Management Fee                             .50%       .50%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .30%       .37%
                                                ----      -----
           Total Annual Operating Expenses     1.05%(3)   1.87%(3)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of the purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $255    $479     $  721    $1,413
     Class C Shares       240     588      1,011     2,190

You would pay the following expenses if you did not redeem your Class C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $190    $588     $1,011   $2,190

Intermediate National Fund

Investment Goals
----------------

The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund's investment portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations.
The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax, because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Intermediate National Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
--------------------------------------------------------------------------

18%
         13.22
16%                                                8.13
                      7.20  5.47       6.91
14%                                           4.81        4.07
                4.45                                            3.23
12%                               -1.98

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%
          1995  1996  1997  1998  1999  2000  2001  2002  2003  2004

Highest quarterly results for time period shown: 4.91% (quarter ended
3/31/95)

Lowest quarterly results for time period shown: -1.69% (quarter ended
6/30/04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
-------------------------------------------------------
(periods ended 12/31/04)

Class A Shares       One Year    Five Years     Ten Years
--------------       --------    ----------     ---------

Return Before Taxes    1.17%       4.98%          5.27%

Return After Taxes
on Distributions       1.17%       4.98%          5.27%

Return After Taxes on
Distributions and Sale
of Fund Shares         2.07%       4.90%          5.20%

Merrill Lynch Index
(reflects no deduction
for fees, expenses, or
taxes)                 4.25%       7.38%          7.08%

Class C Shares
--------------

                     One Year    Five Years    Ten Years
                     --------    ----------    ---------
Return Before Taxes    2.29%       5.03%          5.06%

Merrill Lynch Index
(reflects no deduction
for fees, expenses, or
taxes)                 4.25%       7.38%          7.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate National Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A    Class C
                                                      -------    -------
  Maximum Sales Charge (Load) on Purchases             2.00%      none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) on
     Redemptions                                       0.50%(1)  0.60%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    Class A    Class C
                                                    -------    -------
     Management Fee                                   .50%       .50%
     Distribution and Service (12b-1) Fees            .25%      1.00%
     Other Expenses                                   .23%       .28%
                                                     -----      -----
            Total Annual Fund Operating Expenses      .98%(3)   1.78%(3)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $298    $506     $731     $1,377
     Class C Shares       241     560      964      2,095

You would pay the following expenses if you did not redeem your Class C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $181    $560     $964     $2,095

Intermediate New Mexico Fund

Investment Goals
----------------

The primary investment goal of Intermediate New Mexico Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of New Mexico and its agencies, and by New Mexico local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page __. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New Mexico which are exempt from New Mexico and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New Mexico or issued by United States territories or possessions. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal or New Mexico income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal and New Mexico income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates, the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in New Mexico, the Fund's share value may be more sensitive to adverse economic or political developments in that state. Revenues of the state and certain political subdivisions may be particularly dependent in some periods on fluctuating natural resource severance taxes federal funding of research facilities such as Los Alamos and Sandia Laboratories, and a relatively undiversified economy in some regions. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in Intermediate New Mexico Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
-----------------------------------------------------------------
18%
          11.15
16%                                                       7.25
                         6.49                 6.57
14%               4.20          4.89                4.53        3.87
                                       -0.05                          2.94
12%

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%
           1995   1996   1997   1998   1999   2000  2001  2002  2003  2004

Highest quarterly results for time period shown: 4.43% (quarter ended
3/31/95).

Lowest quarterly results for time period shown: -1.59% (quarter ended
6/30/04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
-------------------------------------------------------
(periods ended 12/31/05)

                     One Year    Five Years     Ten Years
                     --------    ----------     ---------

Return Before Taxes    0.88%       4.59%          4.93%

Return After Taxes
on Distributions       0.88%       4.59%          4.93%

Return After Taxes on
Distributions and Sale
of Fund Shares         1.73%       4.52%          4.88%

Merrill Lynch Index
(reflects no deduction
for fees, expenses, or
taxes)                 4.25%       7.38%          7.08%

Class D Shares
--------------
                                                  Since Inception
                     One Year    Five Years       6/1/99
                     --------    ----------       ---------------
Return Before Taxes    2.58%       4.71%             4.10%

Merrill Lynch Index
(reflects no deduction
for fees, expenses, or
taxes)                 4.25%       7.38%             6.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class D shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate New Mexico Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                               Class A    Class D
                                               -------    -------
Maximum Sales Charge (Load) on Purchases        2.00%      none
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)on
  Redemptions                                   0.50%(1)   none
 (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    Class A   Class D
                                                    -------   -------
     Management Fee                                   .50%      .50%
     Distribution and Service (12b-1) Fees            .25%     1.00%
     Other Expenses                                   .21%      .33%
                                                     -----     -----
            Total Annual Fund Operating Expenses      .96%     1.83%(2)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class D expenses do not exceed 1.24%. Reimbursement of expenses and waivers of fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $296    $500       $720   $1,354
     Class D Shares       186     576        990    2,148

Intermediate Florida Fund

Investment Goals
----------------

The primary investment goal of Intermediate Florida Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The Fund also seeks exemption of its shares from the Florida "intangibles" tax on securities owned by individuals. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of Florida and its agencies, and by Florida local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may preclude the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in Florida, and normally invests 100% of its assets in municipal obligations originating in Florida or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal income tax and the Florida intangibles tax could apply.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, a greater risk of default. Because the Fund invests primarily in obligations originating in Florida, the Fund's share value may be more sensitive to adverse political or economic developments in that state. Rapid growth in Florida has increased the need for educational facilities and other government infrastructure. Although recent government revenues have increased, revenue growth has been highly variable, and over-dependence on the sales tax increases the vulnerability to recession and possible slower growth in the tax base. A portion of the Fund's dividends may be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page __.

Past Performance of the Fund
---------------------------

The following information provides some indication of the risks of investing in Intermediate Florida Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
-----------------------------------------------------------
18%
     12.19
16%
                    7.28                7.50         7.31
14%                       5.18                 5.77
            4.67                                            3.71  2.45
12%                             -1.12

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%
     1995   1996   1997   1998   1999   2000   2001   2002  2003  2004

Highest quarterly results for time period shown: 4.68% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: -1.92% (quarter ended
6/30/04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
----------------------------------------------------
(periods ended 12/31/04)

Class A Shares       One Year    Five Years     Ten Years
--------------       --------    ----------     ---------

Return Before Taxes    0.40%       4.90%          5.17%

Return After Taxes
on Distributions       0.40%       4.90%          5.17%

Return After Taxes on
Distributions and Sale
of Fund Shares         1.35%       4.79%          5.09%

Merrill Lynch
(reflects no deduction
for fees, expenses, or
taxes)                 4.25%       7.38%          7.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate Florida Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge (Load) on Purchases          2.00%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load)on
      Redemptions                                      0.50%(1)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Florida Intermediate Municipal Fund
                                                    Class A
                                                    -------
     Management Fee                                   .50%
     Distribution and Service (12b-1) Fees            .25%
     Other Expenses                                   .28%
                                                     -----
            Total Annual Fund Operating Expenses     1.03(2)

(1) Imposed only on redemptions of any part or all of a purchases of $1 million or more within 12 months of purchase.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .99%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $303    $521     $757     $1,434

Intermediate New York Fund

Investment Goals
----------------

The primary investment goal of Intermediate New York Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by New York State and its agencies, and by New York State local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

Although the Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New York State which are exempt from New York State and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New York or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or New York income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal and New York State and City income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. The effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in New York, the Fund's share value may be more sensitive to adverse economic or political developments in that state.
New York City and New York State revenues have largely recovered from the steep decline that occurred in 2002, but the city and state still face significant structural deficits in upcoming fiscal years. New York State has a larger debt burden, higher tax rates, and more infrastructure needs than most states. These factors could hamper economic growth and reduce financial flexibility in years to come. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Intermediate New York Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
-------------------------------------------------------------
18%

16%
                   8.31           6.88
14%  6.04                   5.26               2.30
            0.32                        0.85
12%

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%

     1998   1999   2000   2001   2002   2003   2004

Highest quarterly results for time period shown: 3.26% (quarter ended
06/30/02).
Lowest quarterly results for time period shown: -1.53% (quarter ended
6/30/03).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
------------------------------------------------------
(periods ended 12/31/04)

Class A Shares
--------------
                                            Since Inception
                     One Year  Five Years   9/5/97
                     --------  ----------   ----------------
Return Before Taxes    0.26%     4.74%       4.43%

Return After Taxes
on Distributions       0.26%     4.74%       4.43%

Return After Taxes on
Distributions and Sale
of Fund Shares         1.31%     4.68%       4.44%

Merrill Lynch
(reflects no deduction
for fees, expenses, or
taxes)                 4.25%     7.38%       6.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate New York Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge (Load) on Purchases          2.00%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load)on
      Redemptions                                      0.50%(1)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                      Class A
                                                      -------
     Management Fee                                     .50%
     Distribution and Service (12b-1) Fees              .25%
     Other Expenses                                     .43%
                                                       -----
            Total Annual Fund Operating Expenses       1.18%(2)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .99%. Reimbursement of expenses may
    be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $318    $567      $836    $1,603

Government Fund

Investment Goals
-----------------

The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
---------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's investments in pursuing the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, "U.S. Government Securities" means:

     Securities backed by the full faith and credit of the U.S. Government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. Government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as "Ginnie Mae" mortgage backed certificates issued by the Government National Mortgage Association).

     Securities issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. Government. These securities include mortgage backed certificates, collateralized mortgage obligations (CMOs), and debentures issued by "Freddie Mac" (Federal Home Loan Mortgage Corporation) and "Fannie Mae" (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage-backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of those securities.

Some securities owned by the Fund are not backed by the full faith and credit of the U.S. Government and may be subject to default, delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. In particular, obligations of U.S. Government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities of U.S. Government agencies, instrumentalities and enterprises purchased by the Fund are rated "Aaa" by Moody's Investors Services or "AAA" by Standard and Poor's Corporation. Ratings agencies could change the ratings of these securities in the future.

Although the Fund will acquire obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and enterprises, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. Government. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Government Fund by showing how Government Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B and Class C share performance to the Lehman Brothers Intermediate Government Bond Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
---------------------------------------------------------------------------
18%

16%
      12.98                                          10.39
14%                                       9.62
                            6.99                7.17
12%                  6.58                                           ____
              4.29                                           2.38
10%                                0.22

 8%

 6%

 4%

 2%

0.00

-2%

-4%

       1995   1996   1997   1998   1999   2000  2001  2002   2003   2004

Highest quarterly results for time period shown: 5.22% (quarter ended
9/30/02).
Lowest quarterly results for time period shown: -2.44% (quarter ended
6/30/04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and returns would be less if the charge was taken into account.

Average Annual Total Returns
---------------------------------------------------------------
(periods ended 12/31/04)

Class A Shares
--------------
                     One Year    Five Years     Ten Years
                     --------    ----------     ---------

Return Before Taxes   -0.31%       5.95%          6.37%

Return After Taxes
on Distributions      -1.23%       4.08%          3.90%

Return After Taxes on
Distributions and Sale
of Fund Shares        -0.20%       3.89%          3.80%

Lehman Intermediate
Government Bond Index
(reflects no deduction
for fees, expenses, or
taxes)                 2.33%       6.57%          6.75%


                                     Since Inception
Class B Shares        One Year          (11/1/02)
                      --------       ----------------
Return Before Taxes    -5.31%            -0.59%

Lehman Intermediate
Government Bond
Index (reflects no
deduction for fees,
expenses, or taxes)     2.33%             2.12%

Class C Shares
--------------

                     One Year    Five Years     Ten Years
                     --------    ----------     ----------
Return Before Taxes    0.41%       5.72%          5.41%

Lehman Intermediate
Government Bond Index
(reflects no deduction
for fees, expenses, or
taxes)                 2.33%       6.57%          6.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B and Class C shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Government Fund.

Shareholder Fees (fees paid directly from your investment)
----------------

                                                Class A   Class B  Class C
                                                -------   -------  -------
Maximum Sales Charge (Load) imposed on           1.50%    none      none
purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) on Redemptions (as a       0.50%(1)
5.00%(2) 0.50%(3)percentage of redemption proceeds or original offering price, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                             Class A   Class B   Class C
     Management Fee                             .38%      .38%     .38%
     Distribution and Service (12b-1) Fees      .25%     1.00%    1.00%
     Other Expenses                             .29%     1.36%     .38%
                                             _______   _______   _______
     Total Annual Fund Operating Expenses       .92%     2.74%    1.76%(4)

(1) Imposed only on redemptions of any part or all of a purchase greater than $1 million within 12 months of purchase.
(2) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
(3) Imposed only on redemptions of Class C shares within 12 months of purchase.
(4) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class B expenses do not exceed 2.50% and Class C expenses do not exceed 1.24%. Reimbursement of expenses and waiver of fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $242   $  439   $  652     $1,264
     Class B Shares       777    1,200    1,650      3,070
     Class C Shares       229      554      954      2,073

You would pay the following expenses if you did not redeem your Class B or C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class B Shares      $277    $850    $1,450    $3,070
     Class C Shares       179     554       954     2,073

Income Fund

Investment Goals
----------------

The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio in attempting to meet the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analysis.
The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. Government, and its agencies and instrumentalities, and (ii) debt securities rated at the time of purchase in one of the three highest ratings of Standard & Poor's Corporation (AAA, AA or A) or Moody's Investors Services, Inc., (Aaa, Aa or A) or if not rated, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt security rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's or of equivalent quality as determined by Thornburg. Debt securities the Fund may purchase include corporate debt obligations, mortgage backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers' acceptances. Securities ratings are discussed beginning on page ___. The Fund emphasizes investments in U.S. Government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases, when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
-----------------------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage and asset backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government obligations or general economic decline could lower the value of these securities. Additionally, obligations of U.S. Government agencies and instrumentalities (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency or instrumentality in the absence of a legal requirement to do so.

Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability to sell foreign investments and reduced legal protections for investments.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how Income Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year. The average annual total return figures compare Class A and Class C share performance to the Lehman Intermediate Government/Corporate Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government and corporate debt obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
----------------------------------------------------------------------------
18%

16%       15.42

14%                                                          8.71
                  7.58           6.40          9.48
12%                       5.58                         8.16       4.37
                                         0.38
10%                                                                   2.45

 8%

 6%

 4%

 2%

0.00

-2%

-4%

      1995    1996    1997    1998    1999   2000   2001  2002  2003  2004

Highest quarterly results for time period shown: 4.87% (quarter ended
6/30/95).
Lowest quarterly results for time period shown: -2.50% (quarter ended
6/30/04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and the returns would be less if the charge was taken into account.

Average Annual Total Returns
----------------------------
(periods ended 12/31/04)

Class A Shares
--------------       One Year    Five Years    Ten Years
                     --------    ----------    ---------

Return Before Taxes    0.91%       6.28%          6.62%

Return After Taxes
on Distributions      -0.26%       4.38%          4.40%

Return After Taxes on
Distributions and Sale
of Fund Shares         0.58%       4.19%          4.27%

Lehman Intermediate
Govt/Corp. Index
(reflects no deduction
for fees, expenses, or
taxes)                 3.04%       7.21%          7.16%

Class C Shares
--------------

                     One Year    Five Years     Ten Years
                     --------    ----------     ---------
Return Before Taxes    1.68%       6.22%          6.38%

Lehman Intermediate
Gov't/Corp. Index
(reflects no deduction
for fees, expenses, or
taxes)                 3.04%       7.21%          7.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Fund

Shareholder Fees (fees paid directly from your investment)
---------------
                                                    Class A    Class C
                                                    -------    -------
     Maximum Sales Charge (Load)imposed on            1.50%      none
     purchases as a percentage of offering price)

     Maximum Deferred Sales Charge (Load)             0.50%(1)   0.50%(2)
     as a percentage of the lesser of redemption proceeds or original offering price)

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                                    Class A    Class C
                                                    -------    -------
     Management Fee                                   .50%       .50%
     Distribution and Service (12b-1) Fees            .25%      1.00%
     Other Expenses                                   .32%       .37%
                                                     -----      -----
            Total Annual Fund Operating Expenses     1.07%(3)   1.87%(3)

(1) imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.24%. Reimbursement of expenses and waiver of fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, reinvestment of dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $257    $485    $  731    $1,436
     Class C Shares       240     588     1,011     2,190

You would pay the following expenses if you did not redeem your Class C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $190    $588    $1,011    $2,190

Thornburg Value Fund

Investment Goals
----------------

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, non-fundamental goal of the Fund is to seek some current income.

Principal Investment Strategies
------------------------------

Value Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the Fund's investment adviser, offer prospects for meeting the Fund's investment goals.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent growth companies.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
--------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments can be reduced by unsuccessful investment strategies and risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, great vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B and Class C share performance to the Standard & Poor's 500 Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
--------------------------------------------------

70%
     37.82                37.44                        34.99
60%         33.70

50%                22.25
                                                               7.21
40%
                                 3.96
30%                                     -8.11  -24.85

20%

10%

0.00

-10%

-20%

-30%

-40%
       1996   1997   1998   1999   2000   2001   2002   2003   2004

Highest quarterly results for time period shown: 21.63% (quarter ended
12/31/99).
Lowest quarterly results for time period shown: -16.11% (quarter ended
9/30/02).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
-----------------------------------------------------------
(periods ended 12/31/04)

Class A Shares                                  Since Inception
--------------       One Year    Five Years     10/2/95
                     --------    ----------     ----------------

Return Before Taxes     2.39%       -0.16%        12.83%

Return After Taxes
on Distributions        2.02%       -0.53%        11.94%

Return After Taxes on
Distributions and Sale
of Fund Shares          1.54%       -0.35%        10.89%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                 10.88%       -2.30%        10.02%

Class B Shares
-------------
                                 Since Inception
                     One Year    4/3/00
                     --------    ----------------
Return Before Taxes     0.99%       -2.19%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                 10.88%       -2.88%

Class C Shares
-------------
                                                Since Inception
                     One Year    Five Years     10/2/95
                     --------    ----------     ----------------
Return Before Taxes     5.41%       -0.02%        12.51%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                 10.88%       -2.30%        10.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B and Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Value Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
---------------------------------------------------------
                                   Class A   Class B   Class C
                                   -------   ------    ------
Maximum Sales Charges (Load)
on purchases (as a
percentage of offering price)       4.50%     None      None

Maximum Deferred Sales Charge
(Load) (as a percentage of
redemption proceeds or
original purchase price,
whichever is lower)                 1.00%(1) 5.00%(2) 1.00%(3)

Redemption Fee (as a percentage
Of amount redeemed)                 1.00(4)  none     none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Value Fund                                Class A   Class B   Class C
----------                                -------   -------   -------

Management Fee                             .80%       .80%     .80%

Distributions and Service (12b-1) Fees     .25%      1.00%    1.00%

Other Expenses                             .32%       .40%     .35%
                                          -----      -----   -----
Total Annual Fund Operating Expenses      1.37%      2.20%    2.15%

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years. The CDSC decreases over time.
(3) Imposed only on redemptions of Class C shares within 12 months of purchase.
(4) Imposed only on redemptions or exchanges within 90 days of purchase; does not apply to any purchase subject to a CDSC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, reinvestment of dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 Year      3 Years      5 Years      10 Years
                   ------      -------      -------      -------
Class A Shares      $583         $864        $1,166       $2,022
Class B shares       723        1,038         1,380        2,534
Class C Shares       318          673         1,154        2,483

You would pay the following expenses if you did not redeem your Class B or Class C shares:
                     1 Year      3 Years      5 Years    10 Years
                     ------      ------      -------     --------
Class B Shares       $223         $688        $1,180      $2,534
Class C Shares        218          673         1,154       2,483

Thornburg International Value Fund

Investment Goals
----------------

International Value Fund* seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, non-fundamental goal of the Fund is to seek some current income.

Principal Investment Strategies
-------------------------------

The Fund invests primarily in foreign securities and under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or basic value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner companies sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are value-priced companies that in Thornburg's opinion, are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
--------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments may be reduced by unsuccessful investment strategies, and is particularly subject to the risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares.
Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies.
Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 24.

* The Fund was known as "Thornburg Global Value Fund" prior to February
  1, 2002.

Past Performance of the Fund*
-----------------------------

The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B and Class C share performance to the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
--------------------------------------------------

70%    63.39                      40.02

60%

50%                                       17.72

40%
             -1.57  -10.53 -10.45
30%

20%

10%

0.00

-10%

-20%

-30%

-40%
       1999   2000   2001   2002   2003   2004

Highest quarterly results for time period shown: 34.73% (quarter ended
12/31/99).
Lowest quarterly results for time period shown: -17.09% (quarter ended
9/30/01).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and returns would be less if the charge was taken into account.

Average Annual Total Returns
----------------------------
(periods ended 12/31/04)

Class A Shares                                 Since Inception
--------------       One Year    Five Years    5/28/98
                     --------    ----------    ----------------

Return Before Taxes   12.41%      4.42%          9.67%

Return After Taxes
on Distributions      12.28%      3.63%          8.91%

Return After Taxes on
Distributions and Sale
of Fund Shares         8.07%      3.26%          7.95%

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                20.25%     -1.14%          3.45%

Class B Shares
-------------
                                 Since Inception
                     One Year    4/3/00
                     --------    ----------------
Return Before Taxes   11.70%       3.45%

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                20.25%      -1.17%

Class C Shares                                 Since Inception
--------------       One Year    Five Years    5/28/98
                     --------    ----------    ----------------
Return Before Taxes   15.90%      4.51%          9.47%

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                20.25%     -1.14%          3.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B and Class C shares because the returns of the classes are different.

* The Fund was known as "Thornburg Global Value Fund" prior to February
  1, 2002.

Fees and Expenses of the Fund
-------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of International Value Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
-----------------------------------------------------------

                                   Class A   Class B   Class C
                                   -------   ------   -------
Maximum Sales Charges (Load)
on purchases (as a
percentage of offering price)       4.50%     None      None

Maximum Deferred Sales Charge       1.00% (1) 5.00% (2) 1.00%(3)
(Load) on redemptions (as a
percentage of redemption
proceeds or original purchase
price, whichever is lower)

Redemption Fee (as a percentage
of amount redeemed)                 1.00% (4) None      None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                          Class A   Class B   Class C
                                          -------   -------   -------

Management Fee                             .85%      .85%      .85%

Distribution and Service (12b-1) Fees      .25%     1.00%     1.00%

Other Expenses                             .41%      .57%      .41%
                                          _____    ______     _____

Total Annual Fund Operating Expenses      1.51%(5)  2.42%(5)  2.26%

(1) Imposed only on redemptions or any part of all of a purchase of $1 million or more within 12 months of purchase.
(2) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
(3) Imposed only on redemptions of Class C shares within 12 months of purchase.
(4) Imposed only on redemptions or exchanges within 90 days of purchase; does not apply to any redemption subject to a CDSC.
(5) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class B expenses do not exceed 2.38%. Reimbursement of expenses may be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year      3 Years      5 Years      10 Years
                     ------      -------      -------      --------
Class A Shares         $597         $906      $1,237        $2,170
Class B Shares          745        1,105       1,491         2,756
Class C Shares          329          706       1,210         2,595

You would pay the following expenses if you did not redeem your Class B or Class C shares:

                     1 Year      3 Years      5 Years      10 Years
                     ------      -------      -------      --------
Class B Shares         $245         $754       $1,291        $2,756
Class C Shares          229          706        1,210         2,595

Thornburg Core Growth Fund

Investment Goals
----------------

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval.

Principal Investment Strategies
------------------------------

Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities. The Fund may invest in developing countries.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential               (earnings before interest,
..  potential size of business                  taxes, depreciation and
..  value based on earnings                     amortization)
   growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations (relative to the S&P SuperComposite 1500 Index).

.. Consistent Growth Companies. Stocks in this category generally sell at premium valuations (relative to the S&P SuperComposite 1500 Index) and tend to show steady revenue and earnings growth.

.. Emerging Growth Companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, a rate exceeding the growth of the U.S. gross domestic product (GDP). These companies may not be profitable at the time of purchase.

In conjunction with individual company analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time.

Debt securities, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
---------------------------

It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends, industry and technological developments, and specific corporate developments. The value of the Fund's investments can be reduced sharply by unsuccessful investment strategies, changes in industry leadership, poor economic growth, high interest rates, and market volatility which may lead to extended periods of lower valuations of future expected earnings. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced in developing countries. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the National Association of Securities Dealers Automated Quotation System (NASDAQ), a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
-----------------------------------------------------------

70%

60%                     56.45

50%

40%
      -19.18
30%            -26.37

20%

10%                            15.38

0.00

-10%

-20%

-30%

-40%

        2001    2002    2003    2004

Highest quarterly results for time period shown:  31.27% (quarter ended
6/30/03).
Lowest quarterly results for time period shown:  -25.26% (quarter ended
6/30/02).

The sales charge for Class A shares if not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Return
-------------------------------------------------------------
(periods ended 12/31/04)

Class A Shares                   Since Inception
--------------       One Year    12/27/00
                     --------    ----------------

Return Before Taxes    10.24%      0.19%

Return After Taxes
on Distributions       10.19%      0.19%

Return After Taxes on
Distributions and Sale
of Fund Shares          6.62%      0.16%

NASDAQ Index
(reflects no deduction
for fees, expenses, or
taxes)                  9.15%     -3.36%

Class C Shares
-------------
                                 Since Inception
                     One Year    12/27/00
                     --------    ----------------
Return Before Taxes    13.50%      0.46%

NASDAQ Index
(reflects no deduction
for fees, expenses, or
taxes)                  9.15%     -3.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Growth Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge (Load) on Purchases          4.50%      none
     (as a percentage of offering price)

     Maximum Deferred Sales Charge (Load) on
       Redemptions                                     1.00%(1)   1.00%(2)
      (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
      Redemption Fee (as a percentage of amount
      redeemed)                                        1.00%(3)   None

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                              Class A    Class C

     Management Fee                             .88%       .88%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .57%       .64%
                                               -----     ------
           Total Annual Operating Expenses     1.70%(4)   2.52%(4)

(1) Imposed only on redemptions of all or any part of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Imposed only on redemptions or exchanges within 90 days of purchase; does not apply to any redemption subject to a CDSC.
(4) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class A expenses do not exceed 1.63% and actual Class C expenses do not exceed 2.38%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years   5 Years   10 Years
                       ------    -------   -------   --------
     Class A Shares     $615     $962       $1,331    $2,368
     Class C Shares      355      785        1,340     2,856

You would pay the following expenses if you did not redeem your Class C shares:

                       1 Year    3 Years   5 Years   10 Years
                       ------    -------   -------   --------
     Class C Shares     $255     $785       $1,340    $2,856

Thornburg Investment Income Builder Fund

Investment Goals
----------------
The Fund's primary investment objective is to provide a level of current income which exceeds the average yield on U.S. Stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund's secondary investment objective is long-term capital appreciation. There is no assurance that the Fund will achieve these objectives.

Principal Investment Strategies
--------------------------------
The Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds as described below. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations and government obligations. The Fund may purchase debt securities of any maturity and of any quality. The Fund also may invest in debt securities which have a combination of equity and debt characteristics, such as convertible bonds and preferred stocks, and real estate investment trusts.

The Fund may invest in any equity security which the investment adviser believes may assist the Fund in pursuing its objectives, including smaller companies with market capitalization of less than $500 million. The Fund expects that equity investments in the Fund's portfolio normally will be weighted in favor of companies which pay dividends.

The Fund emphasizes investments in domestic securities, but may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund's investments are determined by individual company and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to this scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise in response to market conditions.

Principal Investment Risks
--------------------------
It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in interest rates, changes in market conditions, political and economic news, dividends, industry and technological developments, and developments affecting specific corporations and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of fixed income securities and stocks, changes in industry leadership, poor economic
growth, and markets volatility.   Declines in corporate dividends due to
reductions in earnings and other factors may cause a reduction in the value of the Fund's shares. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares.

When interest rates increase, the value of the Fund's fixed income securities declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term fixed income obligations owned by the Fund. Decreases in market interest rates may result in prepayments of fixed income obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Fixed income investments owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities are more vulnerable to default, downgrades, and market volatility.

Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investment, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund's investment results vary. The bar chart shows the annual total return for Class A shares in the one full calendar year of the Fund's operations. The Fund's operations commenced on December 24, 2002. The average annual total return figures compare Class A and Class C performance to a Blended Benchmark,* comprised of 25% Lehman Brothers Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Equity Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
Income Builder Fund Annual Total Returns for Class A Shares
------------------------------------------------------------
70%

60%
      32.05
50%

40%           16.87

30%

20%

10%

0.00

-10%

-20%

-30%

-40%
      2003    2004

Highest quarterly results for time period shown:  16.37% (quarter ended
6/30/03).
Lowest quarterly results for time period shown:  -0.82% (quarter ended
3/31/03).



The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Annual Total Return
-----------------------------------------------------------
(periods ended 12/31/04)

Class A Shares                         Since Inception
--------------          One Year       12/24/02
                        --------       ----------------

Return Before Taxes     11.58%         21.11%

Return After Taxes      10.24%         19.66%
on Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares           7.52%         17.28%

Blended Benchmark (reflects no
Deduction for fees,
Expenses or taxes)      12.12%         18.55%

Class C Shares                         Since Inception
--------------          One Year       12/24/02
                        --------       ----------------

Return Before Taxes     15.43%         23.46%

Blended Benchmark (reflects no
Deduction for fees,
Expenses or taxes)      12.12%         18.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

*The blended benchmark is comprised of 25% Lehman Brothers Aggregate Bond Index and 75% MSCI World Equity Index. The Lehman Brothers Aggregate Bond Index is composed of approximately 6,000 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years. The index is weighted by the market value of the bond included in the index. This index represents asset types which are subject to risk, including loss of principal. The Morgan Stanley Capital International World Equity Index is a total return index, reported in U.S. dollars, based on share prices and reinvested gross dividends of approximately 1600 companies from 22 countries:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the Untied Kingdom, and the United States.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Builder Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------
                                                        Class A   Class C
                                                        -------   -------
   Maximum Sales Charge (Load) on Purchases              4.50%     none
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price, whichever
   is lower)                                             1.00%(1) 1.00%(2)

   Redemption Fee (as a percentage of amount redeemed)   1.00%(3) none

Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
                                                   Class A     Class C
                                                   -------     -------
   Management Fee                                   .88%          .88%
   Distribution and Service (12b-1) Fees            .25%         1.00%
   Other Expenses                                   .37%          .37%
                                                   ------        ------
             Total Annual Operating Expenses       1.50%(4)      2.25%(4)

(1) Imposed only on redemptions of purchases of $1 million or more in the event of a redemption within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Imposed only on redemptions or exchanges within 90 days of purchase; does not apply to any redemption subject to a CDSC.
(4) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class C expenses are no higher than 1.90%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class A Shares       $596         $903     $1,232       $2,160
     Class C Shares       $328         $703     $1,205       $2,585

You would pay the following expenses if you did not redeem your Class C shares:
                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class C Shares       $228         $703     $1,205       $2,585

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

Information about each Fund's principal investment strategies and risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investments described in the beginning of this Prospectus, and the risks associated with those investments.
Principal Investment Strategies
-------------------------------

A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets.
It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the securities it is permitted to purchase, and a Fund may not invest at times in each of the securities it is permitted to purchase as a principal strategy.

Debt Securities
---------------

Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The yields on debt securities are dependent on a variety of factors, including the general money market, the size of a particular debt offering, the maturity of the debt security, and the rating of the issuer. The market value of debt securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. Some debt securities permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund holding the security, or both if interest rates have declined below the level prevailing when the debt security was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by the Fund may result in a lower yield to the Fund. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Prices of longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities (sometimes called "junk bonds" or "high yield securities") are rated below investment grade by the primary rating agencies, and are often considered to be speculative.

Municipal Obligations
---------------------

Municipal debt securities, which are often called "municipal obligations," are debt securities which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations may be "general obligation bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes.

Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Some municipal obligations are "municipal leases," which are municipal debt securities used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease. Some municipal leases may be illiquid under certain circumstances, and Thornburg will evaluate the liquidity of each municipal lease upon its acquisition by a Fund and periodically while it is held.

U.S. Government Securities
--------------------------

U.S. Government securities include U.S. Treasury obligations such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government. U.S. Government securities also include "agency obligations." Some agency obligations are backed by the full faith and credit of the U.S. Government but other agency obligations have limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Mortgage and Asset-Backed Securities
------------------------------------

Mortgage-backed securities are securities representing interests in pools of mortgage loans. The securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Some mortgage-backed securities are not backed by the full faith and credit of the U.S. Government. Other asset-backed securities represent interests in pools of certain consumer loans, such as automobile loans and credit card receivables. Variations in interest rates and other factors may result in prepayments of the loans underlying these securities, reducing the potential for capital appreciation and requiring reinvestment of the prepayment proceeds by the Fund at lower interest rates. Additionally, in periods of rising interest rates these securities may suffer capital depreciation because of decreased prepayments.

Participations and CMOS
-----------------------

Participations are undivided interests in pools of securities which are assembled by certain banks or other responsible persons, such as securities broker/dealers and investment banking houses, where the underlying credit support passes through or is otherwise available to the participants or the trustee for all participants. Similarly, collateralized mortgage obligations (CMOs) are obligations issued by a trust or other entity organized to hold a pool of U.S. Government insured mortgage-backed securities (such as GNMA certificates) or mortgage loans. A Fund will acquire a CMO when Thornburg believes that the CMO is more attractive than the underlying securities in pursuing the Fund's investment objectives.

Securities Ratings and Credit Quality
-------------------------------------

Securities which are rated within the four highest grades (Baa or BBB or better) by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P") are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. "High-yield" debt securities (sometimes called "junk bonds") involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Common Stocks And Equity Securities
-----------------------------------

Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depository Receipts (ADRs), partnership interests and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Foreign Securities
------------------

Foreign securities and foreign currencies may involve additional risks. Securities of foreign issuers, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Foreign securities also are subject to greater political risk, including nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for the Fund's investments could be subject to unfavorable judicial or administrative changes. Further, governmental issuers may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors.

These risks may be more pronounced in developing countries. Investments in developing countries may be particularly subject to fluctuations in value, political instability, restrictions on foreign ownership or repatriation of earnings, delays in purchase or sale, high inflation rates, changes in exchange rates and controls, higher costs for converting foreign currencies, higher national debt levels, and abrupt changes in monetary and fiscal policies

Temporary Investments
---------------------

Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity.
Funds also may hold assets in these securities for temporary defensive purposes. Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and in the case of any of the Municipal Funds, could result in current income subject to federal and state income taxes.

POTENTIAL ADVANTAGES OF INVESTING IN A FUND

Investing through a mutual fund permits smaller investors to diversify an investment among a larger number of securities. In addition, a mutual fund may give investors access to certain securities which investors would not otherwise have. For example, a smaller investor may participate in GNMA certificates through Government Fund when that Fund holds those securities. Such an investor might find it difficult to own GNMA certificates directly, however, because of the relatively high minimum purchase amounts for such securities.

Investment in a mutual fund also relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of securities, otherwise consistent with that fund's investment objectives and management policies. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities;
(iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and (vi) portfolio recordkeeping.

Counsel to the Funds has advised that in their view shares of the Government Fund are a legal investment for, among other investors, commercial banks and credit unions chartered under the laws of the United States. This advice is based upon a review of this Prospectus and the Fund's Statement of Additional Information, and upon counsel's receipt of undertakings by Thornburg and Government Fund respecting investment policies. In addition, Government Fund believes that Government Fund is currently a legal investment for savings and loan associations and commercial banks chartered under the laws of certain states.

OPENING YOUR ACCOUNT - BUYING FUND SHARES

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by mail, by sending your application with your check payable to the Fund. If there is no application accompanying this Prospectus, please call 1-800-847-0200.

The minimum amount to open an account is $5,000, except that an individual retirement account may be opened with $2,000. The minimum amount to add to an account is $100. Minimums may be modified under certain circumstances.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

THE FUNDS OFFER DIFFERENT SHARE CLASSES

Each Fund offers Class A shares. Government Fund, Value Fund and International Value Fund offer Class B shares. Limited Term National Fund, Limited California Fund, Intermediate National Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund offer Class C shares. Intermediate New Mexico Fund offers Class D shares. Each of a Fund's shares represents an equal undivided interest in the Fund's assets, and each Fund has common investment objectives and a common investment portfolio. Each class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through investment dealers, brokers or agents "financial advisors") who have agreements with the Funds' distributor, Thornburg Securities Corporation (TSC), or through TSC in those states where TSC is registered. All orders are subject to acceptance by the Funds, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at 1-800-847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their financial advisor or other person who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value (NAV) next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.


COMPENSATION TO FINANCIAL ADVISORS AND OTHERS

Securities dealers, brokers, independent financial advisors and others who sell or make available Fund shares to investors ("financial advisors"), and financial intermediaries such as securities dealers, retirement plans, and trust companies who hold shares for investors ("intermediaries") may impose charges or fees in connection with selling or holding Fund shares. These amounts differ depending upon the class of shares, the identity of the financial advisor or intermediary, and how the investor holds Fund shares.

Commissions and other sales charges paid by the investor when buying or redeeming Fund shares are displayed for each Fund under the caption "Fees and Expenses of the Fund," and are described below under the captions "Buying Class A Shares," "Buying and Selling Class B Shares," and "Buying Class C Shares."

Amounts paid by each Fund in connection with Fund share distribution under Rule 12b-1 plans are displayed for each Fund under the caption "Fees and Expenses of the Fund," and are described below under the captions "Buying Class A Shares," "Buying and Selling Class B Shares," "Buying Class C Shares" and "Buying Class D Shares."

The Funds' investment adviser (Thornburg) and the Funds' distributor (TSC) may pay amounts from their own resources to financial advisors in connection with the financial advisors' marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," marketing or advertising support, or payments to assist in transaction processing and administrative support. Thornburg or TSC also may provide non-cash compensation to financial advisor firms including travel and lodging in connection with seminars or other educational programs.

Thornburg may pay amounts from its own resources to intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information. These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. The Funds also may pay amounts for these services, to the extent that the services provided by these intermediaries replace services which would otherwise be provided by the Funds' transfer agent or other persons hired directly by the Funds.

In addition, some financial advisors and intermediaries may charge their account holders transaction fees, account or "wrap" fees and other amounts, which the investor can learn about by asking the financial advisor or intermediary.


BUYING CLASS A SHARES

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at net asset value (NAV). The sales charge is shown in the table on page ___. The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions.
Class A shares of Value Fund, International Value Fund, Growth Fund and Income Builder Fund redeemed or exchanged within 90 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to Thornburg of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder and distribution related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Because the annual fees for Class A shares of each Fund are lower than the fees for Class B, C or D shares of the same Fund, Class A shares of each Fund pay higher dividends than Class B, C or D shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class B, C or D shares of each Fund for a given amount invested.

If you are in any of the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

At the time of purchase, each investor should provide to their financial advisor information on any existing investment in the Fund or intention to make further purchases in the future, so that the investor can take full advantage of sales charge discounts, or the Right of Accumulation or Letter of Intent described below. This information ordinarily can be shown by account statements for each account relied upon to obtain the sales charge reduction, showing the accountholder names, tax identification number, share amounts, transactions and other information which are a basis for the sales charge reduction. In addition, purchases under the Right of Accumulation may require additional information respecting your relationship to a family member or business entity whose account is considered in determining the accumulation amount.

You also may view the Funds' Prospectus, including this discussion of sales charges and waivers, by going to Thornburg Investment Management Mutual Funds on the Thornburg website at www.thornbrug.com, and clicking the hyperlink to see the current Prospectus.

                                             Class A Shares
                                           Total Sales Charge
                                    As Percentage        As Percentage
                                  of Offering Price    of Net Asset Value
Limited Term (National,
California, Government and
Income Funds)
--------------------------
Less than $250,000.00              1.50%                  1.52%
$250,000 to 499,999.99             1.25%                  1.27%
$500,000 to 999,999.99             1.00%                  1.01%
$1,000,000 and up                  0.00%                  0.00%*

Intermediate Term (National,
New Mexico, Florida and New York
-------------------------------
Less than $250,000.00              2.00%                  2.04%
$250,000 to 499,999.99             1.50%                  1.52%
$500,000 to 999,999.99             1.25%                  1.27%
$1,000,000 and up                  0.00%                  0.00%*

Equity (Value, International Value,
Growth Fund and Income Builder)
-------------------------------
Less than $50,000                  4.50%                  4.71%
$50,000 to 99,999.99               4.00%                  4.17%
$100,000 to 249,999.99             3.50%                  3.63%
$250,000 to $499,999.99            3.00%                  3.09%
$500,000 to 999,999.99             2.00%                  2.04%
%1,000,000 and over                0.00%                  0.00%*

* There is no sales charge on investments of $1 million or more made by a purchaser, but a contingent deferred sales charge (CDSC) will be imposed on any part or all of such an investment which is redeemed within 12 months of purchase. The CDSC is 1/2 of 1% for the Limited Term and Intermediate Term Funds shown above, and 1% for Value Fund, International Value Fund, Growth Fund and Income Builder Fund, and may be subject to waiver or reduction. The applicability of these charges will not be affected by changes in registration. TSC intends to pay a commission (which may be paid in installments) to financial advisors who place an order for a single purchaser for any of the Limited Term or Intermediate Term funds of up to 0.5% for any portion of an order from $1 million to $2 million, up to 0.35% for any portion of the order from $2 million to $4 million, and 0.25% for any portion of the order exceeding $4 million. TSC intends to pay a commission (which may be paid in installments) to financial advisors who place an order for a single purchaser for any of Value Fund, International Value Fund, Growth Fund and Income Builder Fund of up to 1% for any portion of the order from $1 million to $2 million, 0.7% for any portion of the order from $2 million to $4 million, and 0.5% for any portion of the order exceeding $4 million. Payment of any such commission is subject to certain restrictions described in the Statement of Additional Information.

At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specific minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws.

LETTERS OF INTENT. If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent" (LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of shares in the Fund to obtain the difference. Only purchases of Class A shares of the same Thornburg Fund made through the same account with the same financial advisor will be counted in determining if the goal is met. The dollar price of each purchase of Class A shares of your Fund is added to the dollar price of the Class A shares you previously purchased under the LOI. Letters of intent only apply to purchases made after the letter is signed and delivered to your financial advisor.

RIGHTS OF ACCUMULATION. You may qualify for a reduced sales charge when your current purchase of Class A shares of any of the Funds in this Prospectus, added to the value of the Class A shares of all Thornburg Funds (except money market funds) in your qualifying accounts, passes one of the sales charge breakpoints displayed in the sales charge table for Class A shares on page __. For this purpose, "qualifying accounts" are defined as follows:

     -Accounts under your name (alone or with other accountholders) with your federal tax identification number, shown on the Fund's records as opened by the same financial advisor or firm through which you are making your current purchase of Class A shares.

      -Accounts under the name of persons in your household having the same mailing address as identified in your account application and opened by the same financial advisor or firm through which you are making your current purchase of Class A. shares.


If you believe you qualify for the discount as to any purchase, you must notify your dealer at the time of purchase to receive a reduced sales charge and must give all applicable account numbers as described above. Please note: the discount will not apply if shares are held through financial advisors or other financial services firms other than the financial advisor through which you are making your current purchase of shares. You should also note that the discount does not apply to shares held in Thornburg Investment Management Separate Accounts.

SALES CHARGE WAIVERS. You may purchase Class A shares of each Fund with no sales charge if you notify TSC, the Funds' transfer agent (BFDS) or your financial advisor at the time you purchase shares that you belong to one of the categories below. A redemption fee of 1.00% of the amount redeemed will apply to redemptions or exchanges of Value Fund, International Value Fund, Growth Fund and Income Builder Fund Class A shares within 90 days of purchase. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of, the same Fund and through the same account, up to the amount you previously redeemed.

AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF THORNBURG (or any investment company managed by THORNBURG), TSC, any affiliated Thornburg Company, the Funds' Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who place orders for the Fund through a member in good standing with NASD; the families of both types of employees. Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

CUSTOMERS of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for service, including investment broker dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% (1% for Value Fund, International Value Fund, Growth Fund and Income Builder Fund) applies to shares redeemed within one year of purchase.

THOSE PERSONS WHO ARE DETERMINED BY THE DIRECTORS OR TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Funds or Distributor.

PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUNDS provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

PURCHASES BY CHARITIES. Charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Funds without a sales charge. Thornburg or TSC intend to pay a commission of up to 1% (1/2 of 1% for Limited Term or Intermediate Term Funds and 1% for Equity Funds) to financial advisors who place orders for these purchases.

BUYING AND SELLING CLASS B SHARES

Class B shares are sold at the NAV next determined after your order is received. Class B shares are subject to a contingent deferred sales charge (CDSC) if the shares are redeemed within seven years of purchase. The CDSC decreases over time as follows:

CDSC

One Year  2 Yrs.  3 Yrs.  4 Yrs.  5 Yrs.  6 Yrs.  7 Yrs.  8 or More Years
--------  -----    -----  ------  ------   -----   -----   ---------------

5.00%     4.25%   3.50%   2.75%   2.00%   1.25%    .50%        none

The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. Shares not subject to the CDSC are considered redeemed first. In addition, the CDSC will be waived for shares redeemed because of (1) the death of an account holder, (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. The conditions of those waivers are described in the Statement of Additional Information. Class B shares convert to Class A shares at the end of eight years.

Class B shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class B shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's Class B shares and to pay for commissions and other distribution expenses. Class B shares are subject to the Distribution Plan fees until conversion to Class A shares at the end of eight years, when the shares are subject only to the Service Fee. Because the service fee and the distribution fee are paid out of the class's assets on an ongoing basis (limited to eight years for the distribution fee), over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Maximum purchase amount for Class B shares is $100,000.

Investors who do not qualify to purchase Class A shares at a waived or reduced sales charge, who wish to have their entire purchase amount invested immediately, and have a relatively long investment horizon, should consider purchasing Class B shares. Investors who own Class B shares may not exchange into other classes of shares of Thornburg Funds, but they may exchange into Class B shares of Government Fund, Value Fund or International Value Fund.

BUYING CLASS C SHARES. Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a contingent deferred sales charge (CDSC) if the shares are redeemed within one year of purchase. The CDSC is 1/2 of 1% for all Funds offering Class C shares except for Intermediate National Fund (3/5 of 1%) and Value Fund, International Value Fund, Growth Fund and Income Builder Fund (1%). The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. The CDSC will be waived for shares redeemed because of (1) the death of the account holder, or (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. In addition, the CDSC will be waived for redemptions under a systematic withdrawal plan within one year of purchase up to 10% of the account value as of the time when you set up the plan. See "Systematic Withdrawal Plan" on page __. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Purchases of $1,000,000 or more of Class C shares will not be accepted.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

BUYING CLASS D SHARES

Class D shares are sold at the NAV next determined after your order is received. Class D shares are currently available only for Intermediate New Mexico Fund. Class D shares are not subject to a CDSC upon redemption. Class D shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class D shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for commissions and other distribution expenses.
Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class D shares.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through your financial advisor). Your shares will be redeemed by the Fund at the next share price (NAV) calculated after your order is received in proper form. The amount of the redemption fee or the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated, but any redemption fee will apply to any appreciation in value. No CDSC or redemption fee is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC or redemption fee will be redeemed first. No redemption fee will be imposed on shares to which a CDSC applies. Share price is normally calculated at 4 p.m. Eastern time.

    Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

    Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption accompanied by any outstanding certificates in proper form for transfer. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors. No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. No redemption fee or contingent deferred sales charge will be imposed on such a mandatory redemption. The Fund will notify the shareholder before performing the redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

Written Instructions
---------------------

Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements
----------------------
     Individual, Joint Tenants, Tenants in Common, Sole Proprietor General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

     Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not an account registration, provide a copy of trust document certified within the last 60 days.

     Corporation, Association. Instructions must be signed by person authorized to sign on account. A signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption
--------------------

If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem by telephoning your Fund Customer Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you in a check. If you did not complete the telephone redemption section of your account application you may add this feature to your account. The minimum wire redemption is $1,000, and the minimum check redemption is $50.00. See "Investor Services," below, or telephone 1-800-847-0200.

Redeem Through Financial Adviser
-------------------------------

Consult with your financial advisor. Your financial adviser may charge a fee.

Internet Redemption
-------------------

You may redeem shares held in certain accounts by contacting Thornburg at its Website, www.thornburg.com, and following the instructions. A telephone redemption application needs to be completed to redeem via the internet.

Systematic Withdrawal Plan
-------------------------

Systematic withdrawal plans let you set up periodic redemptions from your account. The contingent deferred sales charge (CDSC) imposed on redemptions of Class C shares within one year of purchase is waived for redemptions under a systematic withdrawal plan up to 10% of the account value as of the date you set up the plan. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares of the same Fund on a regular basis. Minimum account size for this feature is $25,000, and the minimum payment is $50.00. Please telephone a Fund Representative at 1-800-847-0200.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 * You wish to redeem more than $25,000 worth of shares,
 * Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner,
 * The redemption proceeds are being transferred to a Thornburg account with a different registration, or
 * The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You must obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). The STAMP 2000 Medallion imprint is the only signature guarantee that will be accepted. A notary public cannot provide a signature guarantee.

INVESTOR SERVICES

Fund Information
----------------

Thornburg's telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

   .  Account statements after every transaction affecting your account.
   . Monthly account statements (except the Value Fund, International Value Fund, Growth Fund and Income Builder Fund which send quarterly account statements).
   .  Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan
-------------------------

One easy way to pursue your financial goals is to invest money regularly. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 800-847-0200 and speak to a Fund Representative for more information.

Exchanging Shares
-----------------

As a shareholder you have the privilege of exchanging shares of any class of a Thornburg Fund for shares of the same class of another Thornburg Fund. You should note:

   . The Fund you are exchanging into must be registered for sale in your state.
   . You may only exchange between accounts that are registered in the same name address, and taxpayer identification number.
   .  Before exchanging into a Fund, read the Prospectus.
   .  Exchanges may have tax consequences for you.
   . Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group, if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose.
   . Exchanges out of Value Fund, International Value Fund, Growth Fund or Income Builder Fund Class A shares within 90 days of purchase will be subject to a redemption fee of 1.00% of the shares exchanged. See "Transaction Details - Excessive Trading," below.
   . Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder's right to redeem shares of any Thornburg Fund.
   . Class B shares of any Thornburg Fund may be exchanged for Class B shares of any Thornburg Fund which offers Class B shares, subject to the other conditions for exchanges. You will not pay a contingent deferred sales charge (CDSC) on the Class B shares you exchange.
      Any CDSC will be charged when you redeem the shares you received in the exchange. The amount of the CDSC will be based on the period from when you purchased the original shares until you redeem the shares you received in the exchange.

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------

If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Representative.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to the address shown in the application.

The Funds, TSC, Thornburg and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, sending written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Street Name Accounts
--------------------

Some broker dealers and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street-name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual funds shares.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services. Equity securities such as common stocks are valued primarily on the basis of market quotations. Foreign securities purchased by Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available assets are valued by a method that the Trustees of those Funds believe accurately reflects fair value. Because Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund each may own securities listed primarily on foreign exchanges which trade on days the Funds do not price their shares, the net asset value of those Funds' shares may change on days when shareholders cannot purchase or redeem Fund shares.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 28% of your taxable distributions and redemptions.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares" above and "Excessive Trading," below.

If you open or add to your account yourself rather than through your financial advisor please note the following:

   . All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
   .  The Funds do not accept cash.
   . If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of the Funds or sell them through your financial advisor you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.

Financial advisors, securities dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg Securities Corporation or Thornburg Investment Management, Inc., and the Funds, Thornburg Securities Corporation and Thornburg Investment Management, Inc. are not responsible for errors or omissions of any financial advisor, securities dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

EXCESSIVE TRADING

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund's investments and may hurt Fund performance and longer term shareholders. What constitutes excessive trading for a specific Fund will vary from other Funds, depending upon the objectives of the Fund, the nature of the Fund's portfolio securities at the time, and market factors. When excessive trading occurs, a Fund's longer term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders' shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund's performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund's transaction costs.

The Funds reserve the right to refuse purchase orders or exchanges into a Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). In particular, purchase orders or exchanges may be restricted or refused if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. See "Exchanging Shares" above.

Persons attempting excessive trading may use various means to avoid detection. Moreover, the Funds receive purchase, exchange and redemption orders through financial advisors, securities dealers, retirement plans, financial intermediaries and other persons who may hold Fund shares for investors through omnibus accounts or other arrangements where the Funds cannot identify the individual investors. Accordingly, the Funds may not be able to detect all persons pursuing excessive trading practices.

Applicable to Class A shares of Value Fund, International Value Fund, Growth Fund and Income Builder Fund, a redemption fee of 1.00% is charged on redemptions and exchanges of shares within 90 days of purchase. The fee is calculated on the value of the shares on the date of the redemption or exchange. The fee is not imposed on shares purchased with reinvestment of dividends and capital gains distributions. Shares not subject to a redemption fee will be redeemed first. This fee was instituted to offset brokerage commissions and other expenses which may be incurred by a Fund to meet redemption requests caused by excessive trading. The Trustees have authorized Thornburg to waive the redemption fee in specified situations where transactions are not likely to result in a Fund incurring the costs the fee is intended to recover.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each of the fixed income Funds declares its net investment income daily and distributes it monthly. Income Builder Fund typically declares investment income dividends daily and pays these dividends quarterly. Value Fund and International Value Fund typically declare and pay any net investment income quarterly, and Growth Fund is expected to follow the same practice. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.

Distribution Options
Each Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, (which you can change at any time).

Dividends
1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Turnover and Capital Gains

The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A mutual fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES
Federal Taxes - In General

Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals, should consult their own tax advisers concerning federal, state and local tax consequences respecting investments in the Funds.

Federal Tax Treatment of Distributions - Municipal Funds

Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund and Intermediate New York Fund (the "Municipal Funds") intend to satisfy conditions that will enable them to designate distributions from the interest income generated by investments in municipal obligations, which are exempt from federal income tax when received by a Fund, as "Exempt Interest Dividends." Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by each of the Municipal Funds of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U. S. government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by the Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes").

The Code treats interest on certain Municipal Obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Municipal Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.

Federal Tax Treatment of Distributions - Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund

Distributions to shareholders representing net investment income net short-term capital gains, and net gains from certain foreign currency transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares, unless the distributions are "qualified dividend income" eligible for the reduced rate of tax on long term capital gains. The portion of distributions which is qualified dividend income because attributable to certain corporation dividends, will be taxed to noncorporate shareholders as net capital gain. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Federal Tax Treatment of Sales or Redemptions of Shares - All Funds

Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale.

State Taxes

With respect to distributions of interest income and capital gains from the Funds, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Funds are advised to consult their own tax advisers in that regard. Each Municipal Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions to individuals attributable to interest on municipal obligations originating in California, New Mexico and New York are not subject to personal income taxes imposed by the state of the same name as the Fund. For example, an individual resident in New Mexico, who owned shares in Intermediate New Mexico Fund, will not be required by New Mexico to pay income taxes on interest dividends attributable to obligations owned by the Fund and originating in New Mexico. Additionally, individual shareholders of Intermediate New York Fund are not subject to New York City income taxes on interest dividends of the Fund attributable to obligations originating in New York State. Capital gain distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise. Florida does not currently impose an income tax on individuals. Florida imposes a personal property or "intangibles" tax which is generally applicable to securities owned by individual residents in Florida, but the intangibles tax will not apply to Intermediate Florida Fund's shares if the Fund's assets as of the close of the preceding taxable year consist only of obligations of Florida and its political subdivision and obligations of the United States, Puerto Rico, Guam or the United States Virgin Islands.

Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUNDS

Limited Term National Fund, Limited Term California Fund, Intermediate Municipal Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). Intermediate New Mexico Fund, Intermediate Florida Fund and Intermediate New York Fund are nondiversified; the other series of the Trust are diversified. The Trustees are authorized to divide the Trust's shares into additional series and classes.


INVESTMENT ADVISER

The Funds are managed by Thornburg Investment Management, Inc., (Thornburg). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to the Funds supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year (fiscal period July 1, 2004 to September 30, 2004 for Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund) of each of the Funds, the investment advisory and administrative services fee rates for each of the Funds were:

                          Advisory Fee Rate  Administrative Services Rate
                          -----------------  ----------------------------
                            Year (or fiscal period) Ended September 30, 2004
                            ------------------------------------------------
     Limited Term National Fund          .40%              .125%

     Limited Term California Fund        .50%              .125%

     Intermediate National Fund,
     Intermediate New Mexico Fund,
     Intermediate Florida Fund and
     Intermediate New York Fund          .50%              .125%

     Limited Term Government Fund        .375%             .125%

     Limited Term Income Fund            .50%              .125%

     Value Fund                          .80%              .125%

     International Value Fund            .85%              .125%

     Growth Fund                         .875%             .125%

     Income Builder Fund                 .875%             .125%

The advisory fee rate for each Fund decreases as assets increase, as described in the Statement of Additional Information.

Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or expenses by a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of shares, except as described above under "Opening Your Account - Buying Fund Shares".


Portfolio Managers
------------------
George T. Strickland, who is Managing Director of Thornburg, is the portfolio manager for the Municipal Funds. Mr. Strickland has been one of the persons primarily responsible for management of the Municipal Funds since 1998, and has performed municipal bond credit analysis and management since joining Thornburg in 1991. Mr. Strickland is assisted by other employees of Thornburg in managing the Municipal Funds.

Steven J. Bohlin, a Managing Director of Thornburg, is the portfolio manager of the Government Fund and Income Fund. He has held this responsibility for Government Fund since 1988 and for Income Fund since its inception in 1992. Mr. Bohlin is assisted by other employees of Thornburg in managing the Income Funds.

William V. Fries, CFA a Managing Director of Thornburg, is the portfolio manager of Value Fund and International Value Fund. He has held this responsibility for Value Fund since its inception in 1995 and for International Value Fund since its inception in 1998. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company. Mr. Fries is assisted by other employees of Thornburg.

Alexander Motola, CFA, a Managing Director of Thornburg, is the portfolio manager of Growth Fund. He has held that responsibility since January, 2001. Before joining Thornburg in 2001, Mr. Motola performed security analysis and equity portfolio management for eight years in various capacities (including portfolio manager (1998-2001), associate portfolio manager (1997-1998), equity trader (1995-1997) and equity specialist (1995-1997)) at other investment management firms, most recently at Insight Capital Research & Management, Inc. Mr. Motola is assisted by other employees of Thornburg.

Income Builder Fund's investments are managed by a team of investment professionals employed by Thornburg.

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.

TRUSTEES
---------

     The Funds are managed by Thornburg Management, Inc. (Thornburg) under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom (Mr. Thornburg and Mr. McMahon) are considered "interested" persons of the Trust under the Investment Company Act of 1940, and six of whom are not interested persons. Biographical data about each of the Trustees appears below.

Garrett Thornburg, 59, Chairman of Trustees since 1987

     Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust, and is chairman of the board of directors of Thornburg Mortgage, Inc. a real estate investment trust listed on the New York Stock Exchange. Mr. Thornburg Founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, Thornburg Investment Trust in 1987, and Thornburg Mortgage, Inc. in 1993. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm's public finance department. He also was chief financial officer of New York State's Urban Development Corporation, and served as financial adviser the State of New Mexico's Board of Finance. Mr. Thornburg is a director of National Dance Institute - New Mexico, Inc. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, 49, Trustee since 2001, member of Governance and Nominating Committee

     Brian McMahon is the president of Thornburg Investment Trust and president and chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing the Trust's 12 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon is a trustee of the Santa Fe Preparatory School, Santa Fe, New Mexico. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

David A. Ater, 59, Trustee since 1994, member of Audit Committee and Governance and Nominating Committee

     David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater also is a director and member of the audit committee of Thornburg Mortgage, Inc., a real estate investment trust. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater serves with numerous charitable and community organizations, including
     Santa Fe Economic Development, the United Way, The Santa Fe Opera and St. John's College. He received his BA from Stanford University.

David D. Chase, 63, Trustee since 2001, member of Audit Committee

     David Chase is the chairman, president and chief executive officer of the general partner of Vestor Partners, LP, a private equity fund in Santa Fe, New Mexico, and supervises investments in numerous portfolio companies. Mr. Chase was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Chase was a professor at Northern Arizona University from 1966 to 1978, teaching corporate finance, securities and banking courses. He serves various community and charitable organizations, including National Dance Institute-New Mexico, Inc., the School of American Research, and the BF Foundation. Mr. Chase received his BA in Economics and History from Principia College, an MBA in Finance from the Amos Tuck School at Dartmouth College, and a PhD in Finance from Arizona State University.

Eliot R. Cutler, 58, Trustee since 2004, member of Governance and
Nominating Committee

     Eliot Cutler heads the energy, land use and environment practice group at the law firm of Akin Gump Strauss Hauer & Feld, LLP. An environmental and land use lawyer for more than 25 years, he has participated in the planning, permitting, funding and construction of facilities for public and private sector clients. Mr. Cutler is a director of Thornburg Mortgage, Inc., a real estate investment trust and was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Cutler was associate director of the Office of Management and Budget under President Jimmy Carter. Mr. Cutler also served as legislative assistant to Senator Edmund S. Muskie and then as counsel to the Senate Subcommittee on the Environment. He helped draft the Clean Air Act, the Water Pollution Act, and the Environmental Policy Act. Mr. Cutler serves on the board of directors of the Edmund S. Muskie Foundation and as chairman of the board of visitors of the Edmund S. Muskie School of Public Service at the University of Southern Maine. Mr. Cutler received his BA cum laude from Harvard College and his JD from Georgetown University.

Susan H. Dubin, 56, Trustee since 2004, member of Audit Committee

     Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the Buckaroo Ball in Santa Fe, New Mexico, the Santa Fe Opera, the Battery Dance Company in New York City, and the National Dance Institute-New Mexico, Inc. She received her BA from Briarcliff College.

Owen D. Van Essen, 51, Trustee since 2004, member of Governance and Nominating Committee

     Owen Van Essen is the president of Dirks, Van Essen & Associates, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation, and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

James W. Weyhrauch, 45, Trustee since 1996, member of Audit Committee

     James Weyhrauch is the vice chairman and chief executive officer of Nambe Mills, Inc., a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Business Administration from Southern Methodist University.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Limited Term National Fund and Limited Term California Fund were, until June 21, 2004, series of another investment company, when they were reorganized as Funds of the Trust. Information for Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund includes a three month period from July 1, 2004 to September 30, 2004, because the fiscal year of those Funds was changed from a year ending on June 30 to a year ending September 30 commencing July 1, 2004. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods through September 30, 2004 for each Fund appears in the Annual Report for the Fund, which has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

The report of PricewaterhouseCoopers LLP, together with each Fund's financial statements, is included in each Fund's Annual Report, which is available upon request. Prior to February 1, 2002, Thornburg
International Value Fund was "Thornburg Global Value Fund."




FINANCIAL HIGHLIGHTS
Thornburg Limited Term Municipal Fund
-------------------------------------       Period Ended                    Year Ended June 30,
                                            September 30,      ------------------------------------------------
                                               2004             2004          2003       2002       2001       2000
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period            $13.68        $14.01        $13.65     $13.44     $13.06     $13.26
                                                ------        ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.09          0.40          0.45       0.52       0.58       0.59
   Net realized and unrealized
     gain (loss) on investments                   0.15         (0.33)         0.36       0.21       0.38      (0.20)
                                                ------         -------        ------     ------     ------     ------
Total from investment operations                  0.24          0.07          0.81       0.73       0.96       0.39
Less dividends from:
   Net investment income                         (0.09)        (0.40)        (0.45)     (0.52)     (0.58)     (0.59)
                                                -------        -------        ------     ------     ------     ------
Change in net asset value                         0.15         (0.33)         0.36       0.21       0.38      (0.20)
Net asset value, end of period                  $13.83        $13.68        $14.01     $13.65     $13.44     $13.06
                                                ======        =======       ======     ======     ======     ======
Total return (a)                                 1.78%          0.47%         5.99%      5.54%      7.49%      3.00%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                         2.69% (b)      2.85%         3.20%      3.83%      4.36%      4.48%
   Expenses, after expense reductions            0.89% (b)      0.91%         0.93%      0.95%      0.99%      0.96%
   Expenses, after expense reductions
     and net of custody credits                  0.89% (b)      0.91%         0.93%      0.95%        -          -
   Expenses, before expense reductions           0.89% (b)      0.91%         0.93%      0.96%      0.99%      0.96%
Portfolio turnover rate                          4.57%         21.37%        15.81%     19.59%     25.37%     33.65%
Net assets at end of period (000)          $1,039,050     $1,047,482      $998,878   $785,145   $654,157   $672,775

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.



FINANCIAL HIGHLIGHTS Continued
Thornburg Limited Term Municipal Fund
-------------------------------------
                                              Period Ended                     Year Ended June 30,
                                              September 30,    ----------------------------------------------------
                                                 2004           2004         2003       2002       2001       2000
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period            $13.70        $14.04        $13.67     $13.46     $13.08     $13.28
                                                ------        ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.08          0.36          0.41       0.47       0.53       0.53
   Net realized and unrealized
     gain (loss) on investments                   0.16         (0.34)         0.37       0.21       0.38      (0.20)
                                                ------         ------        ------     ------     ------     ------
Total from investment operations                  0.24          0.02          0.78       0.68       0.91       0.33
Less dividends from:
   Net investment income                         (0.08)        (0.36)        (0.41)     (0.47)     (0.53)     (0.53)
                                                -------        ------        ------     ------     ------     ------
Change in net asset value                         0.16         (0.34)         0.37       0.21       0.38      (0.20)
Net asset value, end of period                  $13.86        $13.70        $14.04     $13.67     $13.46     $13.08
                                                ======        ======        ======     ======     ======     ======
Total return (a)                                  1.79%        (0.12)%        5.78%      5.13%      7.07%      2.57%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          2.43% (b)     2.56%         2.89%      3.42%      3.96%      4.06%
   Expenses, after expense reductions             1.15% (b)     1.19%         1.18%      1.33%      1.38%      1.38%
   Expenses, after expense reductions
     and net of custody credits                   1.15% (b)     1.19%         1.18%      1.33%        -          -
   Expenses, before expense reductions            1.65% (b)     1.69%         1.68%      1.80%      1.85%      1.82%
Portfolio turnover rate                           4.57%        21.37%        15.81%     19.59%     25.37%     33.65%
Net assets at end of period (000)             $156,870      $155,458      $137,559    $57,258    $24,773    $21,322
<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS
Thornburg California Limited Term Municipal Fund
-----------------------------------------------   Period Ended               Year Ended June 30,
                                                  September 30,      ------------------------------------------------
                                                  2004         2004          2003       2002       2001       2000
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period            $12.87        $13.20        $12.96     $12.79     $12.59     $12.75
                                                ------        ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.08          0.35          0.38       0.46       0.54       0.54
   Net realized and unrealized
     gain (loss) on investments                   0.15         (0.33)         0.24       0.17       0.20      (0.16)
                                                ------        ------        ------     ------     ------     ------
Total from investment operations                  0.23          0.02          0.62       0.63       0.74       0.38
Less dividends from:
   Net investment income                         (0.08)        (0.35)        (0.38)     (0.46)     (0.54)     (0.54)
                                                ------         ------        ------     ------     ------     ------
Change in net asset value                         0.15         (0.33)         0.24       0.17       0.20      (0.16)
Net asset value, end of period                  $13.02        $12.87        $13.20     $12.96     $12.79     $12.59
                                                ======        ======        ======     ======     ======     ======
Total return (a)                                  1.81%         0.13%         4.83%      5.03%      6.00%      3.10%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          2.53% (b)     2.66%         2.87%      3.58%      4.26%      4.28%
   Expenses, after expense reductions             0.99% (b)     0.99%         0.99%      1.00%      0.99%      0.99%
   Expenses, after expense reductions
     and net of custody credits                   0.99% (b)     0.99%         0.99%      0.99%        -          -
   Expenses, before expense reductions            1.05% (b)     1.04%         1.02%      1.01%      1.05%      1.01%
Portfolio turnover rate                           4.18% (b)    23.80%        26.03%     25.16%     15.45%     21.34%
Net assets at end of period (000)             $134,588      $131,158      $149,269   $115,237    $89,967    $90,035

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS Continued
Thornburg California Limited Term Municipal Fund
------------------------------------------------  Period Ended                  Year Ended June 30,
                                                  September 30,------------------------------------------------------
                                                  2004         2004          2003       2002       2001       2000
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period            $12.88        $13.21        $12.97     $12.80     $12.61     $12.76
                                                ------        ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.07          0.32          0.34       0.41       0.49       0.49
   Net realized and unrealized
     gain (loss) on investments                   0.15         (0.33)         0.24       0.17       0.19      (0.15)
                                                ------        ------        ------     ------     ------     ------
Total from investment operations                  0.22          0.01          0.58       0.58       0.68       0.34
Less dividends from:
   Net investment income                         (0.07)        (0.32)        (0.34)     (0.41)     (0.49)     (0.49)
                                                ------        ------        ------     ------     ------     ------
Change in net asset value                         0.15         (0.33)         0.24       0.17       0.19      (0.15)
Net asset value, end of period                  $13.03        $12.88        $13.21     $12.97     $12.80     $12.61
                                                ======        ======        ======     ======     ======     ======
Total return                                      1.75%         0.12%         4.51%      4.60%      5.49%      2.73%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          2.28% (b)     2.41%         2.56%      3.15%      3.86%      3.88%
   Expenses, after expense reductions             1.24 (b)      1.24%         1.30%      1.38%      1.40%      1.40%
   Expenses, after expense reductions
     and net of custody credits                   1.24% (b)     1.24%         1.30%      1.37%        -          -
   Expenses, before expense reductions            1.87% (b)     1.86%         1.80%      1.86%      2.01%      1.94%
Portfolio turnover rate                           4.18%        23.80%        26.03%     25.16%     15.45%     21.34%
Net assets at end of period (000)              $21,941       $22,363       $22,487    $16,081     $6,392     $7,411
<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS
Thornburg Intermediate Municipal Fund                                      Year Ended September 30
-------------------------------------                          ---------------------------------------------------
                                                  2004         2003       2002       2001       2000

Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $13.56        $13.67     $13.28     $12.78     $13.00
                                                ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.52          0.52       0.56       0.62       0.63
   Net realized and unrealized
     gain (loss) on investments                  (0.08)        (0.11)      0.39       0.50      (0.22)
                                                ------         ------     ------     ------     ------
Total from investment operations                  0.44          0.41       0.95       1.12       0.41
Less dividends from:
   Net investment income                         (0.52)        (0.52)     (0.56)     (0.62)     (0.63)
                                                 ------        ------     ------     ------     ------
Change in net asset value                        (0.08)        (0.11)      0.39       0.50      (0.22)

Net asset value, end of year                    $13.48        $13.56     $13.67     $13.28     $12.78
                                                ======        ======     ======     ======     ======
Total return (a)                                  3.29%         3.11%      7.39%      8.94%      3.23%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.83%(b)      3.87%      4.23%      4.73%      4.89%
   Expenses, after expense reductions             0.98%(b)      0.99%      0.92%      0.82%      0.89%
   Expenses, after expense reductions
     and net of custody credits                   0.98%(b)      0.99%      0.92%        -          -
   Expenses, before expense reductions            0.98%(b)      1.00%      1.00%      1.02%      1.02%
Portfolio turnover rate                          11.81%        15.13%     16.36%     18.24%     21.97%
Net assets at end of year (000)                370,227      $390,080   $414,150   $338,931   $322,942

<Fa>  Sales loads are not reflected in computing total return.


FINANCIAL HIGHLIGHTS Continued
Thornburg Intermediate Municipal Fund                                      Year Ended September 30
-----------------------------------                            --------------------------------------
                                                  2004         2003       2002       2001       2000

Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $13.58        $13.69     $13.30     $12.79     $13.02
                                                ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.48          0.47       0.51       0.57       0.57
   Net realized and unrealized
     gain (loss) on investments                  (0.08)        (0.11)      0.39       0.51      (0.23)
                                                ------        ------     ------     ------     ------
Total from investment operations                  0.40          0.36       0.90       1.08       0.34
Less dividends from:
   Net investment income                         (0.48)        (0.47)     (0.51)     (0.57)     (0.57)
                                                ------        ------     ------     ------     ------
Change in net asset value                        (0.08)        (0.11)      0.39       0.51      (0.23)

Net asset value, end of year                    $13.50        $13.58     $13.69     $13.30     $12.79
                                                ======        ======     ======     ======     ======
Total return                                      3.02%         2.73%      6.97%      8.59%      2.70%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.57%         3.50%      3.84%      4.33%      4.44%
   Expenses, after expense reductions             1.24%         1.35%      1.30%      1.21%      1.34%
   Expenses, after expense reductions
     and net of custody credits                   1.24%         1.35%      1.30%        -          -
   Expenses, before expense reductions            1.78%         1.80%      1.80%      1.83%      1.83%
Portfolio turnover rate                          11.81%        15.13%     16.36%     18.24%     21.97%
Net assets at end of year (000)                $57,979       $60,707    $47,155    $40,002    $33,353



FINANCIAL HIGHLIGHTS
Thornburg New Mexico Intermediate Municipal Fund
------------------------------------------------                               Year Ended September 30
                                                               -----------------------------------------
                                                  2004         2003       2002       2001       2000

Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $13.46        $13.42     $13.16     $12.85     $12.92
Income from investment operations:              ------        ------     ------     ------     ------
   Net investment income                          0.45          0.48       0.53       0.59       0.62
   Net realized and unrealized
     gain (loss) on investments                  (0.06)         0.04       0.26       0.31      (0.07)
                                                ------        ------     ------     ------     ------
Total from investment operations                  0.39          0.52       0.79       0.90       0.55
Less dividends from:
   Net investment income                         (0.45)        (0.48)     (0.53)     (0.59)     (0.62)
                                                ------        ------     ------     ------     ------
Change in net asset value                        (0.06)         0.04       0.26       0.31      (0.07)

Net asset value, end of year                    $13.40        $13.46     $13.42     $13.16     $12.85
                                                ======        ======     ======     ======     ======
Total return (a)                                  3.00%         3.93%      6.16%      7.12%      4.36%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.40%         3.55%      4.01%      4.49%      4.81%
   Expenses, after expense reductions             0.96%         0.97%      0.98%      1.01%      0.99%
   Expenses, after expense reductions
     and net of custody credits                   0.96%         0.97%      0.98%         -          -
   Expenses, before expense reductions            0.96%         0.97%      1.00%      1.01%      1.03%
Portfolio turnover rate                          14.66%        16.53%     21.35%     18.77%     30.23%
Net assets at end of year (000)               $208,435      $216,766   $192,749   $158,645   $147,279

<Fa>  Sales loads are not reflected in computing total return.


FINANCIAL HIGHLIGHTS Continued
Thornburg New Mexico Intermediate Municipal Fund
------------------------------------------------                          Year Ended September 30
                                                  ---------------------------------------------------
                                                  2004         2003       2002       2001       2000
Class D Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $13.47        $13.43     $13.16     $12.85     $12.93
                                                ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.42          0.44       0.49       0.55       0.58
   Net realized and unrealized
     gain (loss) on investments                   0.06          0.04       0.27       0.31      (0.08)
                                                ------        ------     ------     ------     ------
Total from investment operations                  0.36          0.48       0.76       0.86       0.50
Less dividends from:
   Net investment income                         (0.42)        (0.44)     (0.49)     (0.55)     (0.58)
                                                ------        ------     ------     ------    ------
Change in net asset value                        (0.06)         0.04       0.27       0.31      (0.08)
Net asset value, end of year                    $13.41        $13.47     $13.43     $13.16     $12.85
                                                ======        ======     ======     ======     ======
Total return                                      2.70%         3.63%      5.94%      6.84%      4.00%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.11%         3.24%      3.64%      4.23%      4.55%
   Expenses, after expense reductions             1.25%         1.25%      1.25%      1.27%      1.25%
   Expenses, after expense reductions
     and net of custody credits                   1.24%         1.25%      1.25%        -          -
   Expenses, before expense reductions            1.83%         1.88%      2.00%      2.40%      2.73%
Portfolio turnover rate                          14.66%        16.53%     21.35%     18.77%     30.23%
Net assets at end of year (000)                $14,051       $14,658     $9,719     $2,831     $2,151


FINANCIAL HIGHLIGHTS
Thornburg Florida Intermediate Municipal Fund
---------------------------------------------                            Year Ended September 30
                                                             ---------------------------------------
                                                  2004    ,    2003       2002       2001       2000

Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $12.46        $12.57     $12.24     $11.73     $11.79
                                                ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.40          0.45       0.52       0.55       0.54
   Net realized and unrealized
     gain (loss) on investments                   0.06         (0.11)      0.33       0.51      (0.06)
                                                ------        ------     ------     ------     ------
Total from investment operations                  0.34          0.34       0.85       1.06       0.48
Less dividends from:
   Net investment income                         (0.40)        (0.45)     (0.52)     (0.55)     (0.54)
                                                ------        ------     ------     ------     ------
Change in net asset value                         0.06         (0.11)      0.33       0.51      (0.06)

Net asset value, end of year                    $12.40        $12.46     $12.57     $12.24     $11.73
                                                ======        ======     ======     ======     ======
Total return (a)                                  2.76%         2.77%      7.10%      9.20%      4.19%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.20%         3.60%      4.18%      4.55%      4.60%
   Expenses, after expense reductions             0.89%         0.91%      0.85%      0.89%      0.98%
   Expenses, after expense reductions
     and net of custody credits                   0.89%         0.91%      0.84%        -          -
   Expenses, before expense reductions            1.03%         1.01%      1.06%      1.10%      1.10%
Portfolio turnover rate                          36.69%        30.98%     30.28%     22.99%     40.70%
Net assets at end of year (000)                $57,690       $53,912    $41,860    $28,934    $25,876

<Fa>  Sales loads are not reflected in computing total return.


FINANCIAL HIGHLIGHTS
Thornburg New York Intermediate Municipal Fund  Period Ended              Year Ended June 30
                                                September 30,  ---------------------------------------------------
                                                   2004        2003       2002       2001       2000
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period            $12.46        $12.86        $12.63     $12.55     $12.16     $12.36
Income from investment operations:              ------        ------        ------     ------     ------     ------
   Net investment income                          0.10          0.45          0.51       0.54       0.62       0.64
   Net realized and unrealized
     gain (loss) on investments                   0.18         (0.40)         0.25       0.08       0.39      (0.20)
                                                ------        ------         ------     ------     ------     ------
Total from investment operations                  0.28          0.05          0.76       0.62       1.01       0.44
Less dividends from:
   Net investment income                         (0.10)        (0.45)        (0.51)     (0.54)     (0.62)     (0.64)
   Net realized gains                              -                         (0.02)       -          -          -
                                                 ------        ------     ------     ------     ------
Total distributions                              (0.10)        (0.45)        (0.53)     (0.54)     (0.62)     (0.64)
                                                 ------        ------        ------     ------     ------     ------
Change in net asset value                         0.18          0.40          0.23       0.08       0.39      (0.20)
Net asset value, end of period                  $12.64         $12.46       $12.86     $12.63     $12.55     $12.16
                                                ======         ======       ======     ======     ======     ======
Total return (a)                                  2.26%         0.36          6.16%      5.05%      8.44%      3.65%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.19%(b)     3.51%       4.02%       4.29%      4.95%      5.23%
   Expenses, after expense reductions             0.99%(b)     0.99%       0.93%       0.87%      0.87%      0.76%
   Expenses, after expense reductions
     and net of custody credits                   0.99%(b)     0.99%       0.93%       0.87%        -          -
   Expenses, before expense reductions            1.18%(b)     1.11%       1.10%       1.09%      1.13%      1.15%
Portfolio turnover rate                           4.27%%      13.46%      15.57%      17.66%     21.96%     19.02%
Net assets at end of period (000)               $45,543     $42,551      $39,764    $32,076    $25,855    $24,365

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS
Thornburg Limited Term U.S. Government Fund
-------------------------------------------                                 Year Ended September 30
                                                               ---------------------------------------
                                                   2004         2003       2002       2001       2000

Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $13.23        $13.27     $12.77     $12.03     $12.06
Income from investment operations:              ------        ------     ------     ------     ------
   Net investment income                          0.35          0.47       0.58       0.67       0.68
   Net realized and unrealized
     gain (loss) on investments                  (0.22)        (0.04)      0.50       0.74      (0.03)
                                                ------         ------     ------     ------     ------
Total from investment operations                  0.13          0.43       1.08       1.41       0.65
Less dividends from:
   Net investment income                         (0.35)        (0.47)     (0.58)     (0.67)     (0.68)
                                                ------         ------     ------     ------     ------
Change in net asset value                        (0.22)        (0.04)      0.50       0.74      (0.03)
Net asset value, end of year                    $13.01        $13.23     $13.27     $12.77     $12.03
                                                ======        ======     ======     ======    ======
Total return (a)                                  1.04%         3.29%      8.75%     12.02%      5.58%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          2.72          3.53%      4.53%      5.39%      5.69%
   Expenses, after expense reductions             0.92          0.92%      0.93%      0.99%      0.98% %
   Expenses, after expense reductions
     and net of custody credits                   0.91          0.90%      0.92%        -          -
   Expenses, before expense reductions            0.92          0.92%      0.93%      0.99%      0.99%
Portfolio turnover rate                          12.93%        35.06%      4.34%     15.23%     19.66%
Net assets at end of year (000)               $163,530      $176,876   $155,864   $105,348    $87,616

<Fa>  Sales loads are not reflected in computing total return.


FINANCIAL HIGHLIGHTS Continued
Thornburg Limited Term U.S. Government Fund
-------------------------------------------
                                                 Year Ended            Period Ended
                                                September 30,          September 30, 2003(c)
                                                   2004
Class B Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period            $13.22                   $13.12
Income from investment operations:              ------                   ------
   Net investment income                          0.21                     0.37
   Net realized and unrealized
     gain (loss) on investments                  (0.24)                    0.10
                                                ------                   ------
Total from investment operations                 (0.03)                    0.47
Less dividends from:
   Net investment income                         (0.21)                   (0.37)
                                                ------                   ------
Change in net asset value                        (0.24)                    0.10

Net asset value, end of period                  $12.98                   $13.22
                                                ======                   ======
Total return (a)                                 (0.24)%                   3.60%
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          1.65%                   2.93%(b)
   Expenses, after expense reductions             1.99%                   1.35%(b)
   Expenses, after expense reductions
     and net of custody credits                   1.99%                   1.33%(b)
   Expenses, before expense reductions            2.74%                   3.32%(b)
Portfolio turnover rate                          12.39%                  35.06%
Net assets at end of period (000)               $2,396                  $3,073

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class B shares was November 1, 2002.


FINANCIAL HIGHLIGHTS Continued
Thornburg Limited Term U.S. Government Fund
-------------------------------------------                              Year Ended September 30
                                                               -------------------------------------
                                                   2004        2003       2002       2001       2000

Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $13.31        $13.35     $12.85     $12.10     $12.12
Income from investment operations:              ------        ------     ------     ------     ------
   Net investment income                          0.31          0.43       0.54       0.62       0.63
   Net realized and unrealized
     gain (loss) on investments                  (0.22)        (0.04)      0.50       0.75      (0.02)
                                                ------         ------     ------     ------     ------
Total from investment operations                  0.09          0.39       1.04       1.37       0.61
Less dividends from:
   Net investment income                         (0.31)        (0.43)     (0.54)     (0.62)     (0.63)
                                                ------         ------     ------     ------     ------
Change in net asset value                        (0.22)        (0.04)      0.50       0.75      (0.02)

Net asset value, end of year                    $13.09        $13.31     $13.35     $12.85     $12.10
                                                ======        ======     ======     ======     ======
Total return (a)                                  0.73%         2.96%      8.33%     11.60%      5.23%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          2.40%         3.14%      4.13%      4.89%      5.26%
   Expenses, after expense reductions             1.24%         1.24%      1.28%      1.41%      1.40%
   Expenses, after expense reductions
     and net of custody credits                   1.24%         1.22%      1.27%        -          -
   Expenses, before expense reductions            1.76%         1.76%      1.78%      2.01%      2.11%
Portfolio turnover rate                          12.39%        35.06%      4.34%     15.23%     19.66%
Net assets at end of year (000)                $43,404       $56,166    $30,587    $12,704     $5,098


FINANCIAL HIGHLIGHTS
Thornburg Limited Term Income Fund
----------------------------------                                         Year Ended September 30
                                                               -------------------------------------
                                                  2004         2003       2002       2001       2000
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year
Net asset value, beginning of year              $12.99        $12.79     $12.55     $11.89     $11.93
                                                ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.43          0.51       0.61       0.73       0.73
   Net realized and unrealized
     gain (loss) on investments                  (0.19)         0.20       0.24       0.66      (0.04)
                                                ------        ------     ------     ------     ------
Total from investment operations                  0.24          0.71       0.85       1.39       0.69
Less dividends from:
   Net investment income                         (0.43)        (0.51)     (0.61)     (0.73)     (0.73)
   Return of Capital                               -             -          -          -          -
                                                ------        ------     ------     ------     ------
Change in net asset value                        (0.19)         0.20       0.24       0.66      (0.04)
Net asset value, end of year                    $12.80        $12.99     $12.79     $12.55     $11.89
                                                ======        ======     ======     ======     ======
Total return (a)                                  1.96%         5.56%      7.05%     12.05%      6.05%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.33%         3.91%      4.88%      5.94%      6.21%
   Expenses, after expense reductions             0.99%         0.99%      0.99%      1.00%      0.99%
   Expenses, after expense reductions
     and net of custody credits                   0.99%         0.99%      0.99%        -          -
   Expenses, before expense reductions            1.07%         1.04%      1.10%      1.16%      1.21%
Portfolio turnover rate                          22.73%        18.86%     21.63%     20.54%     59.46%
Net assets at end of year (000)               $230,256      $184,497   $104,710    $56,036    $31,520

<Fa>  Sales loads are not reflected in computing total return.


FINANCIAL HIGHLIGHTS Continued
Thornburg Limited Term Income Fund
----------------------------------                                       Year Ended September 30
                                                               -------------------------------------
                                                   2004        2003       2002       2001       2000
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year
Net asset value, beginning of year              $12.97        $12.77     $12.53     $11.87     $11.91
Income from investment operations:              ------        ------     ------     ------     ------
   Net investment income                          0.40          0.46       0.56       0.68       0.68
   Net realized and unrealized
     gain (loss) on investments                  (0.19)         0.20       0.24       0.66      (0.04)
                                                ------        ------     ------     ------    ------
Total from investment operations                  0.21          0.66       0.80       1.34       0.64
Less dividends from:
   Net investment income                         (0.40)        (0.46)     (0.56)     (0.68)     (0.68)
   Return of Capital                               -             -          -          -          -
                                                ------         ------     ------     ------     ------
Change in net asset value                        (0.19)         0.20       0.24       0.66      (0.04)

Net asset value, end of year                    $12.78        $12.97     $12.77     $12.53     $11.87
                                                ======        ======     ======     ======     ======
Total return (a)                                  1.70%         5.20%      6.63%     11.61%      5.62%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.07%(b)      3.56%      4.45%      5.52%      5.81%
   Expenses, after expense reductions             1.25%(b)      1.33%      1.39%      1.41%      1.40%
   Expenses, after expense reductions
     and net of custody credits                   1.24%(b)      1.33%      1.39%        -          -
   Expenses, before expense reductions            1.87%(b)      1.92%      1.93%      2.13%      2.26%
Portfolio turnover rate                          22.73%        18.86%     21.63%     20.54%     59.46%
Net assets at end of year (000)                $65,398       $54,926    $30,258    $15,219     $7,272


FINANCIAL HIGHLIGHTS                                                          Year Ended September 30
Thornburg Value Fund                                           --------------------------------------
--------------------                               2004         2003       2002       2001       2000
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year              $26.29        $20.73     $26.04     $32.98     $26.20
Income from investment operations:              ------        ------     ------     ------     ------
   Net investment income                          0.20          0.15       0.00(c)    0.02       0.74
   Net realized and unrealized
     gain (loss) on investments                   1.81          5.45      (5.31)     (6.38)      7.29
                                                ------        ------     ------     ------     ------
Total from investment operations                  2.01          5.60      (5.31)     (6.36)      8.03
Less dividends from:
   Net investment income                         (0.19)        (0.02)       -        (0.25)     (0.86)
   Net realized gains                              -              -         -        (0.25)     (0.39)
   Return of Capital                               -           (0.02)       -        (0.08)       -
                                                ------        ------     ------     ------     ------
Total dividends                                  (0.19)        (0.04)       -        (0.58)     (1.25)
                                                ------        ------     ------     ------     ------
Change in net asset value                         1.82          5.56      (5.31)     (6.94)      6.78
Net asset value, end of year                   $28.11        $26.29     $20.73     $26.04     $32.98
                                                ======        ======     ======     ======     ======
Total return (a)                                  7.61%        27.02%    (20.39)%   (19.59)%    30.68%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          0.69%         0.66%      0.00% (b)  0.07%      2.31%
   Expenses, after expense reductions             1.37%         1.43%      1.40%      1.37%      1.38%
   Expenses, after expense reductions
     and net of custody credits                   1.37%         1.43%      1.40%        -          -
   Expenses, before expense reductions            1.37%         1.43%      1.40%      1.38%      1.38%
Portfolio turnover rate                          68.74%        82.89%     76.37%     71.81%     72.35%
Net assets at end of year (000)             $1,086,448      $994,043   $809,229 $1,078,582   $873,433

<Fa>  Sales loads are not reflected in computing total return.
<Fb>  The ratio of net investment loss to average net assets is less than 0.01%.
<Fc>  Net investment loss per share is less than 0.01.
+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS Continued                               Year Ended September 30         Period Ended
Thornburg Value Fund                                           -----------------------------   September 30,
--------------------                               2004         2003       2002       2001       2000 (a)
Class B Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period            $25.47        $20.22     $25.61     $32.63      $33.22
Income from investment operations:              ------        ------     ------     ------      ------
   Net investment income                         (0.03)        (0.05)     (0.22)     (0.24)        -
   Net realized and unrealized
     gain (loss) on investments                   1.74          5.30      (5.17)     (6.31)       0.09
                                                ------        ------     ------     ------      ------
Total from investment operations                  1.71          5.25      (5.39)     (6.55)       0.09
Less dividends from:
   Net investment income                         (0.05)          -          -        (0.19)      (0.68)
   Net realized gains                             -              -          -        (0.25)        -
   Return of Capital                              -              -          -        (0.03)        -
                                                ------        ------     ------     ------       ------
Total dividends                                  (0.05)          -          -        (0.47)      (0.68)
                                                ------        ------     ------     ------       ------
Change in net asset value                         1.66         5.25       (5.39)     (7.02)      (0.59)
Net asset value, end of period                  $27.13       $25.47      $20.22     $25.61      $32.63
                                                ======       ======      ======     ======      ======
Total return (c)                                  6.71%       25.96%     (21.05)%   (20.35)%      0.25%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                         (0.12)%      (0.22)%     (0.85)%    (0.83)%      0.02%(b)
   Expenses, after expense reductions             2.18%        2.31%       2.25%      2.27%       2.38%(b)
   Expenses, after expense reductions
     and net of custody credits                   2.18%        2.31%       2.25%        -           -
   Expenses, before expense reductions            2.20%        2.32%       2.25%      2.30%       2.43%(b)
Portfolio turnover rate                          68.74%       82.89%      76.37%     71.81%      72.35%(b)
Net assets at end of period (000)              $93,508      $89,661     $70,682    $68,740     $17,945

<Fa>  Effective date of Class B shares was April 3, 2000.
<Fb>  Annualized.
<Fc>  Total return is not annualized for periods less than one year.
+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS Continued                                             Year Ended September 30
Thornburg Value Fund                                           --------------------------------------
--------------------                               2004         2003       2002       2001       2000
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year              $25.70        $20.40     $25.82     $32.80     $26.08
Income from investment operations:              ------        ------     ------     ------     ------
   Net investment income                         (0.02)        (0.04)     (0.20)     (0.22)      0.49
   Net realized and unrealized
     gain (loss) on investments                   1.77          5.34      (5.22)     (6.34)      7.23
                                                ------        ------     ------     ------     ------
Total from investment operations                  1.75          5.30      (5.42)     (6.56)      7.72
Less dividends from:
   Net investment income                         (0.05)          -          -        (0.16)     (0.61)
   Net realized gains                              -             -          -        (0.25)     (0.39)
   Return of Capital                               -             -          -        (0.01)      -
                                                ------        ------     ------     ------     ------
Total dividends                                  (0.05)          -          -        (0.42)     (1.00)
                                                ------        ------     ------     ------     ------
Change in net asset value                         1.70          5.30      (5.42)     (6.98)      6.72
Net asset value, end of year                    $27.40        $25.70     $20.40     $25.82     $32.80
                                                ======        ======     ======     ======     ======
Total return                                      6.81%        25.98%    (20.99)%   (20.24)%    29.90%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                         (0.07)%       (0.16)%    (0.77)%    (0.74)%     1.53%
   Expenses, after expense reductions             2.14%         2.25%      2.17%      2.18%      2.16%
   Expenses, after expense reductions
     and net of custody credits                   2.14%         2.25%      2.17%        -          -
   Expenses, before expense reductions            2.15%         2.25%      2.17%      2.19%      2.17%
Portfolio turnover rate                          68.74%        82.89%     76.37%     71.81%     72.35%
Net assets at end of year (000)               $475,296      $441,103   $368,038   $437,199   $361,447
+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS
Thornburg International Value Fund                                    Year Ended September 30,
                                                               -------------------------------------
                                                   2004        2003       2002       2001       2000
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year              $14.95        $11.88     $12.37     $16.64     $12.95
Income from investment operations:              ------        ------     ------     ------     ------
   Net investment income                          0.15          0.06       0.03       0.03       0.44
   Net realized and unrealized
     gain (loss) on investments                   3.08          3.00      (0.54)     (3.39)      4.03
                                                ------        ------     ------     ------     ------
Total from investment operations                  3.23          3.06      (0.51)     (3.36)      4.47
Redemption fees added to paid in capital           -            0.01       0.02        -          -
Less dividends from:
   Net investment income                           -             -          -        (0.86)     (0.78)
   Return of Capital                               -             -          -        (0.05)       -
                                                ------        ------     ------     ------     ------
Total dividends                                    -             -          -        (0.91)     (0.78)
                                                ------        ------     ------     ------     ------
Change in net asset value                         3.23          3.07      (0.49)     (4.27)      3.69
Net asset value, end of year                    $18.18        $14.95     $11.88     $12.37     $16.64
                                                ======        ======     ======     ======     ======
Total return (a)                                 21.61%        25.84%     (3.96)%   (21.28)%    34.42%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          0.88%         0.44%      0.19%      0.22%      2.61%
   Expenses, after expense reductions             1.49%         1.59%      1.57%      1.54%      1.53%
   Expenses, after expense reductions
     and net of custody credits                   1.49%         1.59%      1.57%        -          -
   Expenses, before expense reductions            1.51%         1.67%      1.60%      1.56%      1.55%
Portfolio turnover rate                          35.84%        58.35%     28.39%     61.05%     86.13%
Net assets at end of year (000)                $948,631      $97,991    $69,490    $56,507    $76,070

<Fa>  Sales Loads are not reflected in computing total return.
+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS Continued
Thornburg International Value Fund
----------------------------------
                                                               Year Ended September 30,      Period Ended
                                                               ------------------------      September 30,
                                                 2004          2003       2002       2001       2000 (b)
Class B Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period            $14.43        $11.57     $12.16     $16.44     $17.62
Income from investment operations:              ------        ------     ------     ------     ------
   Net investment income                         (0.02)        (0.04)     (0.08)     (0.06)      0.14
   Net realized and unrealized
     gain (loss) on investments                   2.98          2.90      (0.51)     (3.36)     (0.79)
                                                ------        ------     ------     ------     ------
Total from investment operations                  2.96          2.86      (0.59)     (3.42)     (0.65)
Less dividends from:
   Net investment income                           -             -          -        (0.82)     (0.53)
   Return of Capital                               -             -          -        (0.04)       -
                                                ------        ------     ------     ------     ------
Total dividends                                    -             -          -        (0.86)     (0.53)
                                                ------        ------     ------     ------
Change in net asset value                         2.96          2.86      (0.59)     (4.28)     (1.18)
Net asset value, end of period                  $17.39        $14.43     $11.57     $12.16     $16.44
                                                ======        ======     ======     ======     ======
Total return (c)                                 20.51%        24.72%     (4.85)%   (21.86)%    (3.73)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                         (0.12)%       (0.32)%    (0.58)%    (0.39)%     1.63%(a)
   Expenses, after expense reductions             2.36%         2.38%      2.39%      2.40%      2.38%(a)
   Expenses, after expense reductions
     and net of custody credits                   2.36%         2.38%      2.39%        -          -
   Expenses, before expense reductions            2.42%         2.84%      2.88%      3.62%      6.08%(a)
Portfolio turnover rate                          35.84%        58.35%     28.39%     61.05%     86.13%
Net assets at end of period (000)              $22,181        $6,346     $4,672     $2,570     $1,270

<Fa>  Annualized.
<Fb>  Effective date of Class B shares was April 3, 2000.
<Fc>  Total return is not annualized for periods less than one year.
+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS Continued
Thornburg International Value Fund
----------------------------------
                                                                       Year Ended September 30,
                                                             ---------------------------------------
                                                2004           2003       2002       2001       2000
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year              $14.47        $11.60     $12.19     $16.49     $12.88
Income from investment operations:              ------        ------     ------     ------     ------
   Net investment income                          0.01         (0.04)     (0.08)     (0.08)      0.38
   Net realized and unrealized
     gain (loss) on investments                   2.98          2.91      (0.51)     (3.37)      3.91
                                                ------        ------     ------     ------     ------
Total from investment operations                  2.99          2.87      (0.59)     (3.45)      4.29
Less dividends from:
   Net investment income                           -             -          -        (0.81)     (0.68)
   Return of Capital                               -             -          -        (0.04)       -
                                                ------        ------     ------     ------     ------
Total dividends                                    -             -          -        (0.85)     (0.68)
                                                ------        ------     ------     ------     ------
Change in net asset value                         2.99          2.87      (0.59)     (4.30)      3.61
Net asset value, end of year                    $17.46        $14.47     $11.60     $12.19     $16.49
                                                ======        ======     ======     ======     ======
Total return                                     20.66%        24.74%     (4.84)%   (21.96)%    33.20%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          0.04%        (0.31)%    (0.62)%    (0.51)%     2.25%
   Expenses, after expense reductions             2.26%         2.37%      2.36%      2.37%      2.37%
   Expenses, after expense reductions
     and net of custody credits                   2.26%         2.37%      2.36%        -          -
   Expenses, before expense reductions            2.26%         2.45%      2.36%      2.39%      2.43%
Portfolio turnover rate                          35.84%        58.35%     28.39%     61.05%     86.13%
Net assets at end of year (000)                $243,955      $55,443    $39,995    $26,426    $26,120

+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS
Thornburg Core Growth Fund                                           Year Ended               Period Ended
--------------------------                                          September 30,             September 30,
                                                 2004          2003                2002       2001 (c)
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period            $10.11         $6.45               $7.80       $11.94
                                                ------        ------              ------       ------
Income from investment operations:
   Net investment income                         (0.15)        (0.13)              (0.12)       (0.08)
   Net realized and unrealized
     gain (loss) on investments                   0.90          3.77               (1.23)       (4.06)
                                                ------        ------              ------       ------
Total from investment operations                  0.75          3.64               (1.35)       (4.14)
Redemption fees added to paid in capital          0.01          0.02                 -            -
Change in net asset value                         0.76          3.66               (1.35)       (4.14)
Net asset value, end of period                  $10.87        $10.11               $6.45         7.80
                                                ======        ======              ======       ======
Total return (a)                                  7.52%        56.74%             (17.31)%     (34.67)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                         (1.37%)      (1.43)%             (1.44)%       (1.02)% (b)
   Expenses, after expense reductions             1.62%        1.65%               1.64%         1.71%  (b)
   Expenses, after expense reductions
     and net of custody credits                   1.61%        1.63%               1.63%           -
   Expenses, before expense reductions            1.70%        2.03%               2.39%         2.80%  (b)
Portfolio turnover rate                         108.50%      102.91%             212.17%       126.15%
Net assets at end of period (000)              $40,899      $36,247              $5,685        $6,337

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.
<Fb>  Fund commenced operations on December 27, 2000.
+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS Continued
Thornburg Core Growth Fund                                              Year Ended              Period Ended
--------------------------                                             September 30,            September 30,
                                                  2004          2003                  2002      2001 (b)
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period             $9.85         $6.38                 $7.76       $11.94
                                                ------        ------                ------       ------
Income from investment operations:
   Net investment income                         (0.22)        (0.18)                (0.18)       (0.13)
   Net realized and unrealized
     gain (loss) on investments                   0.88          3.65                 (1.20)       (4.05)
                                                ------        ------                ------       ------
Total from investment operations                  0.66          3.47                 (1.38)       (4.18)
Change in net asset value                         0.66          3.47                 (1.38)       (4.18)
Net asset value, end of period                  $10.51         $9.85                 $6.38        $7.76
                                                ======        ======                ======       ======
Total return  (c)                                 6.70%        54.39%               (17.78)%     (35.01)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                         (2.13)%       (2.19)%               (2.19)%      (1.78)% (a)
   Expenses, after expense reductions             2.38%         2.40%                 2.39%        2.49%  (a)
   Expenses, after expense reductions
     and net of custody credits                   2.37%         2.38%                 2.38%          -
   Expenses, before expense reductions            2.52%         3.35%                 3.45%        4.43%  (a)
Portfolio turnover rate                         108.50%       102.91%               212.17%      126.15%
Net assets at end of period (000)               $14,693       $7,146                $1,892       $2,216

<Fa>  Annualized.
<Fb>  Fund commenced operations on December 27, 2000.
<Fc>  Total return is not annualized for periods lass than one year.
+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS
Thornburg Investment Income Builder Fund                          Period Ended
----------------------------------------       Year Ended         September 30,
                                              September 30          2003 (c)
                                                  2004
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period            $13.77              $11.94
Income from investment operations:              ------              ------
   Net investment income                          0.72                0.56
   Net realized and unrealized
     gain (loss) on investments                   1.66                1.60
                                                ------              ------
Total from investment operations                  2.38                2.16
Less dividends from:
  Net investment income                          (0.55)               (.33)
                                                ------              ------
Change in net asset value                         1.83                1.83
Net asset value, end of period                  $15.60              $13.77
                                                ======              ======
Total return (a)                                 17.40%              18.25%
----------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          4.72%               5.65% (b)
   Expenses, after expense reductions             1.50%               1.61% (b)
   Expenses, after expense reductions
     and net of custody credits                   1.49%               1.60% (b)
   Expenses, before expense reductions            1.50%               1.74% (b)
Portfolio turnover rate                         109.21%              52.10%
Net assets at end of period (000)             $224,522             $73,083

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Fund commenced operations on December 24, 2002.
+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS Continued
Thornburg Investment Income Builder Fund                          Period Ended
----------------------------------------       Year Ended         September 30,
                                              September 30          2003 (c)
                                                 2004
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period            $13.79              $11.94
Income from investment operations:              ------              ------
   Net investment income                          0.66                0.51
   Net realized and unrealized
     gain (loss) on investments                   1.66                1.62
                                                ------              ------
Total from investment operations                  2.32                2.13
Less dividends from:
  Net investment income                          (0.49)              (0.28)
                                                ------              ------
Change in net asset value                         1.83                1.85

Net asset value, end of period                  $15.62              $13.79
                                                ======              ======
Total return (a)                                 16.89%              18.01%
----------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          4.33%               5.10% (b)
   Expenses, after expense reductions             1.89%               1.91% (b)
   Expenses, after expense reductions
     and net of custody credits                   1.89%               1.90% (b)
   Expenses, before expense reductions            2.25%               2.55  (b)
Portfolio turnover rate                         109.21%              52.10%
Net assets at end of period (000)             $143,122             $39,613

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Fund commenced operations on December 24, 2002.
+ Based on weighted average shares outstanding.


OUTSIDE BACK COVER
ADDITIONAL INFORMATION

Reports to Shareholders
   Shareholders will receive annual
   reports of their Fund containing
   financial statements audited by the
   Funds' independent auditors, and
   also will receive unaudited semi-
   annual reports. In addition, each
   shareholder will receive an account
   statement no less often than quarterly.

General Counsel
   Legal matters in connection with
   the issuance of shares of the Funds
   are passed upon by White, Koch,
   Kelly & McCarthy, Professional
   Association, Post Office Box 787,
   Santa Fe, New Mexico 87504-0787.

Investment Adviser
   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor
   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian
   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171

Transfer Agent
   State Street Bank & Trust Co.
   c/o NFDS Servicing Agent
   Post Office Box 419017
   Kansas City, Missouri 64141-6017

Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange
Commission's Public Reference Room in Washington, D.C.
Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public
Reference Section, Washington, D.C. 20549-0102, contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this
Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation.
This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200
www.thornburg.com   email: postmaster@thornburg.com

Limited Term National Fund and Limited Term California Fund are separate series of Thornburg Limited Term Municipal
Fund, Inc., which files registration statements and certain other information with the Securities and Exchange
Commission under the file number 811-4302.

Intermediate National Fund, Intermediate New Mexico Fund,
Intermediate Florida Fund, Intermediate New York Fund,
Government Fund, Income Fund, Value Fund and International
Value Fund are separate series of Thornburg Investment
Trust, which files its registration statements and certain other information with the Commission under Investment
Company Act of 1940 file number 811-05201.


OUTSIDE FRONT COVER
                                           THORNBURG
INVESTMENT MANAGEMENT
Prospectus
THORNBURG
Institutional Class Shares
  February 1, 2005 as revised August 15, 2005



                     Thornburg Limited Term Municipal Fund
                         ("Limited Term National Fund")
                Thornburg California Limited Term Municipal
Fund
                        ("Limited Term California Fund")
                      Thornburg Intermediate Municipal Fund
                         ("Intermediate National Fund")


                  Thornburg Limited Term U. S. Government
Fund
                              ("Government Fund")
                      Thornburg Limited Term Income Fund
                                 ("Income Fund")


                             Thornburg Value Fund
                                ("Value Fund")
                      Thornburg International Value Fund
                         ("International Value Fund")
                          Thornburg Core Growth Fund
                               ("Growth Fund")
                  Thornburg Investment Income Builder Fund
                           ("Income Builder Fund")









These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the federal deposit insurance corporation, the federal reserve board, or any government agency.

                                                      NOT
FDIC- INSURED
                                                      MAY
LOSE VALUE
                                                      NO
BANK GUARANTEE

                     THORNBURG INSTITUTIONAL CLASS SHARES
TABLE OF CONTENTS

4          Limited Term National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

6          Limited Term California Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

8          Intermediate National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

10         Government Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

12         Income Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

14         Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

15         International Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

16         Growth Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

17        Income Builder Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

18         Additional Information About Fund Investments,
           Investment Practices and Risks

19         Potential Advantages of Investing in a Fund

20         Opening Your Account

20         Buying Fund Shares

21         Selling Fund Shares

22         Investor Services

24         Transaction Details

24         Dividends and Distributions

25         Taxes

26         Organization of the Funds

___        Investment Adviser

___        Trustees

___        Financial Highlights

Limited Term National Fund

Investment Goals
----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page ___. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer-term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or may be perceived to have, greater risk of default. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 16.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Limited Term National Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor fund which was reorganized as a Fund of Thornburg Investment Trust on June 21, 2004. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Lehman Five-Year Municipal Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal bonds from throughout the United States, with an approximate maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
----------------------------------------------------------------
18%                                       7.85    5.53
                           7.13
16%   5.86   5.18                  5.22                  2.10

14%                 0.77

12%

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%
      1997   1998   1999   2000    2001    2002   2003   2004

Highest quarterly results for time period shown: 3.28% (quarter ended
06/30/02).
Lowest quarterly results for time period shown: -1.31% (quarter ended
6/30/04).


Average Annual Total Returns
(periods ending 12/31/04)
-------------------------------------------------------

                                                Since Inception
                     One Year    Five Years     7/5/96
                     --------    ----------     ----------------

Return Before Taxes    2.10%       5.14%          4.87%

Return After Taxes
on Distributions       2.10%       5.14%          4.87%

Return After Taxes on
Distributions and Sale
of Fund Shares         2.45%       5.00%          4.81%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 2.71%       5.97%          5.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Limited Term National Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) On Purchases              none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemption    none
   (as a percentage of redemption proceeds
   or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                               Class I
                                               -------
  Management Fee                                .40%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .15%
                                                ----
           Total Annual Operating Expenses      .55%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
  Class I Shares        $56     $176     $307     $689

Limited Term California Fund

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its state agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page ___. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer-term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. State budget deficits resulting from spending increases and a steep decline in tax revenues could impair the ability of some governmental issuers to meet their debt obligations. Moreover, political differences between the governor and the state legislature over tax increases and spending cuts may have a negative impact on outstanding and future obligations of California state and local governments. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in Limited Term California Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor fund which was reorganized as a Fund of Thornburg Investment Trust on June 21, 2004. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Lehman Five-Year Municipal Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal bonds from throughout the United States, with an approximate maturity of five years. Past Performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
----------------------------------------------------------------
18%
                     6.71          6.74
16%    5.25
                            4.63                 1.84
14%           0.82                        2.89

12%

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%

       1998   1999   2000   2001   2002   2003   2004

Highest quarterly results for time period shown: 3.19% (quarter ended
09/30/02).
Lowest quarterly results for time period shown: -1.38% (quarter ended
06/30/04).

Average Annual Total Returns (periods ended 12/31/04)
----------------------------------------------------
                                               Since Inception
                     One Year    Five Years    4/1/97
                     --------    ----------    ----------------

Return Before Taxes    1.84%       4.54%          4.47%
Return After Taxes
on Distributions       1.84%       4.54%          4.47%

Return After Taxes on
Distributions and Sale
of Fund Shares         2.24%       4.44%          4.42%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 2.71%       5.97%          5.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Limited Term California Fund.

SHAREHOLDER FEES (fees paid directly from your investment)    Class I
                                                              -------

Maximum Sales Charge (Load) on Purchases                      none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions           none
   (as a percentage of redemption proceeds
   or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

  Management Fee                                .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .27%
                                                ----
           Total Annual Operating Expenses      .77%(1)

(1) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .67%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividend and distributions and reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
  Class I Shares        $ 79    $246     $428     $954

Intermediate National Fund

Investment Goals
----------------

The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page ___. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax, because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer-term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Non-rated obligations may have, or may be perceived to have, greater risk of default. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in Intermediate National Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Merrill Lynch Municipal Bond (7-12 year) Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
----------------------------------------------------------------
18%                                       8.52
       7.38                  7.19
16%            5.79                 5.04
                                                  4.43   3.56
14%                  -1.70

12%

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%

       1997    1998   1999   2000   2001   2002   2003   2004

Highest quarterly results for time period shown: 4.14% (quarter ended
09/30/02).
Lowest quarterly results for time period shown: -1.61% (quarter ended
6/30/04).

Average Annual Total Returns
Class I Shares (periods ended 12/31/04)
---------------------------------------------------------
                                               Since Inception
                     One Year    Five Years    7/5/96
                     --------    ----------    ----------------

Return Before Taxes    3.56%       5.73%          5.28%

Return After Taxes
on Distributions       3.56%       5.73%          5.28%

Return After Taxes on
Distributions and Sale
of Fund Shares         3.76%       5.59%          5.23%

Merril Lynch Muni Bond Index
(reflects no deduction
for fees, expenses, or
taxes)                 4.25%       7.38%          6.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate National Fund.

SHAREHOLDER FEES (fees paid directly from your investment)    Class I
                                                              -------

Maximum Sales Charge (Load) on Purchases                       none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions            none
  (as a percentage of redemption proceeds
  or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                               Class I
                                               --------
     Management Fee                             .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .25%
                                                ----
           Total Annual Operating Expenses      .75%(1)

(1) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .67%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares      $77     $240     $417     $930

Government Fund

Investment Goals
-----------------

The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer-term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
---------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's investments in pursuing the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, "U.S. Government Securities" means:

     Securities backed by the full faith and credit of the U.S. Government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. Government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as "Ginnie Mae" mortgage backed certificates issued by the Government National Mortgage Association).

     Securities issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. Government. These securities include mortgage backed certificates, collateralized mortgage obligations (CMOs), and debentures issued by "Freddie Mac" (Federal Home Loan Mortgage Corporation) and "Fannie Mae" (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate or longer-term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage-backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of those securities.

Some securities owned by the Fund are not backed by the full faith and credit of the U.S. Government and may be subject to default, delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. In particular, obligations of U.S. Government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities of U.S. Government agencies, instrumentalities and enterprises purchased by the Fund are rated "Aaa" by Moody's Investors Services or "AAA" by Standard and Poor's Corporation. Ratings agencies could change the ratings of these securities in the future.

Although the Fund acquires obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and enterprises, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. Government. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in Government Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Lehman Intermediate Government Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
----------------------------------------------------------------------
18%
                                         10.74
16%                         10.14
       6.97   7.29                 7.57
14%                                              2.56    1.55
                     0.58
12%

10%

 8%

 6%

 4%

 2%

0.00

-2%

-4%

       1997   1998   1999   2000   2001   2002   2003    2004

Highest quarterly results for time period shown: 5.28% (quarter ended
09/30/02).
Lowest quarterly results for time period shown: -2.29% (quarter ended
6/30/04).

Average Annual Total Returns (periods ended 12/31/04)
------------------------------------------------------
                                                Since Inception
                     One Year    Five Years     7/5/96
                     --------    ----------     ----------------

Return Before Taxes   1.55%       6.44%          6.07%

Return After Taxes
on Distributions      0.52%       4.62%          3.95%

Return After Taxes on
Distributions and Sale
of Fund Shares        1.00%       4.39%          3.85%

Lehman Inter Govt.
Bond Index (reflects
no deduction for
fees, expenses, or
taxes)                2.33%       6.57%          6.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Government Fund.

SHAREHOLDER FEES (fees paid directly from your investment)    Class I
                                                              -------

Maximum Sales Charge (Load) on Purchases                       none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions            none
   (as a percentage of redemption proceeds
   or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                               Class I
                                               -------
     Management Fee                             .38%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .39%
                                                ----
           Total Annual Operating Expenses      .77%(1)

(1) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .67%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares     $79     $246     $428     $954

Income Fund

Investment Goals
----------------

The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer-term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio in attempting to meet the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analysis. Although the Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. Government, and its agencies and instrumentalities, and (ii) debt securities rated at the time of purchase in one of the three highest ratings of Standard & Poor's Corporation (AAA, AA or A) or Moody's Investors Service, Inc. (Aaa, Aa or A), or if not rated, judged to be of comparable quality by Thornburg. Income Fund will not invest in any debt security rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's or of equivalent quality as determined by Thornburg. Debt securities the Fund may purchase include corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers' acceptances. Securities ratings are discussed on page ___. The Fund emphasizes investments in U.S. Government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases, when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer-term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government obligations or general economic decline could lower the value of these securities. Additionally, obligations of U.S. Government agencies and instrumentalities (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency or instrumentality in the absence of a legal requirement to do so.

Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability to sell foreign investments and reduced legal protections for investments.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in Income Fund by showing the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Lehman Intermediate Government/Corporate Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government and corporate debt obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
--------------------------------------------------------------
18%                                      9.04
                         9.81    8.49
16%

14%        6.72
     5.91
12%                                            4.69

10%                                                   2.78
                  0.69
 8%

 6%

 4%

 2%

0.00

-2%

-4%

     1997  1998   1999   2000    2001   2002   2003   2004

Highest quarterly results for time period shown: 4.47% (quarter ended
9/30/01).
Lowest quarterly results for time period shown: -2.42% (quarter ended
6/30/04).

Average Annual Total Returns
(periods ending 12/31/04)
----------------------------------------
                                                Since Inception
Class I Shares       One Year    Five Years     7/5/96
--------------       --------    ----------     ----------------

Return Before Taxes    2.78%       6.93%          6.49%

Return After Taxes
on Distributions       1.47%       4.90%          4.24%

Return After Taxes on
Distributions and Sale
of Fund Shares         1.80%       4.67%          4.14%

Lehman Inter. Govt./Corp.
Index (reflects no
Deduction for fees,
expenses, or taxes)    3.04%       7.21%          6.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Fund.

SHAREHOLDER FEES (fees paid directly from your investment)    Class I
                                                              -------

Maximum Sales Charge (Load) imposed on purchases               none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                           none
   (as a percentage of redemption proceeds
   or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                               Class I
                                               -------
     Management Fee                             .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .22%
                                                ----
           Total Annual Operating Expenses      .72%(1)

(1) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .67%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares     $74     $230     $401     $894

Value Fund

Investment Goals
----------------

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, non-fundamental goal of the Fund is to seek some current income.

Principal Investment Strategies
-------------------------------

Value Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the Fund's investment adviser, offer prospects for meeting the Fund's investment goals.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ration           - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent growth companies.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
---------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments can be reduced by unsuccessful investment strategies and risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower-rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in Value Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Standard & Poor's Composite Index of 500 Stocks, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
-----------------------------------------------------------
 70%
       38.09
 60%
                                     35.58
 50%         4.33

 40%                                       7.64

 30%                -7.75 -24.48

 20%

 10%

0.00

-10%

-20%

-30%

-40%

       1999   2000   2001   2002    2003    2004

Highest quarterly results for time period shown: 21.76% (quarter ended
12/31/99).
Lowest quarterly results for time period shown: -15.90% (quarter ended
9/30/02).

Average Annual Total Returns (periods ended 12/31/04)
-----------------------------------------------------
                                            Since Inception
                     One Year    Five Years      11/2/98
                     --------    ----------   ----------------

Return Before Taxes    7.64%      1.18%         7.61%

Return After Taxes
on Distributions       7.07%      0.74%         7.10%

Return After Taxes on
Distributions and Sale
of Fund Shares         4.95%      0.75%         6.33%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                 10.88%     -2.30%         3.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)    Class I
                                                              -------

Maximum Sales Charge (Load) on Purchases                       none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions            none
   (as a percentage of redemption proceeds
   or original purchase price, whichever is lower)

Redemption Fee (as a percentage of amount redeemed)           1.00%(1)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Class I
                                                -------
     Management Fee                             .80%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .19%
                                                ----
           Total Annual Operating Expenses      .99% (2)

(1)  Imposed only on redemptions or exchanges within 90 days of purchase.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed. 99%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year   3 Years   5 Years   10 Years
                       ------   -------   -------   --------
     Class I Shares     $101      $315     $547      $1,213

International Value Fund

Investment Goals
----------------

International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, non-fundamental goal of the Fund is to seek some current income.

Principal Investment Strategies
-------------------------------

The Fund invests primarily in foreign securities and under normal market conditions, invests at least 75% of its net assets in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or basic value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader of different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ration           - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes sell at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent growth companies.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
---------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments can be reduced by unsuccessful investment strategies, and is particularly subject to the risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares.
Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower-rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page ___.

* The Fund was known as "Thornburg Global Value Fund" prior to February 1,
  2002.

Past Performance of the Fund*
-----------------------------

The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Morgan Stanley Capital International Europe, Australia and Far East Index, a broad measure of market performance. International Value Fund commenced offering Class I shares on March 30, 2001. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
-----------------------------------------------------------

 70%

 60%
               40.65
 50%
                       18.35
 40%
       -9.99
 30%

 20%

 10%

0.00

-10%

-20%

-30%

-40%

       2002    2003    2004

Highest quarterly results for time period shown:  21.13% (quarter ended
06/30/03).
Lowest quarterly results for time period shown:  -16.71% (quarter ended
09/30/02).

Average Annual Total Return
------------------------------------------
(periods ended 12/31/04)
                                 Since Inception
                     One Year    3/30/01
                     --------    ----------------

Return Before Taxes   18.35%       10.13%

Return After Taxes
on Distributions      18.13%        9.99%

Return After Taxes on
Distributions and Sale
of Fund Shares        11.93%        8.68%

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                20.25%        6.68%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

* The Fund was known as "Thornburg Global Value Fund" prior to February 1,
  2002.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
-----------------------------------------------------------

                                   Class I
                                   -------
Maximum Sales Charges (Load)
on purchases (as a
percentage of offering price)      none

Maximum Deferred Sales Charge
(Load) (as a percentage of
redemption proceeds or original
purchase price, whichever is
lower)                             none

Redemption Fee (as a percentage
of amount redeemed)                1.00%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------

                                   Class I
                                   -------
Management Fee                      .85%

Distribution and Service
(12b-1) Fees                        .00%

Other Expenses                      .26%
                                    -----
Total Annual Fund Operating
Expenses                           1.11%(2)

(1) Imposed only on redemptions or exchanges within 90 days of purchase.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .99%. Reimbursement of expenses may
    be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year      3 Years      5 Years      10 Years
                       ------      -------      -------      --------
Class I Shares         $113         $353         $612         $1,352

Growth Fund

Investment Goals
----------------

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval.

Principal Investment Strategies
------------------------------

Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities. The Fund may invest in developing countries.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential               (earnings before interest,
..  potential size of business                  taxes, depreciation and
..  value based on earnings                     amortization)
   growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations (relative to the S&P SuperComposite 1500 Index).

.. Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the S&P SuperComposite 1500 Index) and tend to show steady revenue and earnings growth.

.. Emerging Growth companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the gross domestic product (GDP). These companies may not be profitable at the time of purchase.

In conjunction with individual company analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time.

Debt securities, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
---------------------------

It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends, industry and technological developments, and specific corporate developments. The value of the Fund's investments can be reduced sharply by unsuccessful investment strategies, poor stock selection, changes in industry leadership, poor economic growth, high interest rates, and market volatility which may lead to extended periods of lower valuations of future expected earnings. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced in developing countries. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower-rated securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows the annual total return for Class I shares in the one full calendar year Class I shares have been available. The average annual total return figures compare Class I share performance to the National Association of Securities Dealers Automated Quotation System (NASDAQ), a broad measure of market performance. Growth Fund commenced operations on December 27, 2000 and commenced offering Class I shares on November 1, 2003. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus Class I Shares
------------------------------------------------------------------------

 70%

 60%

 50%
       16.10
 40%

 30%

 20%

 10%

0.00

-10%

-20%

-30%

-40%

       2004

Highest quarterly results for time period shown:  16.10% (quarter ended
12/31/04)
Lowest quarterly results for time period shown:  -1.72% (quarter ended
6/30/04).

Average Annual Total Returns
---------------------------------------------------------
(periods ended 12/31/04)

Class I Shares                   Since Inception
--------------       One Year    11/01/03
                     --------    ----------------

Return Before Taxes    16.10%     16.74%

Return After Taxes
on Distributions       16.10%     14.30%

Return After Taxes on
Distributions and Sale
of Fund Shares         10.47%     12.17%

NASDAQ
(reflects no deduction
for fees, expenses, or
taxes)                  9.15%     11.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
----------------
     Class I
     -------
     Maximum Sales Charge (Load) on Purchases          None
     (as a percentage of offering price)

     Maximum Deferred Sales Charge (Load) on
       Redemptions                                     None
      (as a percentage of redemption proceeds or original purchase price, whichever is lower)

    Redemption Fee (as a percentage of amount redeemed)1.00%(1)

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

     Class I
     -------
     Management Fee                             .88%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .43%
                                               -----
           Total Annual Operating Expenses     1.31% (2)

(1) Imposed only on redemptions or exchanges within 90 days of purchase.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class I expenses do not exceed .99%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years    5 Years    10 Years
                       ------    -------    -------    --------
     Class I Shares    $133      $415       $718       $1,579

Income Builder Fund
-----------------------------
Investment Goals
----------------

The Fund's primary investment objective is to provide a level of current income which exceeds the average yield on U.S. Stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund's secondary investment objective is long-term capital appreciation. There is no assurance that the Fund will achieve these objectives.

Principal Investment Strategies
--------------------------------
The Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds as described below. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations and government obligations. The Fund may purchase debt securities of any maturity and of any quality. The Fund also may invest in debt securities which have a combination of equity and debt characteristics, such as convertible bonds and preferred stocks, and real estate investment trusts.

The Fund may invest in any equity security which the investment adviser believes may assist the Fund in pursuing its objectives, including smaller companies with market capitalization of less than $500 million. The Fund expects that equity investments in the Fund's portfolio normally will be weighted in favor of companies which pay dividends.

The Fund emphasizes investments in domestic securities, but may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund's investments are determined by individual company and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to this scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to response to market conditions.

Principal Investment Risks
--------------------------
It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in interest rates, changes in market conditions, political and economic news, dividends, industry and technological developments, and developments affecting specific corporations and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of fixed income securities and stocks, changes in industry leadership, poor economic growth, and market volatility. Declines in corporate dividends due to reductions in earnings and other factors may cause a reduction in the value of the Fund's shares. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares.

When interest rates increase, the value of the Fund's fixed income securities declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer-term fixed income obligations owned by the Fund. Decreases in market interest rates may result in prepayments of fixed income obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Fixed income investments owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities are more vulnerable to default, downgrades, and market volatility.

Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investment, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page ___.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund's investment results vary. The bar chart shows the annual total return for Class I shares in the one full calendar year Class I shares have been available. The average annual total return figures compare Class I share performance to a Blended Benchmark,* comprised of 25% Lehman Brothers Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Equity Index, which represents a broad measure of both domestic and foreign equity market performance. The Fund commenced operations on December 24, 2002, and commenced offering Class I shares on November 1, 2003. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following is presented as a bar graph in the Prospectus
Class I Shares
------------------------------------------------------------
70%

60%

50%

40%

30%

20%

10%

0.00

-10%

-20%

-30%

-40%
      17.57

      2004

Highest quarterly results for time period shown:  11.21% (quarter ended
12/31/04)
Lowest quarterly results for time period shown:  -0.15% (quarter ended
6/30/04).

Annual Total Returns
(periods ended 12/31/04)
-----------------------------------------------------------------

Class I Shares                         Since Inception
--------------          One Year       11/01/03
                        --------       ----------------

Return Before Taxes      17.57%         24.77%

Return After Taxes       15.98%         19.25%
on Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares           11.36%         16.81%

S&P 500 Index (reflects no
deduction for fees,
expenses or taxes)       12.12%         16.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Builder Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------

   Class I
   -------
   Maximum Sales Charge (Load) on Purchases              None
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price, whichever
   is lower)                                             None

   Redemption Fee (as a percentage of amount redeemed)   1.00%(1)

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

   Class I
   -------
   Management Fee                                   .88%
   Distribution and Service (12b-1) Fees            .00%
   Other Expenses                                   .33%
                                                   ------
             Total Annual Operating Expenses       1.21%(2)

(1)  Imposed only on redemptions or exchanges within 90 days of purchase.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class I expenses do not exceed .99%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 4% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year     3 Years    5 Years    10 Years
                         ------     -------    -------    --------
Class I Shares:           $123       $384      $665       $1,466

*The blended benchmark is comprised of 25% Lehman Brothers Aggregate Bond Index and 75% MSCI World Equity Index. The Lehman Brothers Aggregate Bond Index is composed of approximately 6,000 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years. The index is weighted by the market value of the bond included in the index. This index represents asset types which are subject to risk, including loss of principal. The Morgan Stanley Capital International World Equity Index is a total return index, reported in U.S. dollars, based on share prices and reinvested gross dividends of approximately 1600 companies from 22 countries:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the Untied Kingdom, and the United States.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

Information about each Fund's principal investment strategies and risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investments described in the beginning of this Prospectus, and the risks associated with those investments.
Principal Investment Strategies
-------------------------------

A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets.
It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the securities it is permitted to purchase, and a Fund may not invest at times in each of the securities it is permitted to purchase as a principal strategy.

Debt Securities
---------------

Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The yields on debt securities are dependent on a variety of factors, including the general money market, the size of a particular debt offering, the maturity of the debt security, and the rating of the issuer. The market value of debt securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. Some debt securities permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund holding the security, or both if interest rates have declined below the level prevailing when the debt security was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by the Fund may result in a lower yield to the Fund. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Prices of longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities (sometimes called "junk bonds" or "high yield securities") are rated below investment grade by the primary rating agencies, and are often considered to be speculative.

Municipal Obligations
---------------------

Municipal debt securities, which are often called "municipal obligations," are debt securities which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations may be "general obligation bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes.

Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Some municipal obligations are "municipal leases," which are municipal debt securities used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease. Some municipal leases may be illiquid under certain circumstances, and Thornburg will evaluate the liquidity of each municipal lease upon its acquisition by a Fund and periodically while it is held.

U.S. Government Securities
--------------------------

U.S. Government securities include U.S. Treasury obligations such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government. U.S. Government securities also include "agency obligations." Some agency obligations are backed by the full faith and credit of the U.S. Government, but other agency obligations have limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with limited credit support or no legally required support from the U.S Government could default on their obligations or suffer reductions in their credit ratings.

Mortgage and Asset-Backed Securities
------------------------------------

Mortgage-backed securities are securities representing interests in pools of mortgage loans. The securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Some mortgage-backed securities are not backed by the full faith and credit of the U.S. Government. Other asset-backed securities represent interests in pools of certain consumer loans, such as automobile loans and credit card receivables. Variations in interest rates and other factors may result in prepayments of the loans underlying these securities, reducing the potential for capital appreciation and requiring reinvestment of the prepayment proceeds by the Fund at lower interest rates. Additionally, in periods of rising interest rates these securities may suffer capital depreciation because of decreased prepayments.

Participations and CMOS
-----------------------

Participations are undivided interests in pools of securities which are assembled by certain banks or other responsible persons, such as securities broker/dealers and investment banking houses, where the underlying credit support passes through or is otherwise available to the participants or the trustee for all participants. Similarly, collateralized mortgage obligations (CMOs) are obligations issued by a trust or other entity organized to hold a pool of U.S. Government insured mortgage-backed securities (such as GNMA certificates) or mortgage loans. A Fund will acquire a CMO when Thornburg believes that the CMO is more attractive than the underlying securities in pursuing the Fund's investment objectives.

Securities Ratings and Credit Quality
-------------------------------------

Securities which are rated within the four highest grades (Baa or BBB or better) by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P") are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. "High-yield" debt securities (sometimes called "junk bonds") involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Common Stocks and Equity Securities
-----------------------------------

Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depository Receipts (ADRs), partnership interests and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Foreign Securities
------------------

Foreign securities and foreign currencies may involve additional risks. Securities of foreign issuers, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Foreign securities also are subject to greater political risk, including nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for the Fund's investments could be subject to unfavorable judicial or administrative changes. Further, governmental issuers may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors.

These risks may be more pronounced in developing countries. Investments in developing countries may be particularly subject to fluctuations in value, political instability, restrictions on foreign ownership or repatriation of earnings, delays in purchase or sale, high inflation rates, changes in exchange rates and controls, higher costs for converting foreign currencies, higher national debt levels, and abrupt changes in monetary and fiscal policies

Temporary Investments
---------------------

Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity.
Funds also may hold assets in these securities for temporary defensive purposes. Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and in the case of any of the Municipal Funds, could result in current income subject to federal and state income taxes.

POTENTIAL ADVANTAGES OF INVESTING IN A FUND

Investing through a mutual fund permits smaller investors to diversify an investment among a larger number of securities. In addition, a mutual fund may give investors access to certain securities which investors would not otherwise have. For example, a smaller investor may participate in GNMA certificates through Government Fund when that Fund holds those securities. Such an investor might find it difficult to own GNMA certificates directly, however, because of the relatively high minimum purchase amounts for such securities.

Investment in a mutual fund also relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of securities, otherwise consistent with that fund's investment objectives and management policies. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities;
(iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and (vi) portfolio recordkeeping.

Counsel to the Funds has advised that in their view shares of the Government Fund are a legal investment for, among other investors, commercial banks and credit unions chartered under the laws of the United States. This advice is based upon a review of this Prospectus and the Fund's Statement of Additional Information, and upon counsel's receipt of undertakings by Thornburg and Government Fund respecting investment policies. In addition, Government Fund believes that Government Fund is currently a legal investment for savings and loan associations and commercial banks chartered under the laws of certain states.

OPENING YOUR ACCOUNT

Complete and sign an account application and give it, along with your check, to the Fund in which you are investing or to your financial intermediary. You may also open your account by wire or mail. If there is no application accompanying this prospectus, please call 1-800-847-0200. If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

If you open or add to your account yourself rather than through your financial advisor please note the following:

     * All of your purchases must be made in U. S. dollars.
     * Checks must be drawn on U. S. banks; the Funds do not accept cash.
     * If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its Transfer Agent have incurred.

When you buy shares of a Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

BUYING FUND SHARES

The Institutional Class shares of the Funds are sold on a continuous basis with no initial sales charge or contingent deferred sales charge at the net asset value (NAV) per share next determined after a purchase order is received by the Funds' transfer agent. Shares of Value Fund, International Value Fund, Growth Fund and Income Builder Fund redeemed or exchanged within 90 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. The NAV of each Fund is computed at least once each day the Funds conduct business, by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of shares outstanding. NAV is normally calculated at four o'clock p. m. Eastern Time on each day the New York Stock Exchange is open.

Institutional Class shares of each Fund are subject to a Rule 12b-1 Service Plan, which permits each Fund to reimburse the investment adviser (Thornburg) for costs to obtain various shareholder services from persons who sell shares. The maximum annual reimbursement under the plan is 1/4 of 1% of the class's net assets, but Thornburg has never sought a reimbursement of any expenses under the plan for Class I shares. Thornburg has advised that it has no current intention to do so. Because this fee is paid out of the class's assets, payment of the fee on an ongoing basis would increase the cost of your investment and might cost more than paying other types of sales charges.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Investor Services" and "Transaction Details," below.

For individual investors and qualified institutions purchasing shares for their own account, the minimum amount to open an account is $2,500,000. The minimum amount to add to an account is $5,000. Qualified institutions include corporations, banks, insurance companies, trusts, endowments and foundations.

For investment dealers, financial advisors or other investment professionals, including bank trust departments and companies with trust powers, purchasing for accounts of others within a clearly defined "wrap" asset allocation or other clearly defined fee based advisory program, the minimum amount to purchase shares is the program minimum. If no minimum is defined by the program, the minimum will be $2,500. The minimum for subsequent purchases will be $100. Minimums may be modified under certain circumstances.

For qualified employee benefit or retirement plans other than an individual retirement account ("IRA") or SEP-IRA, there is no minimum to open an account. There is also no minimum for subsequent purchases. Minimums may be modified under certain circumstances.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

You also may add to an account through the Automatic Investment Program. See "Investor Services," below, or telephone us at 1-800-847-0200 for details.

Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than the stated minimum. No redemption fee will be charged on such a mandatory redemption. The Fund will notify the shareholder before performing such a redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

Employees, officers, trustees, directors of any Thornburg Fund or Thornburg company, and their families or trusts established for the benefit of any of the foregoing, may also purchase Institutional Class shares.


COMPENSATION TO FINANCIAL ADVISORS AND OTHERS

Securities dealers, brokers, independent financial advisors and others who sell or make available Fund shares to investors ("financial advisors"), and financial intermediaries such as securities dealers, retirement plans, and trust companies who hold shares for investors ("intermediaries") may impose charges or fees in connection with selling or holding Fund shares. These amounts differ depending upon the identity of the financial advisor or intermediary, and how the investor holds Fund shares.

Amounts which could be paid by each Fund in connection with Fund share distribution under Rule 12b-1 plans are described above under the caption "Buying Fund Shares" No such amounts are currently paid by any Fund with respect to Institutional Class shares.

The Funds' investment adviser (Thornburg) and the Funds' distributor (TSC) may pay amounts from their own resources to financial advisors in connection with the financial advisors' marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," marketing or advertising support, or payments to assist in transaction processing and administrative support. Thornburg or TSC also may provide non cash compensation to financial advisor firms including travel and lodging in connection with seminars or other educational programs.

Thornburg may pay amounts from its own resources to intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information. These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. The Funds also may pay amounts for these services, to the extent that the services provided by these intermediaries replace services which would otherwise be provided by the Funds' transfer agent or other persons hired directly by the Funds.

In addition, some financial advisors and intermediaries may charge their account holders transaction fees, account or "wrap" fees and other amounts, which the investor can learn about by asking the financial advisor or intermediary.


SELLING FUND SHARES

Shareholders of record (the person or entity in whose name the shares are registered) can withdraw money from their Fund at any time by redeeming some or all of the shares in the account, either by selling them back to the Fund or by selling the shares through their financial advisor. The shares will be purchased by the Fund at the next share price (NAV) calculated after the redemption order is received in proper form. Shares of Value Fund, International Value Fund, Growth Fund and Income Builder Fund redeemed or exchanged within 90 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. Share price is normally calculated at 4 p.m. Eastern time. Please note the following:

   * Consult your financial advisor for procedures governing redemption through the advisor's firm.

   * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call (see Telephone Redemption, page __).

   * Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

   * Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

   * No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

To sell shares in an account, you may use any of the methods described below.

Written Instructions.
---------------------
Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements.
-----------------------
     Individual, Joint Tenants, Tenants in Common, Sole Proprietor General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

     Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not in the account registration, provide a copy of trust document certified within the last 60 days.

     Corporation, Association. Instructions must be signed by person authorized to sign on account. A signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption.
---------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem by telephoning your Fund Support Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you in a check. If you did not complete the telephone redemption section of your account application you may add this feature to your account. The minimum wire redemption is $1,000, and the minimum check redemption is $50.00. See "Investor Services," below for more details, or telephone 1-800-847-0200.

Redeem Through Financial Advisor. Consult with your financial advisor.
---------------------------------
Your financial adviser may charge a fee.

Internet Redemption.
--------------------
You may redeem shares held through certain accounts by contacting
Thornburg at its Website, www.thornburg.com, and following the instructions. Not all accounts may be available for this option.

Systematic Withdrawal Plan.
---------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. Minimum account size for this feature is $10,000, and the minimum payment is $50. Please telephone your Fund Support Representative at 1-800-847-0200.

Certain requests must include a Signature Guarantee.
---------------------------------------------------
It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

   *  You wish to redeem more than $25,000 worth of shares,

   *  Your account registration has changed within the last 30 days,

   * The check is being mailed to a different address than the one on your account (record address),

   * The check is being made payable to someone other than the account owner,

   * The redemption proceeds are being transferred to a Thornburg account with a different registration, or

   * The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You must obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). The STAMP2000 Medallion imprint is the only signature guarantee that will be accepted. A notary public cannot provide a signature guarantee.

INVESTOR SERVICES

Fund Information.
----------------
Thornburg's telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

   . Account statements after every transaction affecting your account. . Monthly account statements (except Value Fund, International Value
      Fund, Growth Fund and Income Builder Fund, which send quarterly account statements).
   .  Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan.
-------------------------
One easy way to pursue your financial goals is to invest money regularly. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-847-0200 and speak to a Mutual Fund Support Representative for more information.

Exchanging Shares.
-----------------
As a shareholder, you have the privilege of exchanging Class I shares of a Fund for Class I shares of other Thornburg Funds offering that class of shares. However, you should note the following:

   . The Fund you are exchanging into must be registered for sale in your state.
   . You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
   .  Before exchanging into a Fund, read its prospectus.
   .  Exchanges may have tax consequences for you.
   . Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group, if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this.
   . Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder's right to redeem shares of any Fund.
   . Exchanges out of Value Fund, International Value Fund, Growth Fund and Income Builder Fund within 90 days of purchase will be subject to a redemption fee of 1% of the value of the shares exchanged. See "Transaction Details-Excessive Trading," below

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Support Representative. If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to the address shown in the application.

The Funds, TSC, Thornburg and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Systematic Withdrawal Plan
--------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. Consult your financial advisor or call a Fund Support
Representative at 800-847-0200 for information.

Street Name Accounts
--------------------
Some broker dealers and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street-name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual funds shares.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services. Equity securities such as common stocks are valued primarily on the basis of market quotations. Foreign securities purchased by Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available assets are valued by a method that the Trustees of those Funds believe accurately reflects fair value. Because Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund each may own securities listed primarily on foreign exchanges which trade on days the Funds do not price their shares, the net asset value of those Funds' shares may change on days when shareholders cannot purchase or redeem Fund shares.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 28% of your taxable distributions and redemptions.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares", above, and "Excessive Trading," below.

When you buy shares of the Funds or sell them through your financial advisor you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.

Financial advisors, securities dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg Securities Corporation or Thornburg Investment Management, Inc. The Funds, Thornburg Securities Corporation and Thornburg Investment Management, Inc. are not responsible for errors or omissions of any financial advisor, securities dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Excessive Trading
-----------------

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund's investments and may hurt Fund performance and longer-term shareholders. What constitutes excessive trading for a specific Fund will vary from other Funds, depending upon the objectives of the Fund, the nature of the Fund's portfolio securities at the time, and market factors. When excessive trading occurs, a Fund's longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders' shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund's performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund's transaction costs.

The Funds reserve the right to refuse purchase orders or exchanges into a Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). In particular, purchase orders or exchanges may be restricted or refused if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. See "Exchanging Shares" above.

Persons attempting excessive trading may use various means to avoid detection. Moreover, the Funds receive purchase, exchange and redemption orders through financial advisors, securities dealers, retirement plans, financial intermediaries and other persons who may hold Fund shares for investors through omnibus accounts or other arrangements where the Funds cannot identify the individual investors. Accordingly, the Funds may not be able to detect all persons pursuing excessive trading practices.


  Applicable to shares of Value Fund, International Value Fund, Growth Fund and Income Builder Fund, a redemption fee of 1.00% is charged on redemptions and exchanges of shares within 90 days of purchase. The fee is calculated on the value of the shares on the date of the redemption or exchange. The fee is not imposed on shares purchased with reinvestments of dividends and capital gains distributions. Shares not subject to a redemption fee will be redeemed first. This fee was instituted to offset brokerage commissions and other expenses which may be incurred by a Fund to meet redemption requests caused by excessive trading. The Trustees have authorized Thornburg to waive redemption fees in specified situations where transactions are not likely to result in a Fund incurring the costs the fee is intended to recover.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each of the fixed income Funds declares its net investment income daily and distributes it monthly. Value Fund and International Value Fund typically declare and pay any net investment income quarterly, and Growth Fund is expected to follow this practice. Income Builder Fund typically declares investment income dividends daily and pays these dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions, if any, normally will be declared and payable in December.

Distribution Options. Each Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, which you can change at any time.

Dividends

1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other available Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains

1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of any other available Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest or earnings are accrued or paid on amounts represented by uncashed distribution checks.

Turnover and Capital Gains. The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A mutual fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes - In General. Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals, should consult their own tax advisers concerning federal, state and local tax consequences respecting investments in the Funds.

Federal Tax Treatment of Distributions - Municipal Funds. The Municipal Funds intend to satisfy conditions that will enable them to designate distributions from the interest income generated by investments in municipal obligations, which are exempt from federal income tax when received by a Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by the Municipal Funds of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U. S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by a Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes").

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Municipal Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.

Federal Tax Treatment of Distributions - Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund. Distributions to shareholders representing net investment income, net short-term capital gains, and net gains from certain foreign currency transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares, unless the distributions are "qualified dividend income" eligible for the reduced rate of tax on long term capital gains. The portion of distributions which is qualified dividend income because attributable to certain corporation dividends, will be taxed to noncorporate shareholders as net capital gain. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Federal Tax Treatment of Sales or Redemptions of Shares - All Funds. Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale.

State Taxes. With respect to distributions of interest income and capital gains from the Funds, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Funds are advised to consult their own tax advisers in that regard. The Municipal Funds will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions by Limited Term California Fund to individuals attributable to interest on municipal obligations originating in California are not subject to personal income taxes imposed by the State of California. Capital gain distributions are taxable by most states which impose an income tax, and gains on the sale of Fund shares may be subject to state capital gains taxes. Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUNDS

Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Investment Income Builder Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 12 authorized Funds, nine of which are described in this Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

INVESTMENT ADVISER

The Funds are managed by Thornburg Investment Management, Inc. (Thornburg). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class of shares under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year of each of the Funds (period July 1, 2004 to September 30, 2004 for Limited Term National Fund and Limited Term California Fund), the investment advisory and administrative services fee rates for each of the Funds were:

                                       Advisory         Administrative
                                       Fee Rate         Services Rate
                                       --------         --------------
                                 Year (or period) Ended September 30, 2004
                                        ------------------------
     Limited Term National Fund          .40%               .05%
     Limited Term California Fund        .50%               .05%
     Intermediate National Fund          .50%               .05%
     Limited Term Government Fund        .375%              .05%
     Limited Term Income Fund            .50%               .05%
     Value Fund                          .80%               .05%
     International Value Fund            .85%               .05%
     Growth Fund                        .875%               .05%
     Income Builder Fund                .875%               .05%


The advisory fee rate for each Fund decreases as assets increase, as described in the Statement of Additional Information.

Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or reimbursement of expenses for a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of Institutional Class shares, except as described above under "Buying Fund Shares".

FUND MANAGERS:

George T. Strickland, a Managing Director of Thornburg, is the portfolio manager for the MUNICIPAL FUNDS. Mr. Strickland has been one of the persons primarily responsible for management of the Municipal Funds since 1998, and has performed municipal bond credit analyses and management since joining Thornburg in 1991. Mr. Strickland is assisted by other employees of Thornburg in managing the Municipal Funds.

Steven J. Bohlin, a Managing Director of Thornburg, is the portfolio manager of GOVERNMENT FUND and INCOME FUND. He has held this responsibility for Government Fund since 1988 and for Income Fund since its inception in 1992. Mr. Bohlin is assisted by other employees of Thornburg in managing the Income Funds.

Alexander Motola, CFA, a Managing Director of Thornburg, is the portfolio manager of GROWTH FUND. He has held that responsibility since January 2001. Before joining Thornburg in 2001, Mr. Motola performed security analysis and equity portfolio management for eight years in various capacities (including portfolio manager (1998-2001), associate portfolio manager (1997-1998), equity trader (1995-1997) and equity specialist (1995-1997)) at other investment firms, most recently at Insight Capital Research & Management, Inc. Mr. Motola is assisted by other employees of Thornburg.

William V. Fries, CFA, a Managing Director of Thornburg, is the portfolio manager of VALUE FUND and INTERNATIONAL VALUE FUND. He has held this responsibility for Value Fund since its inception in 1995 and for International Value Fund since its inception in 1998. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company. Mr. Fries is assisted by other employees of Thornburg.

INCOME BUILDER FUND'S investments are managed by a team of investment professionals employed by Thornburg.

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.

TRUSTEES
---------

     The Funds are managed by Thornburg Management, Inc. (Thornburg) under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom (Mr. Thornburg and Mr. McMahon) are considered "interested" persons of the Trust under the Investment Company Act of 1940, and six of whom are not interested persons. Biographical data about each of the Trustees appears below.

Garrett Thornburg, 59, Chairman of Trustees since 1987

     Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust, and is chairman of the board of directors of Thornburg Mortgage, Inc. a real estate investment trust listed on the New York Stock Exchange. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, Thornburg Investment Trust in 1987, and Thornburg Mortgage, Inc. in 1993. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm's public finance department. He also was chief financial officer of New York State's Urban Development Corporation, and served as financial adviser the State of New Mexico's Board of Finance. Mr. Thornburg is a director of National Dance Institute - New Mexico, Inc. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, 49, Trustee since 2001, member of Governance and Nominating Committee

     Brian McMahon is the president of Thornburg Investment Trust and president and chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing the Trust's 12 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon is a trustee of the Santa Fe Preparatory School, Santa Fe, New Mexico. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

David A. Ater, 59, Trustee since 1994, member of Audit Committee and Governance and Nominating Committee

     David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater also is a director and member of the audit committee of Thornburg Mortgage, Inc., a real estate investment trust. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater serves with numerous charitable and community organizations, including
     Santa Fe Economic Development, the United Way, The Santa Fe Opera and St. John's College. He received his BA from Stanford University.

David D. Chase, 63, Trustee since 2001, member of Audit Committee

     David Chase is the chairman, president and chief executive officer of the general partner of Vestor Partners, LP, a private equity fund in Santa Fe, New Mexico, and supervises investments in numerous portfolio companies. Mr. Chase was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Chase was a professor at Northern Arizona University from 1966 to 1978, teaching corporate finance, securities and banking courses. He serves various community and charitable organizations, including National Dance Institute-New Mexico, Inc., the School of American Research, and the BF Foundation. Mr. Chase received his BA in Economics and History from Principia College, an MBA in Finance from the Amos Tuck School at Dartmouth College, and a PhD in Finance from Arizona State University.

Eliot R. Cutler, 58, Trustee since 2004, member of Governance and
Nominating Committee

     Eliot Cutler heads the energy, land use and environment practice group at the law firm of Akin Gump Strauss Hauer & Feld, LLP. An environmental and land use lawyer for more than 25 years, he has participated in the planning, permitting, funding and construction of facilities for public and private sector clients. Mr. Cutler is a director of Thornburg Mortgage, Inc., a real estate investment trust and was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Cutler was associate director of the Office of Management and Budget under President Jimmy Carter. Mr. Cutler also served as legislative assistant to Senator Edmund S. Muskie and then as counsel to the Senate Subcommittee on the Environment. He helped draft the Clean Air Act, the Water Pollution Act, and the Environmental Policy Act. Mr. Cutler serves on the board of directors of the Edmund S. Muskie Foundation and as chairman of the board of visitors of the Edmund S. Muskie School of Public Service at the University of Southern Maine. Mr. Cutler received his BA cum laude from Harvard College and his JD from Georgetown University.

Susan H. Dubin, 56, Trustee since 2004, member of Audit Committee

     Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the Buckaroo Ball in Santa Fe, New Mexico, the Santa Fe Opera, the Battery Dance Company in New York City, and the National Dance Institute-New Mexico, Inc. She received her BA from Briarcliff College.


Owen D. Van Essen, 51, Trustee since 2004, member of Governance and Nominating Committee

     Owen Van Essen is the president of Dirks, Van Essen & Associates, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation, and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

James W. Weyhrauch, 45, Trustee since 1996, member of Audit Committee

     James Weyhrauch is the vice chairman and chief executive officer of Nambe Mills, Inc., a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Business Administration from Southern Methodist University.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Limited Term National Fund and Limited Term California Fund were, until June 21, 2004, series of another investment company, when they were reorganized as Funds of the Trust. Information for Limited Term National Fund and Limited Term California Fund includes a three month period from July 1, 2004 to September 30, 2004, because the fiscal year of these Funds was changed from a year ending on June 30 to a year ending September 30, commencing July 1, 2004. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Growth Fund and Income Builder Fund commenced offering Class I shares on November 1, 2003. Because these Funds only have financial information available for Class I shares for the period commencing November 1, 2003, information for Class A shares is also displayed. Class A information relates to a class of shares which is not offered in this Prospectus but which represents for each of these Funds an investment in the same portfolio of securities. Total returns and other information would differ only to the extent that Class A shares are subject to sales charges and higher annual expenses. Information for all periods through September 30, 2004 for each Fund, appears in the Annual Report for each of those Funds, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Reports of PricewaterhouseCoopers LLP, together with each Fund's financial statements, are included in each Fund's Annual Report, which are available upon request. Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund."



FINANCIAL HIGHLIGHTS
Thornburg Limited Term Municipal Fund
-----------------------------------------------------------------
                                         Three Months Ended                  Year Ended June 30,
                                            September 30,      ------------------------------------------------
                                                 2004          2004         2003       2002       2001       2000
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period            $13.68        $14.01        $13.65     $13.44     $13.06     $13.26
                                                ------        ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.11          0.44          0.49       0.57       0.63       0.63
   Net realized and unrealized
     gain (loss) on investments                   0.15         (0.33)         0.36       0.21       0.38      (0.20)
                                                ------         ------        ------     ------     ------     ------
Total from investment operations                  0.26          0.11          0.85       0.78       1.01       0.43

Less dividends from:
   Net investment income                         (0.11)        (0.44)        (0.49)     (0.57)     (0.63)     (0.63)
                                                ------         ------        ------     ------     ------     ------
Change in net asset value                         0.15         (0.33)         0.36       0.21       0.38      (0.20)

Net asset value, end of period                  $13.83        $13.68        $14.01     $13.65     $13.44     $13.06
                                                ======        ======        ======     ======     ======     ======
Total return (a)                                  1.87          0.80%         6.36%      5.91%      7.91%      3.37%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.02% (b)     3.18%         3.54%      4.18%      4.75%      4.84%
   Expenses, after expense reductions             0.55% (b)     0.57%         0.58%      0.60%      0.60%      0.60%
   Expenses, after expense reductions
     and net of custody credits                   0.55% (b)     0.57%         0.58%      0.60%        -          -
   Expenses, before expense reductions            0.55% (b)     0.57%         0.58%      0.62%      0.65%      0.62%

Portfolio turnover rate                           4.57%        21.37%        15.81%     19.59%     25.37%     33.65%
Net assets at end of period (000)             $238,589      $222,760      $197,367   $123,652    $86,160    $76,470

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS
Thornburg California Limited Term Municipal Fund
----------------------------------------------------------------
                                              Period Ended                    Year Ended June 30,
                                              September 30,    ------------------------------------------------
                                                 2004            2004         2003       2002       2001     2000
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period            $12.89        $13.22        $12.97     $12.79     $12.60     $12.75
                                                ------        ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.09          0.39          0.42       0.51       0.59       0.58
   Net realized and unrealized
     gain (loss) on investments                   0.14         (0.33)         0.25       0.18       0.19      (0.15)
                                                ------         ------        ------     ------     ------     ------
Total from investment operations                  0.23          0.06          0.67       0.69       0.78       0.43
Less dividends from:
   Net investment income                         (0.09)        (0.39)        (0.42)     (0.51)     (0.59)     (0.58)
                                                ------         ------        ------     ------     ------     ------
Change in net asset value                         0.14         (0.33)         0.25       0.18       0.19      (0.15)

Net asset value, end of period                  $13.03        $12.89        $13.22     $12.97     $12.79     $12.60
                                                ======        ======        ======     ======     ======     ======
Total return  (a)                                 1.81%         0.46%         5.27%      5.48%      6.28%      3.50%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          2.85% (b)     2.99%         3.20%      3.92%      4.60%      4.60%
   Expenses, after expense reductions             0.67% (b)     0.67%         0.65%      0.66%      0.65%      0.65%
   Expenses, after expense reductions
     and net of custody credits                   0.67% (b)     0.67%         0.65%      0.65%        -          -
   Expenses, before expense reductions            0.77% (b)     0.78%         0.75%      0.84%      0.98%      0.79%

Portfolio turnover rate                           4.18%        23.80%        26.03%     25.16%     15.45%     21.34%
                                                ======        ======        ======     ======     ======      =====
Net assets at end of period (000)              $25,728       $22,929       $20,592    $10,133     $5,520     $5,793

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS
Thornburg Intermediate Municipal Fund
-------------------------------------
                                                                               Year Ended September 30,
                                                               -----------------------------------------
                                                   2004        2003       2002       2001       2000
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $13.54        $13.65     $13.26     $12.76     $12.98
                                                 ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.56          0.57       0.61       0.65       0.65
   Net realized and unrealized
     gain (loss) on investments                  (0.08)        (0.11)      0.39       0.50      (0.22)
                                                 ------        ------     ------     ------     ------
Total from investment operations                  0.48          0.46       1.00       1.15       0.43
Less dividends from:
   Net investment income                         (0.56)        (0.57)     (0.61)     (0.65)     (0.65)
                                                 ------        ------     ------     ------     ------
Change in net asset value                        (0.08)        (0.11)      0.39       0.50      (0.22)

Net asset value, end of year                    $13.46        $13.54     $13.65     $13.26     $12.76
                                                ======        ======     ======     ======     ======
Total return                                      3.61%         3.49%      7.75%      9.23%      3.45%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          4.12%         4.23%      4.57%      4.99%      5.10%
   Expenses, after expense reductions             0.67%         0.62%      0.58%      0.55%      0.68%
   Expenses, after expense reductions
     and net of custody credits                   0.67%         0.62%      0.58%        -          -
   Expenses, before expense reductions            0.75%         0.80%      0.79%      0.79%      0.80%

Portfolio turnover rate                          11.81%        15.13%     16.36%     18.24%     21.97%

Net assets at end of year (000)                $33,079       $19,333    $18,330    $17,258    $17,563


FINANCIAL HIGHLIGHTS
Thornburg Limited Term U.S. Government Fund
-------------------------------------------
                                                                               Year Ended September 30,
                                                               -----------------------------------------
                                                  2004         2003       2002       2001       2000
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $13.22        $13.27     $12.77     $12.03     $12.05
                                                ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.39          0.51       0.62       0.72       0.72
   Net realized and unrealized
     gain (loss) on investments                  (0.21)        (0.05)      0.50       0.74      (0.02)
                                                ------         ------     ------     ------     ------
Total from investment operations                  0.18          0.46       1.12       1.46       0.70
Less dividends from:
   Net investment income                         (0.39)        (0.51)     (0.62)     (0.72)     (0.72)
                                                ------         ------     ------     ------     ------
Change in net asset value                        (0.21)        (0.05)      0.50       0.74      (0.02)

Net asset value, end of year                    $13.01        $13.22     $13.27     $12.77     $12.03
                                                ======        ======     ======     ======     ======
Total return                                      1.37%         3.51%      9.11%     12.45%      6.07%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          2.95%         3.77%      4.86%      5.79%      6.06%
   Expenses, after expense reductions             0.67%         0.64%      0.61%      0.61%      0.60%
   Expenses, after expense reductions
     and net of custody credits                   0.67%         0.62%      0.60%        -          -
   Expenses, before expense reductions            0.77%         0.82%      1.04%      1.21%      1.08%

Portfolio turnover rate                          12.39%        35.06%      4.34%     15.23%     19.66%

Net assets at end of year (000)                $12,905       $13,085     $6,960     $3,992     $3,819



FINANCIAL HIGHLIGHTS
Thornburg Limited Term Income Fund
----------------------------------
                                                                               Year Ended September 30,
                                                               -----------------------------------------
                                                   2004        2003       2002       2001       2000
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $12.99        $12.79     $12.55     $11.90     $11.93
                                                ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.47          0.55       0.65       0.77       0.77
   Net realized and unrealized
     gain (loss) on investments                  (0.19)         0.20       0.24       0.65      (0.03)
                                                ------        ------     ------     ------     ------
Total from investment operations                  0.28          0.75       0.89       1.42       0.74
Less dividends from:
   Net investment income                         (0.47)        (0.55)     (0.65)     (0.77)     (0.77)
                                                -------        ------     ------     ------     ------
Change in net asset value                        (0.19)         0.20       0.24       0.65      (0.03)

Net asset value, end of year                    $12.80        $12.99     $12.79     $12.55     $11.90
                                                ======        ======     ======     ======     ======
Total return                                      2.29%         5.89%      7.38%     12.29%      6.46%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          3.64%         4.23%      5.19%      6.24%      6.54%
   Expenses, after expense reductions             0.67%         0.69%      0.69%      0.70%      0.69%
   Expenses, after expense reductions
     and net of custody credits                   0.67%         0.69%      0.69%        -          -
   Expenses, before expense reductions            0.72%         0.76%      0.78%      0.89%      1.00%

Portfolio turnover rate                          22.73%        18.86%     21.63%     20.54%     59.46%

Net assets at end of year (000)                $90,025       $59,473    $39,281    $24,298    $12,094


FINANCIAL HIGHLIGHTS
Thornburg Value Fund
---------------------
                                                                Year Ended September 30,
                                                    2004        2003       2002       2001       2000
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year              $26.64        $20.95     $26.18     $33.09     $26.26
                                                ------        ------     ------     ------     ------
Income from investment operations:
   Net investment income                          0.31          0.26       0.11       0.14       0.91
   Net realized and unrealized
     gain (loss) on investments                   1.84          5.51      (5.34)     (6.42)      7.25
                                                ------        ------     ------     ------     ------
Total from investment operations                  2.15          5.77      (5.23)     (6.28)      8.16
Less dividends from:
   Net investment income                         (0.30)        (0.03)       -        (0.28)     (0.94)
   Net realized gains                              -             -          -        (0.25)     (0.39)
   Return of Capital                               -           (0.05)       -        (0.10)       -
                                                ------        ------     ------     ------     ------
Total dividends                                  (0.30)        (0.08)       -        (0.63)     (1.33)
                                                ------        ------     ------     ------     ------
Change in net asset value                         1.85          5.69      (5.23)     (6.91)      6.83
Net asset value, end of year                    $28.49        $26.64     $20.95     $26.18     $33.09
                                                ======        ======     ======     ======     ======
Total return                                      8.04%        27.55%    (19.98)%   (19.29)%    31.44%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          1.07%         1.10%      0.42%      0.45%      2.82%
   Expenses, after expense reductions             0.99%         0.99%      0.98%      0.99%      0.99%
   Expenses, after expense reductions
     and net of custody credits                   0.99%         0.99%      0.98%        -          -
   Expenses, before expense reductions            0.99%         1.03%      0.99%      1.01%      1.00%
Portfolio turnover rate                          68.74%        82.89%     76.37%     71.81%     72.35%
Net assets at end of year (000)               $378,334      $260,624   $207,613   $293,784   $242,974

+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS
Thornburg International Value Fund                                   Year Ended                Period Ended
----------------------------------                                  September 30,              September 30,
                                                 2004         2003                  2002         2001 (b)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period            $15.13        $11.96                $12.40      $14.63
                                                ------        ------                ------       ------
Income from investment operations:
   Net investment income                          0.24          0.14                  0.10         0.11
   Net realized and unrealized
     gain (loss) on investments                   3.11          3.03                 (0.54)       (2.21)
                                                ------        ------                ------       ------
Total from investment operations                  3.35          3.17                 (0.44)       (2.10)
Less dividends from:
  Net investment income                            -             -                     -          (0.08)
  In excess of net investment income               -             -                     -          (0.05)
                                                ------        ------                ------       ------
Total dividends                                    -             -                     -          (0.13)
                                                ------        ------                ------       ------
Change in net asset value                         3.35          3.17                 (0.44)       (2.23)

Net asset value, end of period                  $18.48        $15.13                $11.96       $12.40
                                                ======        ======                ======       ======
Total return (c)                                 22.14%        26.51%                (3.55)%     (14.50)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          1.35%         1.07%                 0.71%      1.57%(a)
   Expenses, after expense reductions             0.99%         0.99%                 0.99%      0.97%(a)
   Expenses, after expense reductions
     and net of custody credits                   0.99%         0.99%                 0.99%        -
   Expenses, before expense reductions            1.11%         1.25%                 1.28%      1.38%(a)
Portfolio turnover rate                          35.84%        58.35%                28.39%     61.05%
Net assets at end of period (000)             $293,583       $33,511               $19,187    $11,249

<Fa>  Annualized.
<Fb>  Effective date of Class I shares was March 30, 2001.
<Fc>  Total return is not annualized for periods less than one year.
+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS
Thornburg Core Growth Fund
--------------------------

Growth Fund commenced offering Class I shares on November 1, 2003. Because this Fund only has financial information available for Class I shares for the period commencing November 1, 2003, information for Class A shares is also displayed. Class A information relates to a class of shares which is not offered in this Prospectus but which represents an investment in the same portfolio of securities. Total returns and other information would differ only to the extent Class A shares are subject to sales charges and higher expenses.



Thornburg Core Growth Fund
--------------------------                       Period Ended
                                                 September 30,
                                                   2004(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period               $10.87
                                                   ------

Income from investment operations:
  Net investment income                             (0.08)
  Net realized and unrealized
   gain (loss) on investments                        0.14
                                                   ------
Total from investment operations                     0.06

Change in net asset value                            0.06
Net asset value, end of period                     $10.93
                                                   ======
Total return(a)                                      0.55%

Ratios/Supplemental Data
Ratios to average net assets:
  Net investment income                             (0.74)%(b)
  Expenses, after expense reductions                 1.00%(b)
  Expenses, after expense reductions
   and net of custody credits                        0.99%(b)
  Expenses, before expense reductions                1.31%(b)

Portfolio turnover rate                            108.50%

Net assets at end of period (000)                  $21,578

<Fa>  Total return is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class I Shares was November 01, 2003.
+ Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS
Thornburg Core Growth Fund                                           Year Ended                Period Ended
----------------------------------                                  September 30,              September 30,
                                                 2004         2003                  2002         2001 (c)
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period            $10.11         $6.45                 $7.80        $11.94
                                                ------        ------                ------        ------
Income from investment operations:
   Net investment income                         (0.15)        (0.13)                (0.12)        (0.08)
   Net realized and unrealized
     gain (loss) on investments                   0.90          3.77                 (1.23)        (4.06)
                                                ------        ------                ------        ------
Total from investment operations                  0.75          3.64                 (1.35)        (4.14)
Redemption fees added to paid in capital          0.01          0.02                   -             -
                                                ------        ------                ------        ------
Change in net asset value                         0.76         3.66                 (1.35)        (4.14)

Net asset value, end of period                  $10.87        $10.11                 $6.45          7.80
                                                ======        ======                ======        ======
Total return (a)                                  7.52%        56.74%               (17.31)%      (34.67)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                         (1.37)%       (1.43)%               (1.44)%     (1.02)%(b)
   Expenses, after expense reductions             1.62%         1.65%                 1.64%       1.71% (b)
   Expenses, after expense reductions
     and net of custody credits                   1.61%         1.63%                 1.63%        -
   Expenses, before expense reductions            1.70%         2.03%                 2.39%       2.80% (b)

Portfolio turnover rate                         108.50%       102.91%               212.17%     126.15%
Net assets at end of period (000)              $40,899       $36,247                $5,685      $6,337

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Fund commenced operations on December 27, 2000.
+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS
Thornburg Investment Income Builder Fund
----------------------------------------

Income Builder Fund commenced offering Class I shares on November 1, 2003. Because this Fund only has financial information available for Class I shares for the period commencing November 1, 2003, information for Class A shares is also displayed. Class A information relates to a class of shares which is not offered in this Prospectus but which represents an investment in the same portfolio of securities. Total returns and other information would differ only to the extent Class A shares are subject to sales charges and higher expenses.



Thornburg Investment Income Builder Fund
----------------------------------------       Period Ended
                                               September 30,
                                                  2004(c)
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period            $14.45
                                                ------
Income from investment operations:
  Net investment income                           0.74
  Net realized and unrealized
   gain (loss) on investments                     1.01
                                                ------
Total from investment operations                  1.75
  Less dividends from:
    Net investment income                        (0.56)
                                                ------
Change in net asset value                         1.19
Net asset value, end of period                  $15.64
                                                ======
Total return(a)                                  12.19%

Ratios/Supplemental Data
Ratios to average net assets:
  Net investment income                           5.33%(b)
  Expenses, after expense reductions              0.99%(b)
  Expenses, after expense reductions
   and net of custody credits                     0.99%(b)
  Expenses, before expense reductions             1.21%(b)

Portfolio turnover rate                         109.21%

Net assets at end of period (000)              $33,247

<Fa>  Not Annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class I Shares was November 01, 2003.
+ Based on weighted average shares outstanding.





FINANCIAL HIGHLIGHTS
Thornburg Investment Income Builder Fund      Year Ended      Period Ended
----------------------------------------     September 30,    September 30,
                                                  2004          2003 (c)
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period            $13.77        $11.94
                                                ------        ------
Income from investment operations:
   Net investment income                          0.72          0.56
   Net realized and unrealized
     gain (loss) on investments                   1.66          1.60
                                                ------        ------
Total from investment operations                  2.38          2.16
Less dividends from:
  Net investment income                          (0.55)        (0.33)
                                                ------        ------
Change in net asset value                         1.83          1.83

Net asset value, end of period                  $15.60        $13.77
                                                ======        ======
Total return (a)                                 17.40%        18.25%
----------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                          4.72%         5.65% (b)
   Expenses, after expense reductions             1.50%         1.61% (b)
   Expenses, after expense reductions
     and net of custody credits                   1.49%         1.60% (b)
   Expenses, before expense reductions            1.50%         1.74% (b)

Portfolio turnover rate                         109.21%        52.10%

Net assets at end of period (000)             $224,522       $73,083

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Fund commenced operations on December 24, 2002.
+ Based on weighted average shares outstanding.


OUTSIDE BACK COVER
ADDITIONAL INFORMATION

Reports to Shareholders
   Shareholders will receive annual
   reports of their Fund containing
   financial statements audited by the
   Funds' independent auditors, and
   also will receive unaudited semi-
   annual reports.  In addition, each
   shareholder will receive an account
   statement no less often than quarterly.

General Counsel
   Legal matters in connection with
   the issuance of shares of the Funds
   are passed upon by White, Koch,
   Kelly & McCarthy, Professional
   Association, Post Office Box 787,
   Santa Fe, New Mexico 87504-0787.

Investment Adviser
   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor
   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian
   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171

Transfer Agent
   State Street Bank & Trust Co.
   c/o NFDS Servicing Agent
   Post Office Box 219017
   Kansas City, Missouri 64121-9017

COLUMN BREAK
Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200
www.thornburg.com

Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.




<OUTSIDE FRONT COVER>
THORNBURG INVESTMENT MANAGEMENT SM
Prospectus
Thornburg Retirement Plan Shares
    February 1, 2005, as revised August 15, 2005







               Thornburg Limited Term U.S. Government Fund
                            ("Government Fund")
                      Thornburg Limited Term Income Fund
                              ("Income Fund")
                           Thornburg Value Fund
                              ("Value Fund")
                     Thornburg International Value Fund
                        ("International Value Fund")
                         Thornburg Growth Fund
                              ("Growth Fund")
                   Thornburg Investment Income Builder Fund
                          ("Income Builder Fund")











These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.

                                                        NOT FDIC INSURED
                                                        MAY LOSE VALUE
                                                        NO BANK GUARANTEE


___         Government Fund *
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

___         Income Fund *
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

___         Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

___         International Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

___          Growth Fund *
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of the Fund
              Fees and Expenses

___         Income Builder Fund*
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of the Fund
              Fees and Expenses

___        Additional Information About Fund Investments,
           Investment Practices and Risks

___         Buying Fund Shares

___         Selling Fund Shares

___         Investor Services

___         Transaction Details

___         Dividends and Distributions

___         Taxes

___         Organization of the Funds

___         Investment Adviser

___         Trustees

___         Financial Highlights


* Class R-5 shares of Government Fund, Income Fund and Income Builder Fund are not available as of the date of this Prospectus. Class R-5 shares of Growth Fund will be available on or about October 3, 2005.

Limited Term U.S. Government Fund

Investment Goals
----------------

The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
---------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's investments in pursuing the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, "U.S. Government Securities" means:

     Securities backed by the full faith and credit of the U.S. Government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. Government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as "Ginnie Mae" mortgage backed certificates issued by the Government National Mortgage Association).

     Securities issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. Government. These securities include mortgage backed certificates, collateralized mortgage obligations (CMOs), and debentures issued by "Freddie Mac" (Federal Home Loan Mortgage Corporation) and "Fannie Mae" (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage-backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of those securities.


Some securities owned by the Fund are not backed by the full faith and credit of the U.S. Government and may be subject to default, delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. In particular, obligations of U.S. Government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities of U.S. Government agencies, instrumentalities and enterprises purchased by the Fund are rated "Aaa" by Moody's Investors Services or "AAA" by Standard and Poor's Corporation. Ratings agencies could change the ratings of these securities in the future.


Although the Fund will acquire obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and enterprises, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. Government.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page ___.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Government Fund by showing how the Fund's investment results vary from year to year. The bar chart shows the annual total return for Class R-1 shares for the one full calendar year Class R-1 shares have been available. The average annual total return figures compare Class R-1 share performance to the Lehman Brothers Intermediate Government Bond Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government obligations. The Fund commenced operations on November 16, 1987 and commenced offering Class R-1 shares on July 1, 2003. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus
Annual Total Returns
--------------------------------------------------------------------
18%

16%

14%

12%
    1.24%
10%

 8%

 6%

 4%

 2%

0.00

    2004

Highest quarterly results for time period shown: 1.92% (quarter ended
9/30/04).
Lowest quarterly results for time period shown: -2.42% (quarter ended
6/30/04).



Average Annual Total Returns
----------------------------------------------
(periods ended 12/31/04


                              Since Inception
                     One Year      7/1/03
                     --------    ----------

Return Before Taxes     1.24%       0.95%

Return After Taxes
on Distributions        0.29%       0.06%

Return After Taxes on
Distributions and Sale
of Fund Shares          0.81%       0.40%

Lehman Intermediate
Government Bond Index
(reflects no deduction
for fees, expenses, or
taxes)                  2.33%      1.30%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) which are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Government Fund.

Shareholder Fees (fees paid directly from your investment)
----------------

                                                Class R-1     Class R-5*
                                                ---------     ---------
Maximum Sales Charge (Load) imposed on            None          None
purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) (as a        None          None
percentage of redemption proceeds or
original purchase price, whichever is lower)

Redemption Fee                                    None          None


Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                             Class R-1      Class R-5*
     Management Fee                             .38%           .38%
     Distribution and Service (12b-1) Fees      .50% (1)      0.0%
     Other Expenses                           12.68% (2)(3)   1.20% (2)(4)
                                             _______        _______
     Total Annual Fund Operating Expenses     13.56% (5)      1.58% (5)

(1) The Fund's Rule 12b-1 Plans provide for maximum payments of 1.00%.
The
    Trustees have limited payments by the Fund to .50% for the current fiscal year.

(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(3) Other expenses for Class R-1 shares are based on expenses for the fiscal year ended September 30, 2004, which appear disproportionately high because the class assets were relatively small for much of the year, and are not representative of expected expenses. Other expenses for Class R-1 shares are accrued at the rate of 12.18% before expense reimbursements, and 0.00% after expense reimbursements, as of the date of this Prospectus.

(4) Other expenses are estimated for Class R-5 for the current fiscal year before expense reimbursements.

(5) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class R-1 expenses do not exceed .92%, and Class R-5 expenses do not exceed .99%. Waiver of fees and reimbursement of expenses may be terminated at any time.

* Class R-5 shares are not available for Government Fund as of the date of this Prospectus.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, reinvestment of dividends and distributions, and that the Fund's operating expenses remain the same. In accordance with regulatory requirements, no five or ten year figures are provided for Class R-5 shares, because this is a new class of shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class R-1 Shares    $1,298  $3,570   $5,470   $8,967
     Class R-5 Shares    $161    $499      N/A      N/A

Income Fund

Investment Goals
----------------

The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders.


Principal Investment Strategies
--------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio in attempting to meet the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. Government, and its agencies and instrumentalities, and (ii) debt securities rated at the time of purchase in one of the three highest ratings of Standard & Poor's Corporation (AAA, AA or A) or Moody's Investors Service, Inc., (Aaa, Aa or A) or if not rated, judged to be of comparable quality by Thornburg. Income Fund will not invest in any debt security rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's or of equivalent quality as determined by Thornburg. Debt securities the Fund may purchase include corporate debt obligations, GNMA certificates mortgage backed securities, other asset-backed securities, municipal obligations, and commercial paper and bankers' acceptances. Securities ratings are discussed beginning on page ___. The Fund emphasizes investments in U.S. Government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases, when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.


Principal Risks of Investing in the Fund
-----------------------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage and asset backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government obligations or general economic decline could lower the value of these securities. Additionally, obligations of U.S. Government agencies and instrumentalities (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency or instrumentality in the absence of a legal requirement to do so.

Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability to sell foreign investments and reduced legal protections for investments.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page ___.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Income Fund by showing how the Fund's investment results vary from year to year. The bar chart shows the annual total return for Class R-1 shares for the one full calendar year Class R-1 shares have been available. The average annual total return figures compare Class R-1 share performance to the Lehman Intermediate Government/Corporate Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government and corporate debt obligations. The Fund commenced operations on October 1, 1992 and commenced offering Class R-1 shares on July 1, 2003. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Annual Total Returns
--------------------------------------------------------------------------
--
18%

16%

14%

12%

10%
     ____
 8%

 6%

 4%

 2%

0.00

     2004

Highest quarterly results for time period shown: 2.36% (quarter ended
9/30/04).
Lowest quarterly results for time period shown: -2.50% (quarter ended
6/30/04).




Average Annual Total Returns
----------------------------------------
(periods ended 12/31/04)


                                 Since Inception
                       One Year      7/1/03
                       --------    ----------

Return Before Taxes      2.51%        2.06%

Return After Taxes
on Distributions         1.33%        0.71%

Return After Taxes on
Distributions and Sale
of Fund Shares           1.63%        0.97%

Lehman Intermediate
Govt/Corp. Index
(reflects no deduction
for fees, expenses, or
taxes)                   3.04%        2.04%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) which are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Fund.

Shareholder Fees (fees paid directly from your investment)
---------------
                                                   Class R-1   Class R-5*
                                                   ---------   ---------
     Maximum Sales Charge (Load)imposed on            None        None
     purchases (as a percentage of offering price)

     Maximum Deferred Sales Charge (Load)             None        None
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

     Redemption Fee                                   None        None


Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
                                                 Class R-1  Class R-5*
                                                 ---------  ---------
     Management Fee                               .50%         .50%
     Distribution and Service (12b-1) Fees        .50% (1)     .00%
     Other Expenses                              6.63% (2)(3) 1.20% (2)(4)
                                                 -----         -----
            Total Annual Fund Operating Expenses 7.63% (5)    1.70% (5)

(1) The Fund's Rule 12b-1 Plan for Class R-1 shares provides for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund for Class R-1 shares to .50% for the current fiscal year.

(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(3) Other expenses for Class R-1 shares are based on expenses for the fiscal year ended September 30, 2004, which appear disproportionately high because the class assets were relatively small for much of the year, and are not representative of expected expenses. Other expenses for Class R-1 shares are accrued at a rate of 6.13% before expense reimbursements, and 0.00% after expense reimbursements, as of the date of this Prospectus.

(4) Other expenses are estimated for Class R-5 for the current fiscal year, before expense reimbursements.

(5) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class R-1 expenses do not exceed .99%, and actual Class R-5 expenses do not exceed .99%. Waiver of fees and reimbursement of expenses may be terminated at any time.

* Class R-5 shares are not available for Income Fund as of the date of this Prospectus.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, reinvestment of dividends and distributions, and that the Fund's operating expenses remain the same. In accordance with regulatory requirements, no five or ten year figures are provided for Class R-5 shares, because this is a new class of shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class R-1 Shares    $753   $2,200   $3,572   $6,698
     Class R-5 Shares    $173   $536       N/A       N/A

Value Fund

Investment Goals
----------------

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, nonfundamental goal of the Fund is to seek some current income.

Principal Investment Strategies
------------------------------

Value Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities that are not currently paying dividends, which in the opinion of the Fund's investment adviser offer prospects for meeting the Fund's investment goals.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions.

Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent growth companies.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
--------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments can be reduced by unsuccessful investment strategies and risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, great vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower-rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page ___.




Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows the annual total return for Class R-1 shares for the one full calendar year Class R-1 shares have been available. The average annual total return figures compare Class R-1 share performance to the Standard & Poor's 500 Composite Index, a broad measure of market performance. The Fund commenced operations on October 2, 1995 and commenced offering Class R-1 shares on July 1, 2003. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus
Annual Total Returns
--------------------------------------------------
70%

60%

50%

40%

30%

20%

10%
       7.25
0.00

       2004

Highest quarterly results for time period shown: 10.25% (quarter ended
12/31/04).
Lowest quarterly results for time period shown: -2.49% (quarter ended
9/30/04).




Average Annual Total Returns
----------------------------------------
(periods ended 12/31/04)

Class R-1 Shares                 Since Inception
--------------       One Year    07/01/03
                     --------    ----------------

Return Before Taxes    7.25%         13.35%

Return After Taxes
on Distributions       6.79%         13.09%

Return After Taxes on
Distributions and Sale
of Fund Shares         4.70%         11.26%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                10.88%     17.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) which are not subject to federal income tax.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Value Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
---------------------------------------------------------

                                 Class R-1            Class R-5
                                 ---------            ---------
Maximum Sales Charges (Load)
imposed on purchases (as a
percentage of offering price)       None                None

Maximum Deferred Sales Charge
(Load) (as a percentage of
redemption proceeds or original
purchase price, whichever is lower) None                None

Redemption Fee                      None                None

Annual Fund Operating Expenses (Expenses Are Deducted From Fund Assets)

                                          Class R-1        Class R-5*
                                          ---------        ---------

Management Fee                             .80%              .80%

Distributions and Service (12b-1) Fees     .50% (1)          .00%

Other Expenses                             .92% (2)         1.20% (2)(4)
                                          ------
Total Annual Fund Operating Expenses      2.22  (5)         2.00% (5)


(1) The Fund's Rule 12b-1 Plans for Class R-1 shares provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund for Class R-1 shares to .50% for the current fiscal year.

(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(3) Other expenses for Class R-1 shares are based on expenses for the fiscal year ended September 30, 2004, which appear disproportionately high because the class assets were relatively small for much of the year, and are not representative of expected expenses. Other expenses for Class R-1 shares are accrued at the rate of 0.42% before expense reimbursements, and 0.00% after reimbursements, as of the date of this Prospectus.

(4) Other expenses are estimated for Class R-5 for the current fiscal year, before expense reimbursements.

(5) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class R-1 expenses do not exceed 1.35%, and Class R-5 expenses do not exceed .99%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. In accordance with regulatory requirements, no five or ten year figures are provided for Class R-5 shares, because this is a new class of shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 Year      3 Years      5 Years      10 Years
                   ------      -------      -------      --------
Class R-1 Shares    $225        $694        $1,190       $2,554

Class R-5 Shares    $203        $627          N/A          N/A

International Value Fund

Investment Goals
----------------

International Value Fund* seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, nonfundamental goal of the Fund is to seek some current income.

Principal Investment Strategies
-------------------------------

The Fund invests primarily in foreign securities and under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or basic value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions.

Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are value-priced companies that in Thornburg's opinion, are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

Debt securities may be purchased when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
--------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments may be reduced by unsuccessful investment strategies, and is particularly subject to the risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares.
Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies.
Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page ___.

* The Fund was known as "Thornburg Global Value Fund" prior to February
  1, 2002.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows the annual total return for Class R-1 shares for the one full calendar year Class R-1 shares have been available. The average annual total return figures compare Class R-1 share performance to the Morgan Stanley Capital International Europe, Australia and Far East Index, a broad measure of market performance. The Fund commenced operations on May 28, 1998 and commenced offering Class R-1 shares on July 1, 2003. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus
Annual Total Returns
------------------------------------------------------------
 70.00%

 60%

 50%

 40%

 30%

 20%

 10%

0.00    17.80

        2004

Highest quarterly results for time period shown: 12.64% (quarter ended
12/31/04).
Lowest quarterly results for time period shown: -1.69% (quarter ended
6/30/04).


Average Annual Total Returns
-----------------------------------------------------
(periods ended 12/31/04)

Class A Shares                  Since Inception
--------------       One Year    07/01/03
                     --------    ----------------

Return Before Taxes   17.80%     31.82%

Return After Taxes
on Distributions      17.66%     31.83%

Return After Taxes on
Distributions and Sale
of Fund Shares        11.57%     27.36%

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                20.25%     32.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) which are not subject to federal income tax.

Fees and Expenses of the Fund
-------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of International Value Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
--------------------------------------------------------------

                                 Class R-1           Class R-5
                                 ---------           ---------
Maximum Sales Charges (Load)
imposed on purchases (as a
percentage of offering price)        None               None

Maximum Deferred Sales Charge
(Load) (as a percentage of
redemption proceeds or original
purchase price, whichever is lower)  None               None

Redemption Fee                       None               None

Annual Fund Operating Expenses (expenses Deducted From Fund Assets)

                                         Class R-1        Class R-5
                                         ---------        ---------

Management Fee                             .85%              .85%

Distribution and Service (12b-1) Fees      .50% (1)          .00%

Other Expenses                            1.07% (2)(3)      1.20% (2)(4)
                                          _____             ____

Total Annual Fund Operating Expenses      2.42% (5)         2.05% (5)


(1) The Fund's Rule 12b-1 Plans for Class R-1 shares provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund for Class R-1 shares to .50% for the current fiscal year.

(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(3) Other expenses for Class R-1 shares are based on expenses for the fiscal year ended September 30, 2004, which appear disproportionately high because the class assets were relatively small for much of the year, and are not representative of expected expenses. Other expenses for Class R-1 shares are accrued at the rate of 1.07% before expense reimbursements, and 0.11% after reimbursements, as of the date of this Prospectus.

(4) Other expenses are estimated for Class R-5 for the current fiscal year, before expense reimbursements.

(5) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class R-1 expenses do not exceed 1.45%, and Class R-5 expenses do not exceed .99%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. In accordance with regulatory requirements, no five or ten year figures are provided for Class R-5 shares, because this is a new class of shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year      3 Years      5 Years      10 Years
                     ------      -------      -------      --------
Class R-1 Shares      $245        $755         $1,291       $2,756

Class R-5 Shares      $208        $643           N/A          N/A

 Growth Fund


Investment Goals
----------------

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval.

Principal Investment Strategies
--------------------------------

Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities. The Fund may invest in developing countries.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest in companies that it believes will have growing revenues, earnings and profits. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential               (earnings before interest,
..  potential size of business                  taxes, depreciation and
..  value based on earnings                     amortization)
..  growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations (relative to the S&P SuperComposite 1500 Index).

.. Consistent Growth Companies. Stocks in this category generally sell at premium valuations (relative to the S&P SuperComposite 1500 Index) and tend to show steady revenue and earnings growth.

.. Emerging Growth Companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the U.S. gross domestic product (GDP). These companies may not be profitable at the time of purchase.

In conjunction with individual company analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time.

Debt securities, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
---------------------------

It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends, industry and technological developments, and specific corporate developments. The value of the Fund's investments can be reduced sharply by unsuccessful investment strategies, changes in industry leadership, poor economic growth, high interest rates, and market volatility which may lead to extended periods of lower valuations of future expected earnings. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced in developing countries. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund's investment results vary from year to year. The bar chart shows the annual total return for Class R-1 shares for the one full year Class R-1 shares have been available.
The average annual total return figures compare Class A share performance to the National Association of Securities Dealers Automated Quotation System (NASDAQ), a broad measure of market performance. The Fund commenced operations on December 27, 2000, and commenced offering Class R-1 shares on July 1, 2003. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus
Annual Total Returns
-----------------------------------------------------------
 70%

 60%

 50%

 40%

 30%

 20%
         15.03
 10%

0.00

         2004

Highest quarterly results for time period shown:  15.87% (quarter ended
12/31/04)
Lowest quarterly results for time period shown:  -1.91% (quarter ended
6/30/04).


Average Annual Total Returns
----------------------------------------
(periods ended 12/31/04)

Class R-1 Shares                 Since Inception
--------------       One Year    07/01/03
                     --------    ----------------

Return Before Taxes   15.03%     20.09%

Return After Taxes
on Distributions      15.03%     20.19%

Return After Taxes on
Distributions and Sale
of Fund Shares         9.77%     17.27%

NASDAQ
(reflects no deduction
for fees, expenses, or
taxes)                 9.15%     32.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) which are not subject to federal income tax.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Growth Fund.

Shareholder Fees (fees paid directly from your investment)
----------------

                                                    Class R-1   Class R-5*
                                                    ---------   ---------
     Maximum Sales Charge (Load) on Purchases          None       None
     (as a percentage of offering price)

     Maximum Deferred Sales Charge (Load) on
       Redemptions                                     None       None
      (as a percentage of redemption proceeds or original purchase price, whichever is lower)

     Redemption Fee                                    None       None

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                               Class R-1     Class R-5*
                                               ---------     ---------
     Management Fee                              .88%          .88%
     Distribution and Service (12b-1) Fees       .50% (1)      .00%
     Other Expenses                             1.20% (2)(3)  1.20% (2)(4)
                                                -----         -----
           Total Annual Operating Expenses      2.58% (5)     2.08% (5)

(1) The Fund's Rule 12b-1 Plan for Class R-1 shares provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund for Class R-1 shares to .50% for the current fiscal year.

(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(3) For the most recent fiscal year, the Fund had only nominal Class R-1 assets, and the actual ratio of other expenses to assets (721.41%) before expense reimbursements bears no relation to the expected ratio in a period when the class has an anticipated level of assets. Accordingly, the figure for other expenses is estimated for the current period. Other expenses for the Fund's Class R-1 shares are accrued at a rate of 721.40% before expense reimbursements, and 0.13% after expense reimbursements, as of the date of this Prospectus.

(4) Other expenses are estimated for Class R-5 shares for the current fiscal year, before expense reimbursements.

(5) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class R-1 expenses do not exceed 1.50%, and Class R-5 expenses do not exceed .99%. Waiver of fees and reimbursement of expenses may be terminated at any time.

* Class R-5 shares will be available for Growth Fund on or about
  October 3, 2005.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year    3 Years
                        ------    -------
     Class R-1 Shares   $261     $802

     Class R-5 Shares   $211     $656

Investment Income Builder Fund

Investment Goals
----------------
The Income Builder Fund's primary investment objective is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund's secondary investment objective is long-term capital appreciation. There is no assurance that the Fund will achieve these objectives.

Principal Investment Strategies
--------------------------------
The Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations and government obligations. The Fund may purchase debt securities of any maturity and of any quality. The Fund also may invest in debt securities which have a combination of equity and debt characteristics, such as convertible bonds and preferred stocks, and real estate investment trusts.

The Fund may invest in any equity security which the investment adviser believes may assist the Fund in pursuing its objectives, including smaller companies with market capitalizations of less than $500 million. The Fund expects that equity investments in the Fund's portfolio normally will be weighted in favor of companies which pay dividends.

The Fund emphasizes investments in domestic securities, but may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund's investments are determined by individual company and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to response to market conditions.



Principal Investment Risks
--------------------------
It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in interest rates, changes in market conditions, political and economic news, dividends, industry and technological developments, and developments affecting specific corporations and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of fixed income securities and stocks, changes in industry leadership, poor economic growth, and market volatility. Declines in corporate dividends due to reductions in earnings and other factors may cause a reduction in the value of the Fund's shares. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares.

When interest rates increase, the value of the Fund's fixed income securities declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term fixed income obligations owned by the Fund. Decreases in market interest rates may result in prepayments of fixed income obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Fixed income investments owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities are more vulnerable to default, downgrades, and market volatility. Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page ___.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to a Blended Benchmark,* comprised of 25% Lehman Brothers Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Equity Index, which represents a broad measure of both domestic and foreign equity market performance. The returns reflected in the bar chart and in the table below are for a class of shares that is not offered in this Prospectus but that would have substantially similar annual returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class A shares are subject to a sales charge and lower annual expenses. The Fund commenced its offering of Class A shares on December 24, 2002. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.




The following is presented as a bar graphs in the Prospectus
Annual Total Returns for Class A Shares
---------------------------------------------------------------
70%

60%
      32.05
50%

40%             16.87

30%

20%

10%

0.00

      2003      2004

Highest quarterly results for time period shown: 16.37% (quarter ended
6/30/03).
Lowest quarterly results for time period shown: -0.82% (quarter ended
3/31/03).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Income Builder Fund Average Annual Total Returns - Class A Shares
-----------------------------------------------------------------
 (periods ended 12/31/04
                                 Since Inception
                     One Year       12/24/02
                     --------    ---------------

Return Before Taxes   11.58%       21.11%

Return After Taxes
on Distributions      10.24%       19.66%

Return After Taxes on
Distributions and Sale
of Fund Shares         7.52%       17.28%

S&P 500
(reflects no deduction
for fees, expenses or
taxes)                12.12%       18.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax.

*The blended benchmark is comprised of 25% Lehman Brothers Aggregate Bond Index and 75% MSCI World Equity Index. The Lehman Brothers Aggregate Bond Index is composed of approximately 6,000 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years. The index is weighted by the market value of the bond included in the index. This index represents asset types which are subject to risk, including loss of principal. The Morgan Stanley Capital International World Equity Index is a total return index, reported in U.S. dollars, based on share prices and reinvested gross dividends of approximately 1600 companies from 22 countries:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the Untied Kingdom, and the United States.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Builder Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------
                                                    Class R-1   Class R-5*
                                                    ---------   ---------
   Maximum Sales Charge (Load) on Purchases            None       None
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price, whichever
   is lower)                                           None       None

   Redemption Fee                                      None       None

Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
                                                   Class R-1    Class R-5*
                                                   ---------    ---------
   Management Fee                                   .88%         .88%
   Distribution and Service (12b-1) Fees            .50% (1)     .00%
   Other Expenses                                  1.20% (2)    1.20% (2)
                                                   ------       -----
             Total Annual Operating Expenses       2.58% (3)    2.08%

(1) The Fund's Rule 12b-1 Plan for Class R-1 shares provide for maximum annual payments of 1.00%. The Trustees have limited payments by the Fund for Class R-1 shares to .50% for the current fiscal year.

(2) Other expenses are estimated for Class R-1 and Class R-5 shares for the current fiscal year, before expense reimbursements. A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.

(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class R-1 expenses are no higher than 1.50% and Class R-5 expenses do not exceed .99%. Waivers of fees and reimbursement of expenses may be terminated at any time.

* Class R-5 shares are not available for Income Builder Fund as of the date of this Prospectus.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year       3 Years
                         ------       -------
     Class R-1 Shares     $261         $802

     Class R-5 Shares     $211         $652

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

Information about each Fund's principal investment strategies and risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investments described in the beginning of this Prospectus, and the risks associated with those investments.


Principal Investment Strategies
-------------------------------

A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets.
It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the securities it is permitted to purchase, and a Fund may not invest at times in each of the securities it is permitted to purchase as a principal strategy.

Debt Securities
---------------

Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The yields on debt securities are dependent on a variety of factors, including the general money market, the size of a particular debt offering, the maturity of the debt security, and the rating of the issuer. The market value of debt securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. Some debt securities permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund holding the security, or both if interest rates have declined below the level prevailing when the debt security was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by the Fund may result in a lower yield to the Fund. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Prices of longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities (sometimes called "junk bonds" or "high yield securities") are rated below investment grade by the primary rating agencies, and are often considered to be speculative.

Municipal Obligations
---------------------

Municipal debt securities, which are often called "municipal obligations," are debt securities which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations may be "general obligation bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes.

Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Some municipal obligations are "municipal leases," which are municipal debt securities used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease. Some municipal leases may be illiquid under certain circumstances, and Thornburg will evaluate the liquidity of each municipal lease upon its acquisition by a Fund and periodically while it is held.

U.S. Government Securities
--------------------------

U.S. Government securities include U.S. Treasury obligations such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government. U.S. Government securities also include "agency obligations." Some agency obligations are backed by the full faith and credit of the U.S. Government, but other agency obligations have limited support from the agency's authority to borrow from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Mortgage and Asset-Backed Securities
------------------------------------

Mortgage-backed securities are securities representing interests in pools of mortgage loans. The securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Some mortgage-backed securities are not backed by the full faith and credit of the U.S. Government. Other asset-backed securities represent interests in pools of certain consumer loans, such as automobile loans and credit card receivables. Variations in interest rates and other factors may result in prepayments of the loans underlying these securities, reducing the potential for capital appreciation and requiring reinvestment of the prepayment proceeds by the Fund at lower interest rates. Additionally, in periods of rising interest rates these securities may suffer capital depreciation because of decreased prepayments.

Participations and CMOS
-----------------------

Participations are undivided interests in pools of securities which are assembled by certain banks or other responsible persons, such as securities broker/dealers and investment banking houses, where the underlying credit support passes through or is otherwise available to the participants or the trustee for all participants. Similarly, collateralized mortgage obligations (CMOs) are obligations issued by a trust or other entity organized to hold a pool of U.S. Government insured mortgage-backed securities (such as GNMA certificates) or mortgage loans. A Fund will acquire a CMO when Thornburg believes that the CMO is more attractive than the underlying securities in pursuing the Fund's investment objectives.

Securities Ratings and Credit Quality
-------------------------------------

Securities which are rated within the four highest grades (Baa or BBB or better) by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P") are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. "High-yield" debt securities (sometimes called "junk bonds") involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Common Stocks And Equity Securities
------------------------------------

Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depository Receipts (ADRs), partnership interests and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Foreign Securities
------------------

Foreign securities and foreign currencies may involve additional risks. Securities of foreign issuers, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Foreign securities also are subject to greater political risk, including nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for the Fund's investments could be subject to unfavorable judicial or administrative changes. Further, governmental issuers may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors.

These risks may be more pronounced in developing countries. Investments in developing countries may be particularly subject to fluctuations in value, political instability, restrictions on foreign ownership or repatriation of earnings, delays in purchase or sale, high inflation rates, changes in exchange rates and controls, higher costs for converting foreign currencies, higher national debt levels, and abrupt changes in monetary and fiscal policies

Temporary Investments
---------------------

Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity.
Funds also may hold assets in these securities for temporary defensive purposes. Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and in the case of any of the Municipal Funds, could result in current income subject to federal and state income taxes.


BUYING FUND SHARES

Class R-1 and Class R-5 shares are generally available for purchase through employer sponsored retirement plans (including, but not limited to, 401(k) plans, 457 plans, 403(b) plans, profit sharing plans) where the employer, administrator, sponsor or related person has entered into an agreement to make Class R-1 and Class R-5 shares available to plan participants. Class R-1 and Class R-5 shares also are available for purchase through securities dealers who have entered into a sales agreement with the Funds' distributor, Thornburg Securities Corporation, for the distribution and servicing of Class R-1 and Class R-5 shares. Retirement plans wishing to make Class R-1 or Class R-5 shares available to plan participants should contact a securities dealer authorized to sell shares of the Funds.

You may add Fund shares to your plan account by contacting your plan administrator.

No sales charge, contingent deferred sales charge or redemption fee is imposed on the purchase or redemption of Class R-1 or Class R-5 shares at this time. In the future, Class R-1 or Class R-5 shares of any Fund redeemed or exchanged within 90 days of purchase may be subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange if, in the sole judgment of Thornburg the fee is necessary to offset brokerage commissions and other expenses which may be incurred by a Fund to meet redemption requests caused by excessive trading.

Class R-1 shares are subject to a Rule 12b-1 Service Plan, which provides for each Fund's payment to Thornburg of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder and distribution related services. Class R-1 shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay commissions and for administration, service and distribution expenses. The Trustees of the Funds currently limit payments under the Distribution Plan for each Fund to 1/4 of 1% of Class R-1 assets each year, so that total Rule 12b-1 payments for Class R-1 shares of each Fund do not currently exceed 1/2 of 1% each year. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Class R-5 shares of each Fund are subject to a Rule 12b-1 Service Plan, which permits each Fund to reimburse the investment adviser (Thornburg) for costs to obtain various shareholder services from persons who sell Class R-5 shares. The maximum annual reimbursement under the plan is 1/4 of 1% of the class's net assets, but Thornburg has no intention to seek a reimbursement of any expenses under the plan for Class R-5 shares.
Because this fee is paid out of the class's assets, payment of the fee on an ongoing basis would increase the cost of your investment and might cost more than paying other types of sales charges.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their sales representative or other person who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value (NAV) next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.


COMPENSATION TO FINANCIAL ADVISORS AND OTHERS

Securities dealers, brokers, independent financial advisors and others who sell or make available Fund shares to investors ("financial advisors"), and financial intermediaries such as securities dealers, retirement plans, and trust companies who hold shares for investors ("intermediaries") may impose charges or fees in connection with selling or holding Fund Class R-1 or Class R-5 shares. These amounts differ depending upon the identity of the financial advisor or intermediary, and how the investor holds Fund shares.

Amounts paid by each Fund in connection with Fund share distribution under Rule 12b-1 plans are displayed for each Fund under the caption "Fees and Expenses of the Fund," and are described above under the caption "Buying Fund Shares."

The Funds' investment adviser (Thornburg) and the Funds' distributor (TSC) may pay amounts from their own resources to financial advisors in connection with the financial advisors' marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," marketing or advertising support, or payments to assist in transaction processing and administrative support. Thornburg or TSC also may provide noncash compensation to financial advisor firms including travel and lodging in connection with seminars or other educational programs.

Thornburg may pay amounts from its own resources to intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information. These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. The Funds also may pay amounts for these services, to the extent that these services provided by these intermediaries replace services which would otherwise be provided by the Funds' transfer agent or other persons hired directly by the Funds.

In addition, some financial advisors and intermediaries may charge their account holders transaction fees, account or "wrap" fees and other amounts, which the investor can learn about by asking the financial advisor or intermediary.

SELLING FUND SHARES

Please contact your retirement plan administrator if you wish to sell shares of any Fund. Your plan administrator will do the transaction for you, or provide you with the means to do the transaction yourself. Shares are redeemed at the net asset value next determined after the redemption request is received in good order by the Funds' Transfer Agent or other person authorized to receive redemption requests on behalf of the Funds. The amount of any redemption fee will be deducted and the redemption proceeds will be paid to your plan administrator. Any redemption fee will apply to any appreciation in value. No redemption fee is imposed on shares obtained through reinvestment of dividends or capital gains.
Shares not subject to a redemption fee will be redeemed first.

* Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

* Payment for shares redeemed normally will be made the next business day, and in most cases within seven days after the executed request for redemption. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

* No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

INVESTOR SERVICES

Fund Information
----------------

Please contact your plan administrator for information respecting your account. Additionally, Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Street Name Accounts
--------------------

Class R-1 and Class R-5 shares may be held by broker dealers, financial advisors, plan fiduciaries or other financial services firms acting as owner of record of Fund shares as a convenience to investors. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if an investor holds Fund shares through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual fund shares.

Exchanging Shares
-----------------

As a shareholder, you have the privilege of exchanging Class R-1 or R-5 shares of a Thornburg Fund for Class R-1 or R-5 shares of other Thornburg Funds. The exchange must take place between the same share class. The privilege may be suspended or terminated at any time. See also, "Excessive Trading," below.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services. Equity securities such as common stocks are valued primarily on the basis of market quotations. Foreign securities purchased by Income Fund, Value Fund, International Value Fund, Growth Fund, and Income Builder Fund are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available assets are valued by a method that the Trustees of those Funds believe accurately reflects fair value. Because Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund each may own securities listed primarily on foreign exchanges which trade on days the Funds do not price their shares, the net asset value of those Funds' shares may change on days when shareholders cannot purchase or redeem Fund shares.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided.


Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase or exchange order. See "Excessive Trading," below.

When you buy shares of the Funds or sell them through your plan administrator, you may be charged a fee for this service. Please read your plan materials for any additional procedures, service features or fees that may apply.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.

Financial advisors, securities dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg Securities Corporation or Thornburg Investment Management, Inc. and the Funds, Thornburg Securities Corporation and Thornburg Investment Management, Inc. are not responsible for errors or omissions of any financial advisor, securities dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Some account transactions will require a signature guarantee or other evidence of identity or authority. This requirement is intended to protect you and your fund from fraud. We will require a signature guarantee or other evidence we specify when certain changes are made to account information, a check is mailed to a different address than shown on our records, a check is requested payable to a third party, redemption proceeds are transferred to another account on our records, or certain other circumstances. If a signature guarantee is required, it must be provided by a participant in the Securities Transfer Agent Medallion Program (STAMP), and the STAMP2000 Medallion imprint is the only guarantee that will be accepted. A notary public cannot provide a signature guarantee.

EXCESSIVE TRADING

    Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund's investments and may hurt Fund performance and longer-term shareholders. What constitutes excessive trading for a specific Fund will vary from other Funds, depending upon the objectives of the Fund, the nature of the Fund's portfolio securities at the time, and market factors. When excessive trading occurs, a Fund's longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders' shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund's performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund's transaction costs.

The Funds reserve the right to refuse purchase orders or exchanges into a Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively), or to cancel any purchase or exchange order. The Funds further reserve the right to delay for up to one business day the processing of any exchange requests. In particular, purchase orders or exchanges may be restricted or refused if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. See "Exchanging Shares" above.

Persons attempting excessive trading may use various means to avoid detection. Moreover, the Funds receive purchase, exchange and redemption orders through financial advisors, securities dealers, retirement plans, financial intermediaries and other persons who may hold Fund shares for investors through omnibus accounts or other arrangements where the Funds cannot identify the individual investors. Accordingly, the Funds may not be able to detect all persons pursuing excessive trading practices.


Upon notice by the Trust, a redemption fee of 1.00% may be charged on redemptions of Class R-1 or Class R-5 shares of any Fund within 90 days from the date of purchase. The fee would be calculated on the value of the shares on the date of the redemption or exchange. The fee would not be imposed on shares purchased with reinvestments of dividends and capital gains distributions. Shares not subject to a redemption fee will be redeemed first. This fee would be instituted to offset brokerage commissions and other expenses which may be incurred by the Fund to meet redemption requests caused by excessive trading. The Trustees have authorized Thornburg to waive redemption fees in specified situations where transactions are not likely to result in a Fund incurring the costs the fee is intended to recover.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each of the fixed income Funds declares its net investment income daily and distributes it monthly. Value Fund and International Value Fund typically declare and pay any net investment income quarterly, and Growth Fund is expected to follow this practice. Income Builder Fund typically declares investment income dividends daily, and pays those dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.

Each Fund earns interest and dividends from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

Dividends
Your dividend distributions, if any, will be automatically invested in additional shares of your Fund at the next determined net asset value.

Capital Gains
Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges. No interest is accrued or paid on amounts represented by uncashed redemption or distribution checks.

TAXES
Federal Taxes - In General

Prospective investors, and in particular persons who are not individuals, should consult their own tax advisers concerning federal, state and local tax consequences respecting investments in the Funds. In particular, purchasers are cautioned to seek the advice of their own advisors respecting the tax consequences of contributions to their plan account, and distributions from their plan account, which are not addressed in this brief discussion.

Federal Tax Treatment of Distributions

Distributions to qualified retirement plan accounts are not subject to federal income tax under current law. Distributions to accounts which are not tax qualified will be subject to federal income tax.

Distributions to taxable accounts, representing net investment income net short-term capital gains, and net gains from certain foreign currency transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares, unless the distributions are "qualified dividend income" eligible for the reduced rate of tax on long term capital gains. The portion of distributions which is qualified dividend income because attributable to certain corporation dividends, will be taxed to noncorporate shareholders as net capital gain. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains regardless of the length of time the shareholder has owned the shares.


Federal Tax Treatment of Sales or Redemptions of Shares - All Funds

Redemptions of Fund shares through qualified retirement plan accounts are not subject to federal income tax under current law. Redemption or resale of shares by a taxable shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale. If the shares sold or redeemed are a capital asset, the gain or loss will be a capital gain or loss and will be long-term if the shares were held for more than one year.

ORGANIZATION OF THE FUNDS

Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Funds are diversified series of the Trust. The Trustees are authorized to divide the Trust's shares into additional series and classes.

INVESTMENT ADVISER

The Funds are managed by Thornburg Investment Management, Inc., (Thornburg). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class's shareholders. Thornburg 's services to the Funds are supervised by the Trustees of Thornburg Investment Trust.



For the most recent fiscal year of each of the Funds, the investment advisory and administrative services fee rates were:

                               Year Ended September 30, 2004
                          Advisory Fee Rate  Administrative Services Rates
                          -----------------  ----------------------------
                                                  Class R-1      Class R-5

     Government Fund              .375%            .125%           .05%*

     Income Fund                  .50%             .125%           .05%*

     Value Fund                   .80%             .125%           .05%

     International Value Fund     .85%             .125%           .05%

     Growth Fund                  .875%            .125%           .05%*

     Income Builder Fund          .875%            .125%           .05%*

* As of the date of this Prospectus, Government Fund, Income Fund and
  Income Builder Fund have not commenced offering Class R-5 shares.
  Growth Fund will commence offering Class R-5 shares on or about
  October 3, 2005.


The advisory fee rate for each Fund decreases as assets increase, as described in the Statement of Additional Information.

Portfolio Managers
------------------
Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or reimbursement of expenses for a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. Each Fund's expenses include payments to third parties that perform administrative services for accounts invested in the Funds. These administrative and recordkeeping expenses may be charged to the Funds as a percentage of share value held by an account, or based on the number of persons holding through an account, or on another basis. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of its shares, except as described above under Buying Fund Shares".


Steven J. Bohlin, a Managing Director of Thornburg, is the portfolio manager of the Government Fund and the Income Fund. He has held this responsibility for Government Fund since 1988 and for Income Fund since its inception in 1992. Mr. Bohlin is assisted by other employees of Thornburg.

William V. Fries, a Managing Director of Thornburg, is the portfolio manager of Value Fund and International Value Fund. He has held this responsibility for Value Fund since its inception in 1995 and for International Value Fund since its inception in 1998. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company. Mr. Fries is assisted by other employees of Thornburg.

    Alexander Motola, CFA, a Managing Director of Thornburg, is the portfolio manager of Growth Fund. He has held that responsibility since January, 2001. Before joining Thornburg in 2001, Mr. Motola performed security analysis and equity portfolio management for eight years in various capacities, including portfolio manager (1998-2001), associate manager (1997-1998), equity trader (1995-1997) and equity specialist (1995-1997), at other investment management firms, most recently at Insight Capital Research & Management, Inc. Mr. Motola is assisted by other employees of Thornburg.

Income Builder Fund's investments are managed by a team of investment professionals employed by Thornburg.

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.

TRUSTEES
---------

     The Funds are managed by Thornburg Investment Management, Inc. (Thornburg) under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom (Mr. Thornburg and Mr. McMahon) are considered "interested" persons of the Trust under the Investment Company Act of 1940, and six of whom are not interested persons. Biographical data about each of the Trustees appears below.

Garrett Thornburg, 59, Chairman of Trustees since 1987

     Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust, and is chairman of the board of directors of Thornburg Mortgage, Inc. a real estate investment trust listed on the New York Stock Exchange. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, Thornburg Investment Trust in 1987, and Thornburg Mortgage, Inc. in 1993. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm's public finance department. He also was chief financial officer of New York State's Urban Development Corporation, and served as financial adviser the State of New Mexico's Board of Finance. Mr. Thornburg is a director of National Dance Institute - New Mexico, Inc. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, 49, Trustee since 2001, member of Governance and Nominating Committee

     Brian McMahon is the president of Thornburg Investment Trust and president and chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing the Trust's 12 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon is a trustee of the Santa Fe Preparatory School, Santa Fe, New Mexico. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

David A. Ater, 59, Trustee since 1994, member of Audit Committee and Governance and Nominating Committee

     David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater also is a director and member of the audit committee of Thornburg Mortgage, Inc., a real estate investment trust. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater serves with numerous charitable and community organizations, including
     Santa Fe Economic Development, the United Way, The Santa Fe Opera and St. John's College. He received his BA from Stanford University.

David D. Chase, 63, Trustee since 2001, member of Audit Committee

     David Chase is the chairman, president and chief executive officer of the general partner of Vestor Partners, LP, a private equity fund in Santa Fe, New Mexico, and supervises investments in numerous portfolio companies. Mr. Chase was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Chase was a professor at Northern Arizona University from 1966 to 1978, teaching corporate finance, securities and banking courses. He serves various community and charitable organizations, including National Dance Institute-New Mexico, Inc., the School of American Research, and the BF Foundation. Mr. Chase received his BA in Economics and History from Principia College, an MBA in Finance from the Amos Tuck School, Dartmouth College, and a PhD in Finance from Arizona State University.

Eliot R. Cutler, 58, Trustee since 2004, member of Governance and
Nominating Committee

     Eliot Cutler heads the energy, land use and environment practice group at the law firm of Akin Gump Strauss Hauer & Feld, LLP. An environmental and land use lawyer for more than 25 years, he has participated in the planning, permitting, funding and construction of facilities for public and private sector clients. Mr. Cutler is a director of Thornburg Mortgage, Inc., a real estate investment trust and was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Cutler was associate director of the Office of Management and Budget under President Jimmy Carter. Mr. Cutler also served as legislative assistant to Senator Edmund S. Muskie and then as counsel to the Senate Subcommittee on the Environment. He helped draft the Clean Air Act, the Water Pollution Act, and the Environmental Policy Act. Mr. Cutler serves on the board of directors of the Edmund S. Muskie Foundation and as chairman of the board of visitors of the Edmund S. Muskie School of Public Service at the University of Southern Maine. Mr. Cutler received his BA cum laude from Harvard College and his JD from Georgetown University.

Susan H. Dubin, 56, Trustee since 2004, member of Audit Committee

     Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the Buckaroo Ball in Santa Fe, New Mexico, the Santa Fe Opera, the Battery Dance Company in New York City, and the National Dance Institute-New Mexico, Inc. She received her BA from Briarcliff College.


Owen D. Van Essen, 51, since 2004, member of Governance and Nominating
Committee

     Owen Van Essen is the president of Dirks, Van Essen & Associates, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation, and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

James W. Weyhrauch, 45, Trustee since 1996, member of Audit Committee

     James Weyhrauch is the vice chairman and chief executive officer of Nambe Mills, Inc., a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Business Administration from Southern Methodist University.

FINANCIAL HIGHLIGHTS

    The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Government Fund, Income Fund, Value Fund, International Value Fund and Growth Fund commenced offering Class R-1 shares on July 1, 2003. Income Builder Fund commenced offering Class R-1 shares on February 1, 2005. Value Fund and International Value Fund commenced offering Class R-5 shares on February 1, 2005, Growth Fund will commence offering Class R-5 shares on or about October 3, 2005, and the other Funds are expected to do so in the future. Because Government Fund, Income Fund, Value Fund, International Value Fund and Growth Fund only have financial information available for Class R-1 shares for the periods July 1, 2003 to September 30, 2003, and October 1, 2003 to September 30, 2004, and there is no financial information available for Class R-1 shares of Income Builder Fund, information for Class A shares for each of these Funds is displayed. Class A information relates to a class of shares which is not offered in this Prospectus but which represents for each Fund an investment in the same portfolio of securities. Total returns and other information would differ only to the extent that Class A shares are subject to sales charges and lower annual expenses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods for each of the Funds appears in the Annual Report for each of those Funds, which have been audited by PricewaterhouseCoopers, LLP, independent registered public accounting firm.

    The report of PricewaterhouseCoopers, LLP, together with each Fund's financial statements, are included in each Fund's Annual Report, which is available upon request. Prior to February 1, 2002, Thornburg
International Value Fund was "Thornburg Global Value Fund."





FINANCIAL HIGHLIGHTS
Thornburg Limited Term U.S. Government Fund
-------------------------------------------

    Government Fund commenced offering Class R-1 shares on July 1, 2003. Because this Fund only has financial information available for Class R-1 shares for the period July 1, 2003 to September 30, 2003 and the fiscal year ended September 30, 2004, information for Class A shares is also provided. Class A information relates to a class of shares which is not offered in this Prospectus but which represents an investment in the same portfolio of securities. Total returns and other information would differ only to the extent Class A shares are subject to sales charges and lower expenses.




FINANCIAL HIGHLIGHTS
    Thornburg Limited Term U.S. Government Fund
     -------------------------------------------      Year Ended           Period Ended
                                                     September 30,         September 30, 2003(c)
                                                       2004
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                 $13.23                $13.38
                                                     ------                ------
Income from investment operations:
   Net investment income                               0.37                  0.17
   Net realized and unrealized
     gain (loss) on investments                       (0.21)                (0.15)
                                                     ------                -------
Total from investment operations                       0.16                  0.02
Less dividends from:
   Net investment income                              (0.37)                (0.17)
                                                     -------               -------
Change in net asset value                             (0.21)                (0.15)

Net asset value, end of period                       $13.02                $13.23
                                                     ======                ======
Total return (a)                                       1.26%                 0.19%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                               2.62%                 5.07%(b)
   Expenses, after expense reductions                  0.91%                 1.15%(b)
   Expenses, after expense reductions
     and net of custody credits                        0.91%                 1.15%(b)
   Expenses, before expense reductions                13.56%            41,652.81%(b)*
Portfolio turnover rate                               12.39%                35.06%

Net assets at end of period (000)                    $422                  $ 0    (d)

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class R-1 Shares was July 1, 2003.
<Fd>  Net assets at end of year were less than $1,000.
<F*>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.


FINANCIAL HIGHLIGHTS
Thornburg Limited Term U.S. Government Fund
-------------------------------------------
                                                                             Year Ended September 30,
                                         ----------------  ------------------------------------------
                                                     2004    2003       2002      2001      2000
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $13.23    $13.27    $12.77    $12.03    $12.06
                                                   ------    ------    ------    ------    ------
Income from investment operations:
   Net investment income                             0.35      0.47      0.58      0.67      0.68
   Net realized and unrealized
     gain (loss) on investments                     (0.22)    (0.04)     0.50      0.74     (0.03)
                                                   ------    -------   ------    ------    -------
Total from investment operations                     0.13      0.43      1.08      1.41      0.65
Less dividends from:
   Net investment income                            (0.35)    (0.47)    (0.58)    (0.67)    (0.68)
                                                   -------   -------   -------   -------   -------
Change in net asset value                           (0.22)    (0.04)     0.50      0.74     (0.03)

Net asset value, end of year                       $13.01    $13.23    $13.27    $12.77    $12.03
                                                   ======    ======    ======    ======    ======
Total return (a)                                     1.04%     3.29%     8.75%    12.02%     5.58%  %
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                             2.72%     3.53%     4.53%     5.39%     5.69%
   Expenses, after expense reductions                0.92%     0.92%     0.93%     0.99%     0.98%
   Expenses, after expense reductions
     and net of custody credits                      0.91%     0.90%     0.92%       -         -
   Expenses, before expense reductions               0.92%     0.92%     0.93%     0.99%     0.99%

Portfolio turnover rate                             12.39%    35.06%     4.34%    15.23%    19.66%

Net assets at end of year (000)                   $163,530  $176,876  $155,864  $105,348   $87,616

<Fa>  Sales loads are not reflected in computing total return.



FINANCIAL HIGHLIGHTS
Thornburg Limited Term Income Fund
----------------------------------
    Income Fund commenced offering Class R-1 shares on July 1, 2003. Because this Fund only has financial information available for Class R-1 shares for the periods July 1, 2003 to September 30, 2003, and the fiscal year ended September 30, 2004, information for Class A shares is also provided. Class A information relates to a class of shares which is not offered in this Prospectus but which represents an investment in the same portfolio of securities. Total returns and other information would differ only to the extent Class A shares are subject to sales charges and lower expenses.




FINANCIAL HIGHLIGHTS
Thornburg Limited Term Income Fund
----------------------------------
                                                     Year Ended            Period Ended
                                                    September 30,          September 30, 2003(c)
                                                       2004
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                 $12.99                $13.10
                                                     ------                ------
Income from investment operations:
   Net investment income                               0.45                  0.17
   Net realized and unrealized
     gain (loss) on investments                       (0.18)                (0.11)
                                                     ------                -------
Total from investment operations                       0.27                  0.06
Less dividends from:
   Net investment income                              (0.45)                (0.17)
                                                     -------               -------
Change in net asset value                             (0.18)                (0.11)

Net asset value, end of period                       $12.81                $12.99
                                                     ======                ======
Total return (a)                                       2.14%                 0.48%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                               3.41%                 5.19%(b)
   Expenses, after expense reductions                  0.98%                 1.25%(b)
   Expenses, after expense reductions
     and net of custody credits                        0.98%                 1.25%(b)
   Expenses, before expense reductions                 7.63%            41,534.94%(b)*
Portfolio turnover rate                               22.73%                18.86%

Net assets at end of period (000)                    $911                    0    (d)

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class R-1 Shares was July 1, 2003.
<Fd>  Net assets at end of year were less than $1,000.
<F*>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.


FINANCIAL HIGHLIGHTS
Thornburg Limited Term Income Fund
----------------------------------
                                                                             Year Ended September 30,
                                                   2004     2003      2002      2001      2000
                                                                                                  >
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year               $12.99    $12.79    $12.55    $11.89    $11.93
                                                 ------    ------    ------    ------    ------
Income from investment operations:
   Net investment income                           0.43      0.51      0.61      0.73      0.73
   Net realized and unrealized
     gain (loss) on investments                   (0.19)     0.20      0.24      0.66     (0.04)
                                                 ------    ------    ------    ------    -------
Total from investment operations                   0.24      0.71      0.85      1.39      0.69
Less dividends from:
   Net investment income                          (0.43)    (0.51)    (0.61)    (0.73)    (0.73)
   Return of Capital                                -         -         -         -         -
                                                 -------   -------   -------   -------   -------
Change in net asset value                         (0.19)     0.20      0.24      0.66     (0.04)

Net asset value, end of year                     $12.80    $12.99    $12.79    $12.55    $11.89
                                                 ======    ======    ======    ======    ======
Total return (a)                                   1.96%     5.56%     7.05%    12.05%     6.05%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           3.33%     3.91%     4.88%     5.94%     6.21%
   Expenses, after expense reductions              0.99%     0.99%     0.99%     1.00%     0.99%
   Expenses, after expense reductions
     and net of custody credits                    0.99%     0.99%     0.99%       -         -
   Expenses, before expense reductions             1.07%     1.04%     1.10%     1.16%     1.21%
Portfolio turnover rate                           22.73%    18.86%    21.63%    20.54%    59.46%

Net assets at end of year (000)                  $230,256  $184,497  $104,710  $56,036   $31,520

<Fa>  Sales loads are not reflected in computing total return.



FINANCIAL HIGHLIGHTS
Thornburg Value Fund
---------------------

    Value Fund commenced offering Class R-1 shares on July 1, 2003. Because this Fund only has financial information available for Class R-1 shares for the period July 1, 2003 to September 30, 2003 and the fiscal year ended September 30, 2004, information for Class A shares is also provided. Class A information relates to a class of shares which is not offered in this Prospectus but which represents an investment in the same portfolio of securities. Total returns and other information would differ only to the extent Class A shares are subject to sales charges and lower expenses.




FINANCIAL HIGHLIGHTS
Thornburg Value Fund
--------------------
                                                      Year Ended           Period Ended
                                                     September 30,         September 30, 2003(c)
                                                       2004
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period                 $26.27                $25.83
                                                     ------                ------
Income from investment operations:
   Net investment income                               0.17                  0.03
   Net realized and unrealized
     gain (loss) on investments                        1.85                  0.41
                                                     ------                ------
Total from investment operations                       2.02                  0.44
Less dividends from:
   Net investment income                              (0.23)                  -
                                                     -------               ------
Change in net asset value                              1.79                  0.44

Net asset value, end of period                       $28.06                $26.27
                                                     ======                ======
Total return (a)                                       7.68%                 1.70%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                               0.64%                 0.48%(b)
   Expenses, after expense reductions                  1.34%                 1.45%(b)
   Expenses, after expense reductions
     and net of custody credits                        1.34%                 1.45%(b)
   Expenses, before expense reductions                 2.22%            44,445.63%(b)*
Portfolio turnover rate                               68.74%                82.89%

Net assets at end of period (000)                    $5,754                $ 0    (d)

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class R-1 Shares was July 1, 2003.
<Fd>  Net assets at end of year were less than $1,000.
<F*>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+     Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS
Thornburg Value Fund
--------------------
                                                                             Year Ended September 30,
                                                   2004      2003      2002      2001      2000
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year               $26.29    $20.73    $26.04    $32.98    $26.20
                                                 ------    ------    ------    ------    ------
Income from investment operations:
   Net investment income                           0.20      0.15      0.00(c)   0.02      0.74
   Net realized and unrealized
     gain (loss) on investments                    1.81      5.45     (5.31)    (6.38)     7.29
                                                 ------    ------    -------   -------   ------
Total from investment operations                   2.01      5.60     (5.31)    (6.36)     8.03
Less dividends from:
   Net investment income                          (0.19)    (0.02)      -       (0.25)    (0.86)
   Net realized gains                               -         -         -       (0.25)    (0.39)
   Return of Capital                                -       (0.02)      -       (0.08)      -
                                                 ------    -------   ------    -------   -------
Total dividends                                   (0.19)    (0.04)      -       (0.58)    (1.25)
                                                 -------   -------   ------    -------   -------
Change in net asset value                          1.82      5.56     (5.31)    (6.94)     6.78
Net asset value, end of year                     $28.11    $26.29    $20.73    $26.04    $32.98
                                                 ======    ======    ======    ======    ======
Total return (a)                                   7.61%    27.02%   (20.39)%  (19.59)%   30.68%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           0.71%     0.66%     0.00%(b)  0.07%     2.31%
   Expenses, after expense reductions              1.37%     1.43%     1.40%     1.37%     1.38%
   Expenses, after expense reductions
     and net of custody credits                    1.37%     1.43%     1.40%      -         -
   Expenses, before expense reductions             1.37%     1.43%     1.40%     1.38%     1.38%
Portfolio turnover rate                           68.74%    82.89%    76.37%    71.81%    72.35%

Net assets at end of year (000)                $1,086,448  $994,043  $809,229 $1,078,582 $873,433

<Fa>  Sales loads are not reflected in computing total return.
<Fb>  The ratio of net investment loss to average net assets is less than 0.01%.
<Fc>  Net investment loss per share is less than 0.01.
+ Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS
Thornburg International Value Fund
----------------------------------

    International Value Fund commenced offering Class R-1 shares on July 1, 2003. Because this Fund only has financial information available for Class R-1 shares for the period July 1, 2003 to September 30, 2003 and the fiscal year ended September 30, 2004, information for Class A shares is also provided. Class A information relates to a class of shares which is not offered in this Prospectus but which represents an investment in the same portfolio of securities. Total returns and other information would differ only to the extent Class A shares are subject to sales charges and lower expenses.




FINANCIAL HIGHLIGHTS
Thornburg International Value Fund
----------------------------------
                                                     Year Ended            Period Ended
                                                    September 30,          September 30, 2003(c)
                                                       2004
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period                 $15.01                $13.59
                                                     ------                ------
Income from investment operations:
   Net investment income                               0.19                  0.02
   Net realized and unrealized
     gain (loss) on investments                        3.08                  1.40
                                                     ------                ------
Total from investment operations                       3.27                  1.42
Less dividends from:
   Net investment income                                -                     -
                                                     ------                ------
Change in net asset value                              3.27                  1.42

Net asset value, end of period                       $18.28                $15.01
                                                     ======                ======
Total return (a)                                      21.79%                10.45%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                               1.08%                 0.65%(b)
   Expenses, after expense reductions                  1.45%                 1.60%(b)
   Expenses, after expense reductions
     and net of custody credits                        1.45%                 1.60%(b)
   Expenses, before expense reductions                 2.42%            30,451.98%(b)*
Portfolio turnover rate                               35.84%                58.35%

Net assets at end of period (000)                    $11,207               $ 0    (d)

<Fa>  Total return is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class R-1 Shares was July 1, 2003.
<Fd>  Net assets at end of year were less than $1,000.
<F*>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+     Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS
Thornburg International Value Fund
----------------------------------
                                                                             Year Ended September 30,
                                                   2004     2003      2002      2001      2000
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)+
Net asset value, beginning of year               $14.95    $11.88    $12.37    $16.64    $12.95
                                                 ------    ------    ------    ------    ------
Income from investment operations:
   Net investment income                           0.15      0.06      0.03      0.03      0.44
   Net realized and unrealized
     gain (loss) on investments                    3.08      3.00     (0.54)    (3.39)     4.03
                                                 ------    ------    -------   -------   ------
Total from investment operations                   3.23      3.06     (0.51)    (3.36)     4.47
Redemption fees added to paid in capital            -        0.01      0.02       -         -
Less dividends from:
   Net investment income                            -         -         -       (0.86)    (0.78)
   Return of Capital                                -         -         -       (0.05)      -
                                                 ------    ------    ------    -------   -------
Total dividends                                     -         -         -       (0.91)    (0.78)
                                                 ------    ------    ------    -------   -------
Change in net asset value                          3.23      3.07     (0.49)    (4.27)     3.69
Net asset value, end of year                     $18.18    $14.95    $11.88    $12.37    $16.64
                                                 ======    ======    ======    ======    ======
Total return (a)                                 21.61%     25.84%    (3.96)%  (21.28)%   34.42%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           0.88%     0.44%     0.19%     0.22%     2.61%
   Expenses, after expense reductions              1.49%     1.59%     1.57%     1.54%     1.53%
   Expenses, after expense reductions
     and net of custody credits                    1.49%     1.59%     1.57%      -         -
   Expenses, before expense reductions             1.51%     1.67%     1.60%     1.56%     1.55%
Portfolio turnover rate                           35.84%    58.35%    28.39%    61.05%    86.13%

Net assets at end of year (000)                  $948,631  $97,991   $69,490   $56,507   $76,070

<Fa>  Sales Loads re not reflected in computing total return.
+ Based on weighted average shares outstanding.



FINANCIAL HIGHLIGHTS
Thornburg Growth Fund
----------------------------------

    Growth Fund commenced offering Class R-1 shares on July 1, 2003. Because this Fund only has financial information available for Class R-1 shares for the period July 1, 2003 to September 30, 2003 and for the fiscal year ended September 30, 2004, information for Class A shares is also provided. Class A information relates to a class of shares which is not offered in this Prospectus but which represents an investment in the same portfolio of securities. Total returns and other information would differ only to the extent Class A shares are subject to sales charges and lower expenses.




FINANCIAL HIGHLIGHTS
Thornburg Growth Fund
--------------------------
                                                     Year Ended            Period Ended
                                                    September 30,          September 30, 2003(c)
                                                       2004
Class R-1 Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period                 $10.11                 $9.59
                                                     ------                 -----
Income from investment operations:
   Net investment income                              (0.12)                (0.03)
   Net realized and unrealized
     gain (loss) on investments                        0.91                  0.55
                                                     -------               -------
Total from investment operations                       0.79                  0.52

Change in net asset value                              0.79                  0.52

Net asset value, end of period                       $10.90                $10.11
                                                     ======                ======
Total return (a)                                       7.81 %                5.42%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                              (1.17)%               (1.06)%(b)
   Expenses, after expense reductions                  1.50 %                1.65 %(b)
   Expenses, after expense reductions
     and net of custody credits                        1.49 %                1.65 %(b)
   Expenses, before expense reductions               722.79 %           22,219.77 %(b)*
Portfolio turnover rate                              108.50 %              102.91 %

Net assets at end of period (000)                    $16                   $ 0    (d)

<Fa>  Total return is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Effective date of Class R-1 Shares was July 1, 2003.
<Fd>  Net assets at end of year were less than $1,000.
<F*>  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.


FINANCIAL HIGHLIGHTS
Thornburg Growth Fund
---------------------
                                                                                     Period Ended
                                                           Year Ended September 30,  September 30,
                                                   2004     2003      2002            2001 (c)
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period             $10.11    $ 6.45    $ 7.80          $11.94
                                                 ------    ------    ------          ------
Income from investment operations:
   Net investment income                          (0.15)    (0.13)    (0.12)          (0.08)
   Net realized and unrealized
     gain (loss) on investments                    0.90      3.77     (1.23)          (4.06)
                                                 -------   -------   -------         -------
Total from investment operations                   0.75      3.64     (1.35)          (4.14)
Redemption fees added to paid in capital            -        0.02       -               -
                                                 -------   ------    -------         -------
Change in net asset value                          0.01      3.66     (1.35)          (4.14)

Net asset value, end of period                   $10.87    $10.11    $ 6.45          $ 7.80
                                                 ======    ======    ======          ======
Total return (a)                                   7.52%    56.74%   (17.31)%        (34.67)%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                         (1.37)%    (1.43)%   (1.44)%         (1.02)%(b)
   Expenses, after expense reductions             1.62%      1.65%     1.64%           1.71% (b)
   Expenses, after expense reductions
     and net of custody credits                   1.61%      1.63%     1.63%            -
   Expenses, before expense reductions            1.70%      2.03%     2.39%           2.80% (b)

Portfolio turnover rate                          108.50%   102.91%   212.17%         126.15%

Net assets at end of period (000)                $40,899   $36,247   $ 5,685         $ 6,337

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Fund commenced operations on December 27, 2000.
+ Based on weighted average shares outstanding.


FINANCIAL HIGHLIGHTS
Thornburg Investment Income Builder Fund
----------------------------------------

Because Investment Income Builder Fund does not have financial information available for Class R-1 shares, information for Class A shares is provided. Class A information relates to a class of shares which is not offered in this Prospectus but which represents an investment in the same portfolio of securities. Total returns and other information would differ only to the extent Class A shares are subject to sales charges and lower expenses.


FINANCIAL HIGHLIGHTS
Thornburg Investment Income Builder Fund
----------------------------------------
                                                     Year Ended            Period Ended
                                                    September 30,          September 30, 2003(c)
                                                       2004
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period                 $13.77                $11.94
                                                     ------                ------
Income from investment operations:
   Net investment income                               0.72                  0.56
   Net realized and unrealized
     gain (loss) on investments                        1.66                  1.60
                                                     ------                ------
Total from investment operations                       2.38                  2.16
Less dividends from:
  Net investment income                               (0.55)                (0.33)
                                                     -------               -------
Change in net asset value                              1.83                  1.83

Net asset value, end of period                       $15.60                $13.77
                                                     ======                ======
Total return (a)                                      17.40%                18.25%
----------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                               4.72 %                5.65%(b)
   Expenses, after expense reductions                  1.50 %                1.61%(b)
   Expenses, after expense reductions
     and net of custody credits                        1.49 %                1.60%(b)
   Expenses, before expense reductions                 1.50 %                1.74%(b)

Portfolio turnover rate                              109.21%                52.10%

Net assets at end of period (000)                    $224,522              $73,083

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.
<Fc>  Fund commenced operations on December 24, 2002.
+ Based on weighted average shares outstanding.



<OUTSIDE BACK COVER>
ADDITIONAL INFORMATION

Reports to Shareholders
   Shareholders will receive annual
   reports of their Fund containing
   financial statements audited by the
   Funds'  independent auditors, and
   also will receive unaudited semi-
   annual reports. In addition, each
   shareholder will receive an account
   statement no less often than quarterly.

General Counsel
   Legal matters in connection with
   the issuance of shares of the Funds
   are passed upon by White, Koch,
   Kelly & McCarthy, Professional
   Association, Post Office Box 787,
   Santa Fe, New Mexico 87504-0787.

Investment Adviser
   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor
   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian
   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171

Transfer Agent
   State Street Bank & Trust Co.
   c/o NFDS Servicing Agent
   Post Office Box 419017
   Kansas City, Missouri 64141-6017

Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year.
The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this
Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501

(800) 847-0200

www.thornburg.com   email: postmaster@thornburg.com

Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.